      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 26, 2008.
                                                            FILE NOS. 333-137882
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 11                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 12                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on August 28, 2008 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Other
                                                                           Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Purchasing
                                                                           a Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Investment
                                                                           Options
8.           Annuity Period..............................................  Annuity Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Polaris II A-Class Platinum Series
                                                                           Variable Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Polaris II A-Class
                                                                           Platinum Series Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Annuity Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                  [POLARIS(II) A - CLASS PLATINUM SERIES LOGO]
                                   PROSPECTUS

                                AUGUST 28, 2008


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Franklin Templeton Variable Insurance Products Trust ("FTVIPT"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van Kampen Life Investment Trust ("VKT").


UNDERLYING FUNDS:                                          MANAGED BY:
    Aggressive Growth                                      AIG SunAmerica Asset Management Corp.
    Alliance Growth                                        AllianceBernstein, L.P.
    American Funds Asset Allocation(1)                     Capital Research and Management Company
    American Funds Global Growth(1)                        Capital Research and Management Company
    American Funds Growth(1)                               Capital Research and Management Company
    American Funds Growth-Income(1)                        Capital Research and Management Company
    Asset Allocation                                       Edge Asset Management, Inc.
    Balanced(4)                                            J.P. Morgan Investment Management Inc.
    Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.
    Capital Appreciation                                   Wellington Management Company, LLP
    Capital Growth                                         OppenheimerFunds, Inc.
    Cash Management                                        Columbia Management Advisors, LLC
    Corporate Bond                                         Federated Investment Management Company
    Davis Venture Value                                    Davis Selected Advisers LLC
    "Dogs" of Wall Street(2)                               AIG SunAmerica Asset Management Corp.
    Emerging Markets                                       Putnam Investment Management, Inc.
    Equity Opportunities                                   OppenheimerFunds, Inc.
    Foreign Value                                          Templeton Investment Counsel, LLC
    Franklin Income Securities Fund                        Franklin Advisers, Inc.
    Franklin Templeton VIP Founding Funds Allocation       Franklin Templeton Services, LLC(4)
      Fund
    Fundamental Growth                                     Wells Capital Management Inc.
    Global Bond                                            Goldman Sachs Asset Management International
    Global Equities                                        J.P. Morgan Investment Management Inc.
    Government and Quality Bond                            Wellington Management Company, LLP
    Growth                                                 Wellington Management Company, LLP
    Growth-Income                                          AllianceBernstein, L.P.
    Growth Opportunities                                   Morgan Stanley Investment Management, Inc.(3)
    High-Yield Bond                                        AIG SunAmerica Asset Management Corp.
    International Diversified Equities                     Morgan Stanley Investment Management, Inc.(3)
    International Growth & Income                          Putnam Investment Management, Inc.
    Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC
    Lord Abbett Mid Cap Value                              Lord, Abbett & Co. LLC
    Marsico Focused Growth                                 Marsico Capital Management, LLC
    MFS Massachusetts Investors Trust(2)                   Massachusetts Financial Services Company
    MFS Total Return                                       Massachusetts Financial Services Company
    Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.
    Natural Resources                                      Wellington Management Company, LLP
    Real Estate                                            Davis Selected Advisers LLC
    Small & Mid Cap Value                                  AllianceBernstein, L.P.
    Small Company Value                                    Franklin Advisory Services, LLC
    Technology                                             Columbia Management Advisors, LLC
    Telecom Utility                                        Massachusetts Financial Services Company
    Total Return Bond(5)                                   Pacific Investment Management Company LLC
    Van Kampen LIT Capital Growth, Class II Shares(6)      Van Kampen Asset Management
    Van Kampen LIT Comstock, Class II Shares(2)            Van Kampen Asset Management
    Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management

(1) Separate Investment of American Funds Insurance Series.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS
    Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
    Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "Van Kampen."

(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

(5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan
    Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II
Shares.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 28, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 GLOSSARY............................................     3
 HIGHLIGHTS..........................................     4
 FEE TABLE...........................................     5
       Maximum Owner Transaction Expenses............     5
       Contract Maintenance Fee......................     5
       Separate Account Annual Expenses..............     5
       Additional Optional Feature Fees..............     5
         Optional MarketLock Income Plus Fee.........     5
         Optional MarketLock For Life Plus Fee.......     5
         Optional MarketLock Fee.....................     5
       Underlying Fund Expenses......................     5
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES................     7
 THE POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE
   ANNUITY...........................................     8
 PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES
   VARIABLE ANNUITY..................................     8
       Allocation of Purchase Payments...............     9
       Accumulation Units............................    10
       Right to Examine..............................    10
       Exchange Offers...............................    10
       Important Information for Military
         Servicemembers..............................    10
 INVESTMENT OPTIONS..................................    11
       Variable Portfolios...........................    11
         American Funds Insurance Series.............    11
         Anchor Series Trust.........................    11
         Franklin Templeton Variable Insurance
         Products Trust..............................    11
         Lord Abbett Series Fund, Inc................    11
         SunAmerica Series Trust.....................    11
         Van Kampen Life Investment Trust............    11
       Substitution, Addition or Deletion of Variable
         Portfolios..................................    13
       Fixed Accounts................................    13
       Dollar Cost Averaging Fixed Accounts..........    13
       Dollar Cost Averaging Program.................    13
       Polaris Portfolio Allocator Program...........    14
       Transfers During the Accumulation Phase.......    16
       Automatic Asset Rebalancing Program...........    19
       Voting Rights.................................    19
 ACCESS TO YOUR MONEY................................    19
       Systematic Withdrawal Program.................    20
       Minimum Contract Value........................    20
 OPTIONAL LIVING BENEFITS............................    20
       MarketLock Income Plus........................    20
       MarketLock For Life Plus......................    28
       MarketLock....................................    35
 DEATH BENEFITS......................................    40
       Death Benefit Options.........................    41
       Optional EstatePlus Benefit...................    42
       Spousal Continuation..........................    43
 EXPENSES............................................    43
       Separate Account Expenses.....................    43
       Underlying Fund Expenses......................    46
       Contract Maintenance Fee......................    46
       Transfer Fee..................................    46
       Optional MarketLock Income Plus Fee...........    46
       Optional MarketLock For Life Plus Fee.........    46
       Optional MarketLock Fee.......................    47
       Optional EstatePlus Fee.......................    47
       Premium Tax...................................    47
       Income Taxes..................................    47
       Reduction or Elimination of Fees, Expenses
         and Additional Amounts Credited.............    47
 ANNUITY INCOME OPTIONS..............................    47
       Annuity Date..................................    47
       Annuity Income Options........................    48
       Fixed or Variable Annuity Income Payments.....    48
       Annuity Income Payments.......................    49
       Transfers During the Income Phase.............    49
       Deferment of Payments.........................    49
 TAXES...............................................    49
       Annuity Contracts in General..................    49
       Tax Treatment of Distributions - Non-Qualified
         Contracts...................................    50
       Tax Treatment of Distributions - Qualified
         Contracts...................................    50
       Required Minimum Distributions................    51
       Tax Treatment of Death Benefits...............    52
       Tax Treatment of Optional Living Benefits.....    52
       Contracts Owned by a Trust or Corporation.....    52
       Gifts, Pledges and/or Assignments of a
         Contract....................................    52
       Diversification and Investor Control..........    53
 OTHER INFORMATION...................................    53
       AIG SunAmerica Life...........................    53
       The Distributor...............................    53
       The Separate Account..........................    53
       The General Account...........................    54
       Payments in Connection with Distribution of
         the Contract................................    54
       Administration................................    55
       Legal Proceedings.............................    55
       Financial Statements..........................    56
       Registration Statements.......................    56
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION.......................................    57
 APPENDIX A - CONDENSED FINANCIAL INFORMATION........   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION......................................   B-1
 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES......   C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR
   VARIATIONS OF CERTAIN FEATURES AND BENEFITS.......   D-1
 APPENDIX E - IMPORTANT INFORMATION FOR CONTRACTS
   ISSUED PRIOR TO JANUARY 1, 2007...................   E-1

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.



INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when a person has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.



LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris (II) A-Class Platinum Series Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE THE FEE TABLE IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these benefits can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.



PLEASE SEE THE STATE APPENDIX BELOW FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND/OR STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   FEE TABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE

(as a percentage of each Gross Purchase
  Payment)(2)................................  5.75%

MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Gross Purchase
  Payment)(2)................................  0.50%

  TRANSFER FEE........ $25 per transfer after the first
                       15 transfers in any contract
                       year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


     Separate Account Fee....................  0.85%
     Optional EstatePlus Fee(4)..............  0.25%
                                               -----
       Total Separate Account Annual
          Expenses...........................  1.10%
                                               =====


ADDITIONAL OPTIONAL FEATURE FEES
You may elect only one of the following optional living benefits below:

OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(5)

    NUMBER OF COVERED PERSONS                  ANNUALIZED FEE
    -------------------------                  --------------
    For One Covered Person...................      0.85%
    For Two Covered Persons..................      1.10%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(6)

    NUMBER OF COVERED PERSONS                  ANNUALIZED FEE
    -------------------------                  --------------
    For One Covered Person...................      0.75%
    For Two Covered Persons..................      1.00%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(7)

                                               ANNUALIZED FEE
                                               --------------
    All years in which the feature is in           0.50%
      effect.................................

                            UNDERLYING FUND EXPENSES


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND EXPENSES(8)                      MINIMUM   MAXIMUM
----------------------------------------                      -------   -------
(expenses that are deducted from Trust assets, including
management fees, 12b-1 fees, if applicable, and other
expenses)...................................................   0.52%     1.64%


FOOTNOTES TO THE FEE TABLE


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE PREMIUM TAX AND STATE APPENDIX BELOW.

(2) Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION BELOW.

                                                    SALES CHARGE AS A
  INVESTMENT AMOUNT (AS DEFINED IN SALES CHARGE    PERCENTAGE OF GROSS
                    SECTION)                    PURCHASE PAYMENT INVESTED
          -----------------------------         -------------------------
  Less than $50,000...........................            5.75%
  $50,000 but less than $100,000..............            4.75%
  $100,000 but less than $250,000.............            3.50%
  $250,000 but less than $500,000.............            2.50%
  $500,000 but less than $1,000,000...........            2.00%
  $1,000,000 or more..........................            0.50%

    A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.

(3) The contract maintenance fee may be waived if contract value is $50,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

(4) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.

(5) MarketLock Income Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Gross Purchase Payment. The Income Base is increased by subsequent Gross Purchase Payments received in years 1-5, capped at the first contract year's Gross Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Gross Purchase Payments in excess of the annual cap in contract years 2-5 and all Gross Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 10th contract anniversary, the Income Base will be increased to at least 200% of the Gross Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



(6) MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Gross Purchase Payment. The Income Base is increased by subsequent Gross Purchase Payments received in years 1-5, capped at the first contract year's Gross Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 10 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Gross Purchase Payments in excess of the annual cap in contract years 2-5 and all Gross Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



(7) MarketLock is an optional guaranteed minimum withdrawal benefit. The MAV Benefit Base equals the greater of (a) Gross Purchase Payments made in the first two years, or (b) the highest contract anniversary value (less Gross Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted for withdrawals during the applicable period. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.


(8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2008. The minimum expense is for an Underlying Fund of American Funds Insurance Series Trust as of its fiscal year ended December 31, 2007.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% (including EstatePlus), the optional MarketLock Income Plus feature of 1.10%, and investment in an Underlying Fund with total expenses of 1.64%)


(1) If you surrender your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $944       $1,693      $2,460      $4,451
---------------------------------------------
---------------------------------------------

(2) If you do not surrender or annuitize your contract at the end of the applicable time period(4):

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $944       $1,693      $2,460      $4,451
---------------------------------------------
---------------------------------------------

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)

(1) If you surrender your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $711         $998      $1,307      $2,179
---------------------------------------------
---------------------------------------------

(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $711         $998      $1,307      $2,179
---------------------------------------------
---------------------------------------------


EXPLANATION OF FEE TABLE AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.



3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.


4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                    THE POLARIS(II) A-CLASS PLATINUM SERIES
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the insurance company guarantees to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW.

----------------------------------------------------------------
----------------------------------------------------------------
       PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                      MINIMUM INITIAL                    MINIMUM
                                       GROSS PURCHASE                SUBSEQUENT GROSS
                                          PAYMENT                    PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------

We reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Gross Purchase Payments greater than $250,000. Subsequent Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, First Sun America Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP



A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. For more information on non-natural ownership, please see TAXES below.

MAXIMUM ISSUE AGE

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION FOR FRAUD



The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.


JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us.

An initial Gross Purchase Payment will be priced within two business days after it is received by us in Good Order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received in Good Order after Market Close, the initial Gross Purchase Payment will be priced within two business days after the next business day. We allocate your initial Gross Purchase Payments as of the date such Gross Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

Gross Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Gross Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested.

Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. If your contract was issued in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government, and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST -- CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

     Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund.

     Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds. Each underlying fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST -- CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life
                              Investment Trust ("VKT").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                  UNDERLYING FUNDS                                     MANAGED BY:                   TRUST  ASSET CLASS
                  ----------------                                     -----------                   -----  -----------
Aggressive Growth                                      AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth                                        AllianceBernstein, L.P.                       SAST   STOCK
American Funds Asset Allocation(1)                     Capital Research and Management Company       AFIS   BALANCED
American Funds Global Growth(1)                        Capital Research and Management Company       AFIS   STOCK
American Funds Growth(1)                               Capital Research and Management Company       AFIS   STOCK
American Funds Growth-Income(1)                        Capital Research and Management Company       AFIS   STOCK
Asset Allocation                                       Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                               J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.         SAST   STOCK
Capital Appreciation                                   Wellington Management Company, LLP            AST    STOCK
Capital Growth                                         OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                        Columbia Management Advisors, LLC             SAST   CASH
Corporate Bond                                         Federated Investment Management Company       SAST   BOND
Davis Venture Value                                    Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street(2)                               AIG SunAmerica Asset Management Corp.         SAST   STOCK
Emerging Markets                                       Putnam Investment Management, Inc.            SAST   STOCK
Equity Opportunities                                   OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value                                          Templeton Investment Counsel, LLC             SAST   STOCK
Franklin Income Securities Fund                        Franklin Advisers, Inc.                       FTVIPT BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund  Franklin Templeton Services, LLC(4)           FTVIPT BALANCED
Fundamental Growth                                     Wells Capital Management Inc.                 SAST   STOCK
Global Bond                                            Goldman Sachs Asset Management International  SAST   BOND
Global Equities                                        J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                            Wellington Management Company, LLP            AST    BOND
Growth                                                 Wellington Management Company, LLP            AST    STOCK
Growth-Income                                          AllianceBernstein, L.P.                       SAST   STOCK
Growth Opportunities                                   Morgan Stanley Investment Management,         SAST   STOCK
                                                       Inc.(3)
High-Yield Bond                                        AIG SunAmerica Asset Management Corp.         SAST   BOND
International Diversified Equities                     Morgan Stanley Investment Management,         SAST   STOCK
                                                       Inc.(3)
International Growth & Income                          Putnam Investment Management, Inc.            SAST   STOCK
Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC                        LASF   STOCK
Lord Abbett Mid Cap Value                              Lord, Abbett & Co. LLC                        LASF   STOCK
Marsico Focused Growth                                 Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust(2)                   Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return                                       Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.        SAST   STOCK
Natural Resources                                      Wellington Management Company, LLP            AST    STOCK
Real Estate                                            Davis Selected Advisers LLC                   SAST   STOCK
Small & Mid Cap Value                                  AllianceBernstein, L.P.                       SAST   STOCK
Small Company Value                                    Franklin Advisory Services, LLC               SAST   STOCK
Technology                                             Columbia Management Advisors, LLC             SAST   STOCK
Telecom Utility                                        Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond(5)                                   Pacific Investment Management Company LLC     SAST   BOND
Van Kampen LIT Capital Growth, Class II Shares(6)      Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Comstock, Class II Shares(2)            Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management                   VKT    STOCK

(1) Separate Investment of American Funds Insurance Series.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

(5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models") or in one of the four Sample Portfolios. Each Model and Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. The Sample Portfolios allocate amongst the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.

Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the program by selecting the Model or Sample Portfolio on the contract application form. You and your financial representative should determine the Model or Sample Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model or Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Model or Sample Portfolio through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in either one Model or one Sample Portfolio at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Model or Sample Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model, such an investment may no longer be consistent with the model's intended objectives. You can transfer 100% of your investment from one Model or Sample Portfolio to a different Model or Sample Portfolio at any time.


WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model or Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model or Sample Portfolio, your investment may no longer be consistent with the Model's or Sample Portfolio's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS AND THE SAMPLE PORTFOLIOS

You can elect to have your investment in the Model or Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model or Sample Portfolio you selected.

With respect to the Models, if you choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.

Over time, the Model or Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Model or Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Model or Sample Portfolio's intended objectives. In addition, your investment needs may change. You should consult your financial representative about how to keep your Model or Sample Portfolio's allocations in line with your investment goals.


If you elect certain optional living benefits, you will automatically be enrolled in the Automatic Asset Rebalancing Program and your contract will be rebalanced in accordance with the investment requirements of the living benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Models and Sample Portfolios are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model or Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Model or Sample Portfolio.

The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models and Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Model or Sample Portfolio, so that you could have been better off investing in a single investment category than in a Model or Sample Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model or Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.

The Models and Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models or Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models or Sample Portfolios can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS

---------------------------------------------------------------
VARIABLE PORTFOLIOS   MODEL A    MODEL B    MODEL C    MODEL D
---------------------------------------------------------------
 American Funds
   Global Growth          4%         5%         6%         8%
---------------------------------------------------------------
 American Funds
   Growth                 3%         4%         4%         5%
---------------------------------------------------------------
 American Funds
   Growth-Income          4%         5%         6%         8%
---------------------------------------------------------------
 Capital
   Appreciation           2%         2%         3%         3%
---------------------------------------------------------------
 Cash Management          2%         0%         0%         0%
---------------------------------------------------------------
 Corporate Bond           8%         6%         5%         0%
---------------------------------------------------------------
 Davis Venture Value      4%         5%         5%         6%
---------------------------------------------------------------
 Emerging Markets         0%         0%         2%         3%
---------------------------------------------------------------
 Foreign Value            4%         6%         7%         8%
---------------------------------------------------------------
 Global Bond              4%         3%         0%         0%
---------------------------------------------------------------
 Government and
   Quality Bond          12%         7%         4%         0%
---------------------------------------------------------------
 Growth
   Opportunities          2%         3%         4%         5%
---------------------------------------------------------------
 High-Yield Bond          4%         3%         0%         0%
---------------------------------------------------------------
 International
   Growth & Income        4%         5%         6%         8%
---------------------------------------------------------------
 Lord Abbett Growth
   and Income             2%         2%         3%         3%
---------------------------------------------------------------
 MFS Massachusetts
   Investors Trust        4%         5%         6%         7%
---------------------------------------------------------------
 Mid-Cap Growth           0%         0%         0%         3%
---------------------------------------------------------------
 Real Estate              3%         4%         4%         5%
---------------------------------------------------------------
 Small & Mid Cap
   Value                  6%         7%         7%         8%
---------------------------------------------------------------
 Small Company Value      0%         2%         3%         4%
---------------------------------------------------------------
 Total Return Bond       17%        13%        11%         2%
---------------------------------------------------------------
 Van Kampen LIT
   Comstock, Class
   II Shares              4%         5%         6%         6%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                 7%         8%         8%         8%
---------------------------------------------------------------
 TOTAL                  100%       100%       100%       100%
---------------------------------------------------------------

SAMPLE PORTFOLIOS

---------------------------------------------------------------
                      BALANCED
                       GROWTH    BALANCE
                        AND         TO                   ALL
VARIABLE PORTFOLIOS    INCOME     GROWTH     GROWTH     EQUITY
---------------------------------------------------------------
 American Funds
   Asset Allocation      15%        10%         0%         0%
---------------------------------------------------------------
 American Funds
   Global Growth          5%        10%        10%        15%
---------------------------------------------------------------
 American Funds
   Growth-Income          0%         0%        15%        20%
---------------------------------------------------------------
 Capital
   Appreciation           5%         5%        10%        10%
---------------------------------------------------------------
 Corporate Bond          25%        15%        10%         0%
---------------------------------------------------------------
 Davis Venture Value      5%         5%         5%        10%
---------------------------------------------------------------
 High Yield Bond          5%         5%         5%         0%
---------------------------------------------------------------
 MFS Total Return        20%        15%        10%         0%
---------------------------------------------------------------
 Small Company Value      0%         5%         5%        10%
---------------------------------------------------------------
 Van Kampen LIT
   Comstock, Class
   II Shares             10%        15%        15%        20%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                10%        15%        15%        15%
---------------------------------------------------------------
 TOTAL                  100%       100%       100%       100%
---------------------------------------------------------------

The Models and Sample Portfolios and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Model and Sample Portfolio are reallocated annually on or about May 1. However, once you invest in either a Model or Sample Portfolio, your investments are considered "static" because the Variable Portfolios and the percentages of contract value allocated to each Variable Portfolio within a Model and Sample Portfolio will not be changed by us.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).

U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect certain optional living benefits, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS BELOW. If you make an internet transfer on our website and you have not elected certain optional living benefits, the Automatic Asset Rebalancing program will be terminated.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.

A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,500,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE FEE TABLE ABOVE.


If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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----------------------------------------------------------------

                            OPTIONAL LIVING BENEFITS

----------------------------------------------------------------
----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW FOR AN ADDITIONAL FEE. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. IN ADDITION, THESE FEATURES CAN PROVIDE A GUARANTEED INCOME STREAM AND OTHER BENEFITS. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

MARKETLOCK INCOME PLUS

What is MarketLock Income Plus?


MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.


This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received during the contract's first five years are included in the Income Base.


Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.



In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any other additional restrictions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). If MarketLock Income Plus is not approved in your state as of the date of this prospectus, you may elect the feature after you purchase your contract provided the state approval occurs before your first contract anniversary. We will contact you to let you know when the feature is approved in your state.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

----------------------------------------------
                           COVERED PERSON
                      ------------------------
                        MINIMUM      MAXIMUM
                          AGE        AGE(1)
----------------------------------------------
     One Owner            45           80
----------------------------------------------
    Joint Owners
(based on the age of      45           80
   the older Owner)
----------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.


(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.


You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.



The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee, as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension. WE WILL PROVIDE YOU WITH AN EXTENSION ELECTION FORM PRIOR TO THE END OF EACH EVALUATION PERIOD YOU ELECT TO EXTEND. IF YOU ELECT TO EXTEND THE FEATURE, YOU MUST COMPLETE THE ELECTION FORM AND RETURN IT TO US OR ADVISE US AS TO YOUR INTENT TO EXTEND IN A METHOD ACCEPTABLE TO US. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 10 years?


Yes, there is an additional guarantee if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.


What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


--------------------------------------------------------------
 AGE OF THE COVERED PERSON AT           MAXIMUM ANNUAL
   TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
--------------------------------------------------------------
    Prior to 62nd birthday            4% of Income Base
--------------------------------------------------------------
  On or after 62nd birthday           5% of Income Base
--------------------------------------------------------------


Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


-----------------------------------------------------------------
AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON             MAXIMUM ANNUAL
   AT TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
-----------------------------------------------------------------
    Prior to 62nd birthday               4% of Income Base
-----------------------------------------------------------------
   On or after 62nd birthday             5% of Income Base
-----------------------------------------------------------------


If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.

Are there investment requirements if I elect MarketLock Income Plus?


Yes, as long as you have not elected to cancel the feature, you may comply with investment requirements by allocating your investments in one of three ways:



     1. Invest 100% in the Cash Management Variable Portfolio; or



     2. Invest 100% in either Polaris Portfolio Allocator Model A, B, or C; or


     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securites Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.


The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.


Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.

Fifth, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

Sixth, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. PLEASE SEE THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX BELOW.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. Please see "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary

Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.

The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal

Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock Income Plus calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.85% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.10% of Income Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee, as reflected in the fee table, will not increase by more than 0.25% at the time of First Extension.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?


Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").



After election of the First Extension and Second Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").



Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.



The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.


The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.


If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income

Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?


No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS BELOW.


What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel the MarketLock Income Plus feature?



MarketLock Income Plus may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the MarketLock Income Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.


Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can I elect to cancel the MarketLock Income Plus feature?"

MARKETLOCK FOR LIFE PLUS

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest contract anniversary value or the Income Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.


This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Income Base, as defined below.


Please note that this feature may not be available in your state. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.


IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            45             80
-------------------------------------------------
    Joint Owners
(based on the age of      45             80
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:


------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest

Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.


MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. Please see "How are the components of MarketLock For Life Plus calculated?" below for details.


What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


--------------------------------------------------------------
 AGE OF THE COVERED PERSON AT           MAXIMUM ANNUAL
   TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
--------------------------------------------------------------
 At least age 45 but prior to
         60th birthday                4% of Income Base
--------------------------------------------------------------
 At least age 60 but prior to
         76th birthday                5% of Income Base
--------------------------------------------------------------
  On or after 76th birthday           6% of Income Base
--------------------------------------------------------------


Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


-----------------------------------------------------------------
AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON             MAXIMUM ANNUAL
   AT TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
-----------------------------------------------------------------
At least age 45 but prior to 60th
            birthday                     4% of Income Base
-----------------------------------------------------------------
At least age 60 but prior to 76th
            birthday                     5% of Income Base
-----------------------------------------------------------------
   On or after 76th birthday             6% of Income Base
-----------------------------------------------------------------



If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a benefit year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.


Are there investment requirements if I elect MarketLock For Life Plus?


As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways:


     1. Invest 100% in the Balanced-Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C; or



     2. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securites Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return; or

     3. Invest in accordance with the requirements outlined in the table below:


------------------------------------------------------------------------
     INVESTMENT         INVESTMENT           VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT          AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    Cash Management
    Fixed Accounts     Maximum 100%   Corporate Bond
                                      Global Bond
                                      Government & Quality Bond
                                      Total Return Bond
                                      DCA FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
                                      FIXED ACCOUNTS
                                      1-Year Fixed
------------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Aggressive Growth
                       Maximum 80%    Alliance Growth
                                      American Funds Asset Allocation
                                      American Funds Global Growth
                                      American Funds Growth
                                      American Funds Growth-Income
                                      Asset Allocation
                                      Balanced
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Equity Opportunities
                                      Foreign Value
                                      Franklin Income Securities Fund
                                      Franklin Templeton VIP Founding
                                        Funds Allocation Fund
                                      Fundamental Growth
                                      Global Equities
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Lord Abbett Mid Cap Value
                                      Marsico Focused Growth
                                      MFS Massachusetts Investors Trust
                                      MFS Total Return
                                      Small & Mid Cap Value
                                      Telecom Utility
                                      Van Kampen LIT Capital Growth,
                                        Class II Shares
                                      Van Kampen LIT Comstock,
                                        Class II Shares
                                      Van Kampen LIT Growth and Income
                                        Class II Shares
------------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    Capital Growth
                       Maximum 20%    Emerging Markets
                                      Growth Opportunities
                                      Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
------------------------------------------------------------------------



The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.


Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.


Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Please see"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.


     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Income Base; and

          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

          (a) the Income Base calculated based on the maximum Anniversary Value; and


          (b) the current Income Base plus the Income Credit.


     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.


The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.



The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time an Excess Withdrawal is taken. Other than adjustments made for excess withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS? below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:

----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.75% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.00% of Income Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.


An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.


If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Income Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.


     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years.


     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under

     "How are the components for MarketLock For Life Plus calculated?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS ON THE FEATURE.

What happens if the contract value is reduced to zero?


All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).



If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.



When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:



     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     2. Any payment option mutually agreeable between you and us.



If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).



Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


Can I extend the Income Base Evaluation Period beyond 10 years?


There is an option for extension of the Income Base Evaluation Period as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. Please see "How are the components for MarketLock For Life Plus calculated?"



Prior to the end of the initial MAV Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of the initial MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. Additional MAV Evaluation Periods may be offered at our sole discretion.



The fee for the feature may change at the time of extension and may be different than when you initially elected the feature.


If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "Can I extend the Income Base Evaluation Period beyond 10 years?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel the MarketLock For Life Plus feature?



MarketLock For Life Plus may be cancelled by you on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once you elect to cancel the MarketLock For Life Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.


Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can I elect to cancel the MarketLock For Life Plus feature?"


MARKETLOCK

What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR INFORMATION REGARDING STATE AVAILABILITY.

The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.

When and how can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.

How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.

MARKETLOCK SUMMARY TABLE:


-----------------------------------------------------
                            MAXIMUM       INITIAL
                            ANNUAL        MINIMUM
                          WITHDRAWAL     WITHDRAWAL
DATE OF FIRST WITHDRAWAL  PERCENTAGE*      PERIOD
-----------------------------------------------------
 Before 7(th) Benefit         5%          20 years
    Year anniversary
-----------------------------------------------------
  On or after 7(th)           7%       14.28 years**
      Benefit Year
      anniversary
-----------------------------------------------------
On or after the older         5%        Life of the
    contract owner's                   older contract
   65(th) birthday***                      owner
-----------------------------------------------------


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.


** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.


*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the withdrawal will be treated as an Excess Withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.


For details on the effects of withdrawals, please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual

Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.

Can I extend MarketLock beyond 7 years?


Yes. As long as you have not elected to cancel the feature and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see "How are the Components of MarketLock calculated?"



Prior to the end of the initial MAV Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of the initial MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. Additional MAV Evaluation Periods may be offered at our sole discretion.



The fee for the feature may change at the time of extension and may be different than when you initially elected the feature.


If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR    EFFECT ON MINIMUM WITHDRAWAL PERIOD
----------------------------------------------------------
 Amounts up to the     New Minimum Withdrawal Period = the
 Maximum Annual        MAV Benefit Base (which includes a
 Withdrawal Amount     deduction for any previous
                       withdrawal), divided by the current
                       Maximum Annual Withdrawal Amount
----------------------------------------------------------
 Amounts in excess of  New Minimum Withdrawal Period = the
 the Maximum Annual    Minimum Withdrawal Period as of the
 Withdrawal Amount     prior contract anniversary minus
                       one year
----------------------------------------------------------

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only once more. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.


Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing annuity income payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.



Can I elect to cancel the MarketLock feature?



MarketLock may be cancelled by you on the 7th contract anniversary, or any contract anniversary thereafter. Once you elect to cancel the MarketLock feature, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect or reinstate MarketLock after cancellation.


Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

----------------------------------------------------------------
----------------------------------------------------------------

                                 DEATH BENEFITS

----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.
A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS


This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Value Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary; or

     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, plus any Purchase Payments since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.
If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

           a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

           b. 125% of Contract Value.

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before May 1, 2007 would be subject to a different calculation. Please see the Statement of Additional Information for details.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.
WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

----------------------------------------------------------------

----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX D -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UPFRONT SALES CHARGE

We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

        (a) the Gross Purchase Payment amount;

        (b) the current contract value of this contract; and

        (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2. The amount, if any, you agree to contribute to this contract.



-----------------------------------------------------
                                  SALES CHARGE AS A
                                    PERCENTAGE OF
                                    GROSS PURCHASE
       INVESTMENT AMOUNT           PAYMENT INVESTED
-----------------------------------------------------
  Less than $ 50,000                    5.75%
  $ 50,000 but less than
     $100,000                           4.75%
  $100,000 but less than
     $250,000                           3.50%
  $250,000 but less than
     $500,000                           2.50%
  $500,000 but less than
     $1,000,000                         2.00%
  $1,000,000 or more                    0.50%*
-----------------------------------------------------


* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.


Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.


LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. SEE RIGHTS OF ACCUMULATION

BELOW. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature.

We reserve the right to modify, suspend, or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).

When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Gross Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

     INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

     12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of the SunAmerica Series Trust and the Anchor Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class II shares of the Van Kampen Life Investment Trust and Class 2 shares of the American Funds Insurance Series.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

For more detailed information on these Underlying Fund fees, refer to the Trust prospectuses.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.


OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.85% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.10% of Income Base
----------------------------------------------------

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE


The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.


The fee is deducted proportionately from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.75% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.00% of Income Base
----------------------------------------------------

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

----------------------------------------------------
                                ANNUALIZED FEE
----------------------------------------------------
 All years in which the    0.50% of MAV Benefit Base
    feature is in effect
----------------------------------------------------

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                             ANNUITY INCOME OPTIONS

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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS OR MARKETLOCK ABOVE.


Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS

You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.


The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.



Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.



FIXED OR VARIABLE ANNUITY INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:


     - for life income options, your age when annuity income payments begin; and


     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Gross Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Gross Purchase Payments. Gross Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Gross Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Gross Purchase Payment, generally until you have received all of your Gross Purchase Payment. Any portion of each annuity income payment that is considered a return of your Gross Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before

December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.


Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF OPTIONAL LIVING BENEFITS



Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.



If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a Non-Natural Owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

----------------------------------------------------------------
----------------------------------------------------------------
                               OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR


AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company originally established the Separate Account, Variable Annuity Account Seven, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the Statement of Additional Information for more information regarding this arrangement.

PLEASE SEE APPENDIX E FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


LEGAL PROCEEDINGS

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account..............................      3
General Account...............................      4
Support Agreement Between the Company and
  AIG.........................................      5
Performance Data..............................      5
Annuity Income Payments.......................      9
Annuity Unit Values...........................     10
Death Benefit Options for Contracts Issued
  Before May 1, 2007..........................     13
Death Benefits following Spousal Continuation
  for Contracts Issued Before May 1, 2007.....     15
Taxes.........................................     17
Broker-Dealer Firms Receiving Revenue Sharing
  Payments....................................     28
Distribution of Contracts.....................     29
Financial Statements..........................     29



IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, PLEASE SEE APPENDIX E FOR THE TABLE OF CONTENTS APPLICABLE TO YOUR STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR
                                                                INCEPTION TO          ENDED
                    VARIABLE PORTFOLIOS                           4/30/07            4/30/08
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   10.449    (a)  $   11.840
                                                               (b)  $   10.327    (b)  $   11.674
  Ending AUV................................................   (a)  $   11.840    (a)  $    9.591
                                                               (b)  $   11.674    (b)  $    9.452
  Ending Number of AUs......................................   (a)      26,652    (a)      54,248
                                                               (b)         548    (b)         548

-------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    8.263    (a)  $    8.502
                                                               (b)  $    8.156    (b)  $    8.370
  Ending AUV................................................   (a)  $    8.502    (a)  $    8.465
                                                               (b)  $    8.370    (b)  $    8.313
  Ending Number of AUs......................................   (a)   1,513,459    (a)   1,908,105
                                                               (b)      26,728    (b)      32,954

-------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   15.710    (a)  $   17.305
                                                               (b)  $   15.581    (b)  $   17.120
  Ending AUV................................................   (a)  $   17.305    (a)  $   16.787
                                                               (b)  $   17.120    (b)  $   16.566
  Ending Number of AUs......................................   (a)   3,348,786    (a)   9,514,179
                                                               (b)      76,725    (b)     171,524

-------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   20.632    (a)  $   23.856
                                                               (b)  $   20.461    (b)  $   23.599
  Ending AUV................................................   (a)  $   23.856    (a)  $   24.374
                                                               (b)  $   23.599    (b)  $   24.051
  Ending Number of AUs......................................   (a)   2,905,057    (a)   6,670,604
                                                               (b)      69,495    (b)     116,071

-------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   20.073    (a)  $   21.888
                                                               (b)  $   19.901    (b)  $   21.647
  Ending AUV................................................   (a)  $   21.888    (a)  $   21.938
                                                               (b)  $   21.647    (b)  $   21.642
  Ending Number of AUs......................................   (a)   2,028,654    (a)   4,738,967
                                                               (b)      51,732    (b)      93,118

-------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   17.274    (a)  $   19.636
                                                               (b)  $   17.112    (b)  $   19.403
  Ending AUV................................................   (a)  $   19.636    (a)  $   18.613
                                                               (b)  $   19.403    (b)  $   18.346
  Ending Number of AUs......................................   (a)   4,591,772    (a)  10,943,193
                                                               (b)     101,103    (b)     180,363

-------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   12.974    (a)  $   14.394
                                                               (b)  $   12.813    (b)  $   14.172
  Ending AUV................................................   (a)  $   14.394    (a)  $   14.370
                                                               (b)  $   14.172    (b)  $   14.114
  Ending Number of AUs......................................   (a)     102,264    (a)     262,850
                                                               (b)       1,172    (b)       3,098

-------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

         The Separate Account has a fiscal year end of April 30.

                                                                                   FISCAL YEAR
                                                                INCEPTION TO          ENDED
                    VARIABLE PORTFOLIOS                           4/30/07            4/30/08
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    9.069    (a)  $   10.153
                                                               (b)  $    8.954    (b)  $    9.973
  Ending AUV................................................   (a)  $   10.153    (a)  $    9.740
                                                               (b)  $    9.973    (b)  $    9.514
  Ending Number of AUs......................................   (a)      72,720    (a)     157,572
                                                               (b)          32    (b)          32

-------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    5.863    (a)  $    6.472
                                                               (b)  $    5.786    (b)  $    6.359
  Ending AUV................................................   (a)  $    6.472    (a)  $    6.443
                                                               (b)  $    6.359    (b)  $    6.307
  Ending Number of AUs......................................   (a)      31,483    (a)     114,787
                                                               (b)          49    (b)          49

-------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   13.557    (a)  $   14.888
                                                               (b)  $   13.370    (b)  $   14.644
  Ending AUV................................................   (a)  $   14.888    (a)  $   16.168
                                                               (b)  $   14.644    (b)  $   15.864
  Ending Number of AUs......................................   (a)   2,999,950    (a)   6,695,403
                                                               (b)      85,302    (b)     150,056

-------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    7.644    (a)  $    8.771
                                                               (b)  $    7.546    (b)  $    8.631
  Ending AUV................................................   (a)  $    8.771    (a)  $    8.916
                                                               (b)  $    8.631    (b)  $    8.751
  Ending Number of AUs......................................   (a)     106,683    (a)     310,147
                                                               (b)       4,971    (b)       5,571

-------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   11.226    (a)  $   11.650
                                                               (b)  $   11.107    (b)  $   11.447
  Ending AUV................................................   (a)  $   11.650    (a)  $   11.923
                                                               (b)  $   11.447    (b)  $   11.665
  Ending Number of AUs......................................   (a)     221,876    (a)     903,101
                                                               (b)          25    (b)         146

-------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   14.000    (a)  $   15.076
                                                               (b)  $   13.814    (b)  $   14.837
  Ending AUV................................................   (a)  $   15.076    (a)  $   15.571
                                                               (b)  $   14.837    (b)  $   15.286
  Ending Number of AUs......................................   (a)   2,689,317    (a)   7,436,341
                                                               (b)      47,723    (b)     110,217

-------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   14.277    (a)  $   16.349
                                                               (b)  $   14.089    (b)  $   16.091
  Ending AUV................................................   (a)  $   16.349    (a)  $   15.731
                                                               (b)  $   16.091    (b)  $   15.444
  Ending Number of AUs......................................   (a)   2,275,462    (a)   5,097,085
                                                               (b)      59,536    (b)      92,774

-------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   13.544    (a)  $   15.874
                                                               (b)  $   13.396    (b)  $   15.627
  Ending AUV................................................   (a)  $   15.874    (a)  $   14.814
                                                               (b)  $   15.627    (b)  $   14.547
  Ending Number of AUs......................................   (a)      14,734    (a)      55,858
                                                               (b)         672    (b)       2,899

-------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

         The Separate Account has a fiscal year end of April 30.

                                                                                   FISCAL YEAR
                                                                INCEPTION TO          ENDED
                    VARIABLE PORTFOLIOS                           4/30/07            4/30/08
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   22.367    (a)  $   25.986
                                                               (b)  $   22.117    (b)  $   25.632
  Ending AUV................................................   (a)  $   25.986    (a)  $   31.359
                                                               (b)  $   25.632    (b)  $   30.855
  Ending Number of AUs......................................   (a)      74,785    (a)     183,089
                                                               (b)       3,392    (b)       4,153

-------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   12.055    (a)  $   13.513
                                                               (b)  $   11.901    (b)  $   13.306
  Ending AUV................................................   (a)  $   13.513    (a)  $   12.451
                                                               (b)  $   13.306    (b)  $   12.230
  Ending Number of AUs......................................   (a)      41,759    (a)      73,037
                                                               (b)       2,633    (b)       4,669

-------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   10.000    (a)  $   12.199
                                                               (b)  $   10.000    (b)  $   12.170
  Ending AUV................................................   (a)  $   12.199    (a)  $   11.926
                                                               (b)  $   12.170    (b)  $   11.868
  Ending Number of AUs......................................   (a)   1,385,503    (a)   3,187,468
                                                               (b)      26,734    (b)      60,492

-------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
  Beginning AUV.............................................   (a)         N/A    (a)  $   10.000
                                                               (b)         N/A    (b)  $   10.000
  Ending AUV................................................   (a)         N/A    (a)  $   10.124
                                                               (b)         N/A    (b)  $   10.122
  Ending Number of AUs......................................   (a)         N/A    (a)      63,993
                                                               (b)         N/A    (b)           9

-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT
Class 2 Shares
(Inception Date - 02/04/08)
  Beginning AUV.............................................   (a)         N/A    (a)  $   10.000
                                                               (b)         N/A    (b)  $   10.000
  Ending AUV................................................   (a)         N/A    (a)  $    9.970
                                                               (b)         N/A    (b)  $    9.969
  Ending Number of AUs......................................   (a)         N/A    (a)      83,149
                                                               (b)         N/A    (b)           9

-------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    7.184    (a)  $    7.561
                                                               (b)  $    7.092    (b)  $    7.433
  Ending AUV................................................   (a)  $    7.561    (a)  $    8.078
                                                               (b)  $    7.433    (b)  $    7.893
  Ending Number of AUs......................................   (a)      11,239    (a)     177,259
                                                               (b)          40    (b)         497

-------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   13.194    (a)  $   13.567
                                                               (b)  $   13.024    (b)  $   13.361
  Ending AUV................................................   (a)  $   13.567    (a)  $   15.431
                                                               (b)  $   13.361    (b)  $   15.159
  Ending Number of AUs......................................   (a)     185,604    (a)     799,175
                                                               (b)       5,461    (b)      18,933

-------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

         The Separate Account has a fiscal year end of April 30.

                                                                                   FISCAL YEAR
                                                                INCEPTION TO          ENDED
                    VARIABLE PORTFOLIOS                           4/30/07            4/30/08
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    9.910    (a)  $   11.561
                                                               (b)  $    9.784    (b)  $   11.375
  Ending AUV................................................   (a)  $   11.561    (a)  $   11.154
                                                               (b)  $   11.375    (b)  $   10.950
  Ending Number of AUs......................................   (a)     110,466    (a)     148,346
                                                               (b)       1,919    (b)       2,185

-------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   13.161    (a)  $   13.913
                                                               (b)  $   12.992    (b)  $   13.699
  Ending AUV................................................   (a)  $   13.913    (a)  $   14.597
                                                               (b)  $   13.699    (b)  $   14.338
  Ending Number of AUs......................................   (a)   2,010,771    (a)   3,724,736
                                                               (b)      33,271    (b)      51,195

-------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    5.991    (a)  $    5.953
                                                               (b)  $    6.265    (b)  $    6.205
  Ending AUV................................................   (a)  $    5.953    (a)  $    6.097
                                                               (b)  $    6.205    (b)  $    6.339
  Ending Number of AUs......................................   (a)      83,704    (a)     188,654
                                                               (b)       3,654    (b)       3,197

-------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   11.917    (a)  $   13.423
                                                               (b)  $   11.762    (b)  $   13.208
  Ending AUV................................................   (a)  $   13.423    (a)  $   13.150
                                                               (b)  $   13.208    (b)  $   12.916
  Ending Number of AUs......................................   (a)     141,950    (a)     294,184
                                                               (b)       1,550    (b)       1,929

-------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    9.960    (a)  $   10.886
                                                               (b)  $    9.831    (b)  $   10.668
  Ending AUV................................................   (a)  $   10.886    (a)  $   10.334
                                                               (b)  $   10.668    (b)  $   10.096
  Ending Number of AUs......................................   (a)     101,262    (a)     562,209
                                                               (b)          29    (b)       7,512

-------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   13.898    (a)  $   15.424
                                                               (b)  $   13.734    (b)  $   15.204
  Ending AUV................................................   (a)  $   15.424    (a)  $   14.855
                                                               (b)  $   15.204    (b)  $   14.607
  Ending Number of AUs......................................   (a)     439,625    (a)   1,803,905
                                                               (b)      11,128    (b)      28,428

-------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    9.188    (a)  $   10.559
                                                               (b)  $    9.077    (b)  $   10.404
  Ending AUV................................................   (a)  $   10.559    (a)  $   10.836
                                                               (b)  $   10.404    (b)  $   10.650
  Ending Number of AUs......................................   (a)     211,083    (a)     510,201
                                                               (b)       4,166    (b)       9,160

-------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   13.887    (a)  $   16.250
                                                               (b)  $   13.714    (b)  $   16.007
  Ending AUV................................................   (a)  $   16.250    (a)  $   15.412
                                                               (b)  $   16.007    (b)  $   15.143
  Ending Number of AUs......................................   (a)     410,266    (a)   1,474,966
                                                               (b)      13,261    (b)      26,566

-------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

         The Separate Account has a fiscal year end of April 30.

                                                                                   FISCAL YEAR
                                                                INCEPTION TO          ENDED
                    VARIABLE PORTFOLIOS                           4/30/07            4/30/08
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   13.169    (a)  $   14.681
                                                               (b)  $   13.039    (b)  $   14.499
  Ending AUV................................................   (a)  $   14.681    (a)  $   13.707
                                                               (b)  $   14.499    (b)  $   13.504
  Ending Number of AUs......................................   (a)   2,363,367    (a)   4,820,483
                                                               (b)      70,781    (b)     114,435

-------------------------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE - LASF Class VC Shares
(Inception Date - 08/28/06)
  Beginning AUV.............................................   (a)  $   13.921    (a)  $   16.994
                                                               (b)  $   13.772    (b)  $   16.784
  Ending AUV................................................   (a)  $   16.994    (a)  $   14.292
                                                               (b)  $   16.784    (b)  $   14.080
  Ending Number of AUs......................................   (a)     479,000    (a)   2,275,007
                                                               (b)      11,931    (b)      41,662

-------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   10.000    (a)  $   10.506
                                                               (b)  $   10.000    (b)  $   10.480
  Ending AUV................................................   (a)  $   10.506    (a)  $   10.868
                                                               (b)  $   10.480    (b)  $   10.814
  Ending Number of AUs......................................   (a)     188,139    (a)     286,983
                                                               (b)      15,459    (b)      18,673

-------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   10.250    (a)  $   11.574
                                                               (b)  $   10.000    (b)  $   11.258
  Ending AUV................................................   (a)  $   11.574    (a)  $   11.633
                                                               (b)  $   11.258    (b)  $   11.285
  Ending Number of AUs......................................   (a)      12,996    (a)      42,913
                                                               (b)       2,114    (b)       2,114

-------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   14.843    (a)  $   16.686
                                                               (b)  $   14.649    (b)  $   16.427
  Ending AUV................................................   (a)  $   16.686    (a)  $   15.972
                                                               (b)  $   16.427    (b)  $   15.684
  Ending Number of AUs......................................   (a)   2,672,769    (a)   7,319,045
                                                               (b)      70,970    (b)     148,355

-------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    9.195    (a)  $    9.464
                                                               (b)  $    9.076    (b)  $    9.320
  Ending AUV................................................   (a)  $    9.464    (a)  $    9.640
                                                               (b)  $    9.320    (b)  $    9.468
  Ending Number of AUs......................................   (a)      88,541    (a)     160,371
                                                               (b)       2,093    (b)       3,458

-------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   10.000    (a)  $   11.136
                                                               (b)  $   10.000    (b)  $   11.112
  Ending AUV................................................   (a)  $   11.136    (a)  $   14.671
                                                               (b)  $   11.112    (b)  $   14.601
  Ending Number of AUs......................................   (a)     221,813    (a)     598,053
                                                               (b)       4,601    (b)      19,020

-------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   31.589    (a)  $   39.987
                                                               (b)  $   31.192    (b)  $   39.374
  Ending AUV................................................   (a)  $   39.987    (a)  $   33.273
                                                               (b)  $   39.374    (b)  $   32.682
  Ending Number of AUs......................................   (a)      99,677    (a)     192,771
                                                               (b)       2,477    (b)       2,679

-------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

         The Separate Account has a fiscal year end of April 30.

                                                                                   FISCAL YEAR
                                                                INCEPTION TO          ENDED
                    VARIABLE PORTFOLIOS                           4/30/07            4/30/08
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   10.000    (a)  $   11.474
                                                               (b)  $   10.000    (b)  $   11.444
  Ending AUV................................................   (a)  $   11.474    (a)  $   10.611
                                                               (b)  $   11.444    (b)  $   10.557
  Ending Number of AUs......................................   (a)     897,041    (a)   1,344,638
                                                               (b)      11,515    (b)      17,817

-------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   10.000    (a)  $   10.696
                                                               (b)  $   10.000    (b)  $   10.669
  Ending AUV................................................   (a)  $   10.696    (a)  $    9.254
                                                               (b)  $   10.669    (b)  $    9.207
  Ending Number of AUs......................................   (a)     310,607    (a)   1,640,217
                                                               (b)       4,276    (b)      25,855

-------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $    2.398    (a)  $    2.440
                                                               (b)  $    2.367    (b)  $    2.399
  Ending AUV................................................   (a)  $    2.440    (a)  $    2.404
                                                               (b)  $    2.399    (b)  $    2.356
  Ending Number of AUs......................................   (a)      16,027    (a)     149,529
                                                               (b)         119    (b)         119

-------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
  Beginning AUV.............................................   (a)  $    9.540    (a)  $   11.568
                                                               (b)  $    9.418    (b)  $   11.413
  Ending AUV................................................   (a)  $   11.568    (a)  $   12.435
                                                               (b)  $   11.413    (b)  $   12.230
  Ending Number of AUs......................................   (a)       2,767    (a)      57,143
                                                               (b)          32    (b)       1,711

-------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(formerly Worldwide High Income)
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   13.889    (a)  $   15.234
                                                               (b)  $   13.717    (b)  $   15.009
  Ending AUV................................................   (a)  $   15.234    (a)  $   15.517
                                                               (b)  $   15.009    (b)  $   15.250
  Ending Number of AUs......................................   (a)      99,711    (a)     185,060
                                                               (b)       2,662    (b)       4,817

-------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   10.404    (a)  $   10.477
                                                               (b)  $   10.324    (b)  $   10.371
  Ending AUV................................................   (a)  $   10.477    (a)  $   11.075
                                                               (b)  $   10.371    (b)  $   10.936
  Ending Number of AUs......................................   (a)      76,955    (a)     177,652
                                                               (b)       4,803    (b)       1,157

-------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   13.286    (a)  $   15.336
                                                               (b)  $   13.141    (b)  $   15.131
  Ending AUV................................................   (a)  $   15.336    (a)  $   13.302
                                                               (b)  $   15.131    (b)  $   13.092
  Ending Number of AUs......................................   (a)   3,734,436    (a)   9,072,219
                                                               (b)      63,555    (b)     134,282

-------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

         The Separate Account has a fiscal year end of April 30.

                                                                                   FISCAL YEAR
                                                                INCEPTION TO          ENDED
                    VARIABLE PORTFOLIOS                           4/30/07            4/30/08
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 05/01/06)
  Beginning AUV.............................................   (a)  $   14.601    (a)  $   16.822
                                                               (b)  $   14.415    (b)  $   16.567
  Ending AUV................................................   (a)  $   16.822    (a)  $   15.388
                                                               (b)  $   16.567    (b)  $   15.116
  Ending Number of AUs......................................   (a)   3,390,268    (a)   8,100,129
                                                               (b)     100,434    (b)     192,450

-------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

         The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit options and EstatePlus benefit available upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, and the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouses date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term "Continuation Net Purchase Payments" is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. PURCHASE PAYMENT ACCUMULATION OPTION

          If the original owner of the contract elected the Purchase Payment Accumulation Option and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday, or

          c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the seventh contract anniversary date; or

          d. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

          If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 82-85 on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. the lesser of:

             (1) Contract value on the Continuation Date, plus Gross Purchase
                 Payment received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

     2. MAXIMUM ANNIVERSARY VALUE OPTION

          If the original owner of the contract elected the Maximum Anniversary Option and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawals reduced the contract value on the date of withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or
          b. the lesser or:

             (1) Contract value on the Continuation Date, plus Gross Purchase
                 Payment received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2007.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock features:



MARKETLOCK INCOME PLUS EXAMPLES


The following examples demonstrate the operation of the MarketLock Income Plus feature:

EXAMPLE 1:

Assume you elect MarketLock Income Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is the Net Income Credit Percentage (7%) multiplied by the Income Credit Base ($100,000) which equals $7,000. On your first contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000). Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first anniversary is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest an initial Gross Purchase Payment of $100,000, you make subsequent Gross Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, you take no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $223,000   $221,000    $200,000    $14,000    $11,050
------------------------------------------------------------------------------
         3rd           $223,000   $235,000    $200,000    $14,000    $11,750
------------------------------------------------------------------------------
         4th           $223,000   $249,000    $200,000    $14,000    $12,450
------------------------------------------------------------------------------
         5th           $253,000   $295,100    $230,000    $16,100    $14,755
------------------------------------------------------------------------------
         6th           $303,000   $311,200    $230,000    $16,100    $15,560
------------------------------------------------------------------------------

Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Gross Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year. On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000
($207,000 + $14,000). Your Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Gross Purchase Payment in year 5, your new Income Base at the time of deposit equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100).
Any Gross Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Gross Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:


Assume you elect MarketLock Income Plus and you invest a single Gross Purchase Payment of $100,000, you make no additional Gross Purchase Payments and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:


------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000     N/A *      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $123,050    $115,000     $8,050     $6,153
------------------------------------------------------------------------------
         4th           $110,000   $131,100    $115,000     $8,050     $6,555
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000     N/A *      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $149,800    $140,000     $9,800     $7,490
------------------------------------------------------------------------------

* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.

On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:


Assume you elect MarketLock Income Plus, and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments, no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808
($149,800 X 96%). The Income Credit Base is adjusted to $134,400
($140,000 X 96%). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.


EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE:

Assume you elect MarketLock Income Plus, you invest a single Gross Purchase Payment of $100,000, you make no additional Gross Purchase Payments, no withdrawals before the tenth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $103,000   $163,000    $100,000     $7,000     $8,150
------------------------------------------------------------------------------
        10th           $103,000   $200,000    $200,000     N/A *     $10,000
------------------------------------------------------------------------------

* The Income Base calculated based on 200% of the Gross Purchase Payments made in the first contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 10th anniversary.

On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Gross Purchase Payments made in the first contract year ($200,000 = 200% X $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 6 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest a single Gross Purchase Payment of $100,000, you make no additional Gross Purchase Payments, no withdrawals before the eighth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $98,320    $160,000    $100,000     $4,000     $8,000
------------------------------------------------------------------------------
        10th           $90,320    $162,000    $100,000     $2,000     $8,100
------------------------------------------------------------------------------

On your eighth contract anniversary, your contract value is $103,000, and your Income Base is stepped-up to $156,000 and your Income Credit Base remains unchanged. Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,800 (5% of the $156,000 Income Base). Assume that during your ninth contract year, after your eighth contract anniversary, you make a withdrawal of $4,680 (3% of the $156,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your ninth contract anniversary will equal $98,320 ($103,000 - $4,680). Your new Income Credit is 4% (7%-3%) of
your Income Credit Base (4% * $100,000), which is $4,000. Your Income Base is equal to the greatest of your contract value ($98,320) or your Income Credit plus your current Income Base ($160,000 = $4,000 + $156,000). Assume that during your tenth contract year, after your ninth contract anniversary, you make another withdrawal of $8,000 (5% of the $160,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your tenth contract anniversary will equal $90,320 ($98,320 -- $8,000). Your new Income Credit is 2% (7%-5%) of your Income Credit Base (2% X $100,000), which is $2,000. Your Income Base is equal to the greatest of your contract value ($90,320) or your Income Credit plus your current Income Base
($162,000 = $2,000 + $160,000). The Income Base will not increase to the Minimum Income Base since withdrawals were taken before the tenth Benefit Year anniversary.

On your tenth contract anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $8,100 (5% of the $162,000 Income Base). Therefore, if you do not take any Excess

Withdrawals, you may take up to $8,100 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life Plus feature:

EXAMPLE 1:

Assume you elect MarketLock For Life Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (7% X $100,000) which equals $7,000. On your first contract anniversary, your Income Base is adjusted to $107,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount, if you were to start taking withdrawals after the first contract anniversary, is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2:

Assume you elect MarketLock For Life Plus, you invest an initial Gross Purchase Payment of $100,000, you make subsequent Gross Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the sixth contract anniversary. Assume further that on your first contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:

-------------------------------------------------------------------------
                                                            MAXIMUM
                                                             ANNUAL
 CONTRACT    CONTRACT    INCOME      INCOME      INCOME    WITHDRAWAL
ANNIVERSARY   VALUE       BASE     CREDIT BASE   CREDIT      AMOUNT
-------------------------------------------------------------------------
    1st      $103,000   $107,000    $100,000     $ 7,000    $ 5,350
-------------------------------------------------------------------------
    2nd      $223,000   $221,000    $200,000     $14,000    $11,050
-------------------------------------------------------------------------
    3rd      $223,000   $235,000    $200,000     $14,000    $11,750
-------------------------------------------------------------------------
    4th      $223,000   $249,000    $200,000     $14,000    $12,450
-------------------------------------------------------------------------
    5th      $253,000   $295,100    $230,000     $16,100    $14,755
-------------------------------------------------------------------------
    6th      $303,000   $311,200    $230,000     $16,100    $15,560
-------------------------------------------------------------------------

Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Gross Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year (100% of $100,000). On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000 ($207,000 + $14,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Gross Purchase Payment of $30,000 in year 5, your new Income Base equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100).
Any Gross Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Gross Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the sixth contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock For Life Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are as follows:

------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
 CONTRACT    CONTRACT    INCOME      INCOME      INCOME   WITHDRAWAL
ANNIVERSARY   VALUE       BASE     CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------
    1st      $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------
    2nd      $115,000   $115,000    $115,000       N/A*     $5,750
------------------------------------------------------------------------
    3rd      $107,000   $123,050    $115,000     $8,050     $6,153
------------------------------------------------------------------------
    4th      $110,000   $131,100    $115,000     $8,050     $6,555
------------------------------------------------------------------------
    5th      $140,000   $140,000    $140,000       N/A*     $7,000
------------------------------------------------------------------------
    6th      $145,000   $149,800    $140,000     $9,800     $7,490
------------------------------------------------------------------------

* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.

On your sixth contract anniversary, your contract value is $145,000, your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock For Life Plus, and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base remain unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal
($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 minus
4% of $149,800 equals $5,992). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. This Income Credit of $9,408 will not be available to you on your 8th anniversary because you took a withdrawal in the 7th contract year. However, if you do not take any withdrawals in your 8th contract year, the Income Credit will be available to you on your 9th anniversary. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage
($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK EXAMPLES

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the MAV Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the seventh contract anniversary. Assume that your

Contract anniversary values and MAV Benefit Bases are as follows:

------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT      MAV      WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         4th           $110,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         5th           $120,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         6th           $120,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         7th           $120,000   $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------

On your seventh contract anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your seventh contract anniversary is 7% of the MAV Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your seventh contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals up to $6,000 (5% X $120,000) for life.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals prior to the seventh contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your eighth contract year, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). However, if you are age 65 or older, your lifetime Maximum Annual Withdrawal Amount remains at $6,000. Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 annually over a minimum of 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the seventh contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your eighth contract year, after your seventh contract anniversary, your contract value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400. Your contract value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations, as follows: For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we determine the proportion by which the contract value was reduced by the Excess Withdrawal ($3,288/$109,600 = 3%). Then we reduce $111,600 by that proportion (3%) which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount for the following year is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50. Therefore, you may take withdrawals of up to $8,151.50 annually over a minimum of 13 years, plus $2,282.42 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              New Mexico
                                                                                                 North Dakota
--------------------------------------------------------------------------------------------------------------------
 Administrative Charge             Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 MarketLock                        Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 MarketLock Income Plus,           Charge will be deducted pro-rata from variable portfolios     Oregon
 MarketLock For Life Plus          only. If Purchase Payments are allocated among Fixed          Texas
                                   Accounts only, no charge will be deducted.                    Washington
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Death Benefit                     Purchase Payment Accumulation and the EstatePlus death        Washington
                                   benefit is not available.
--------------------------------------------------------------------------------------------------------------------
 Letter of Intent                  The Letter of Intent is not applicable.                       Oregon
                                                                                                 Texas
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified          California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Maine
                                   and 2.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Nevada
                                   and 3.5% for non-qualified contracts when you surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium     South Dakota
                                   tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified           West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Wyoming
                                   and 1.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPENDIX E - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than December 29, 2006 can enforce the Guarantee directly. For more information regarding these arrangements, please see the Statement of Additional Information.



As of December 29, 2006 at 4:00pm Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States, and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.


The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.


IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, THE FOLLOWING IS THE TABLE OF CONTENTS FOR YOUR STATEMENT OF ADDITIONAL INFORMATION:



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF


                      STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.



Separate Account................................    3
General Account.................................    4
Support Agreement Between the Company and AIG...    4
Performance Data................................    5
Annuity Income Payments.........................    9
Death Benefit Options for Polaris II A-Class
  Platinum Series Contracts Issued Before May 1,
  2007..........................................   17
Death Benefits following Spousal Continuation
  for Polaris II A-Class Platinum Series
  Contracts Issued Before May 1, 2007...........   18
Annuity Unit Values.............................   20
Taxes...........................................   24
Broker-Dealer Firms Receiving Revenue Sharing
  Payments......................................   34
Distribution of Contracts.......................   35
Financial Statements............................   35

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris (II) A-Class Platinum Series Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip


Contract Issue Date:
-------------------------------------------------------------------------
Date:                                 Signed:
-----------------------------------   -----------------------------------


   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

              Polaris II A-Class Platinum Series Variable Annuity


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 28, 2008, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

                                 August 28, 2008

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Separate Account .......................................................      3

General Account ........................................................      4

Support Agreement Between the Company and AIG...........................      5

Performance Data .......................................................      5

Annuity Income Payments ................................................      9

Annuity Unit Values ....................................................     10

Death Benefit Options for Contracts Issued Before May 1, 2007 ..........     13

Death Benefits following Spousal Continuation for Contracts Issued
  Before May 1, 2007 ...................................................     15

Taxes ..................................................................     17

Broker-Dealer Firms Receiving Revenue Sharing Payments .................     28

Distribution of Contracts ..............................................     29

Financial Statements ...................................................     29

                                SEPARATE ACCOUNT


         Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a wholly owned subsidiary of AIG Retirement Services, Inc.(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the

Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.

                                PERFORMANCE DATA

         From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the Separate Account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. We may from time to time show, in addition to these standardized returns, returns (calculated with the same methodology) with variations on the possible fees and charges.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from those shown in the charts below. The charts show the performance of the Accumulation Units calculated for a specified period of time assuming an initial Purchase Payment of $1,000 allocated to each Variable Portfolio. The total return figures reflect the effect of both non-recurring and recurring portfolio charges. For Polaris II A-Class Platinum Series contracts, the highest up-front sales charge (5.75%) is reflected. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Seven also funds other contracts (Polaris Plus, Polaris II Asset Manager and Polaris II A-Class) which has been in existence longer than the Polaris II A-Class Platinum Series Variable Annuity. The majority of Variable Portfolios in the Polaris II A-Class Platinum Series are also available in that other contract and have been since March 19, 1999. The since inception numbers for the Variable Portfolios are based on Separate Account historical data (which is adjusted for the fees and charges applicable to the Polaris II A-Class Platinum Series) and represent adjusted actual performance of the Separate Account. The performance figures also reflect the actual fees and expenses paid by each Variable Portfolio.


         In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Separate Account funded contracts that were first offered to the public, the total return data will be derived from the performance of the corresponding underlying portfolios of Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., American Funds Insurance Series, Franklin Templeton Variable Insurance Products Trust and Van Kampen Life Investment Trust ("the Trusts") modified to reflect the charges and expenses as if the Separate Account Variable Portfolios had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual performance of the Separate Account Variable Portfolio. Rather, they are intended to indicate the hypothetical adjusted historical performance of the corresponding underlying funds of Trusts adjusted to provide comparability to the performance of the Variable Portfolios after the date the Separate Account funded the contracts that were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class Platinum Series contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)


         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE

Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Portfolio Allocator Models. The performance information described below for the Portfolio Allocator Models is also applicable to the asset allocation models and sample portfolios.

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date (on or about May 1). The model inception date is the date when the model was first offered for investment.


The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.


                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the evaluation date on or about May 1. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS
         The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

         For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

         For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.


                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:


 First Variable Annuity Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75


         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812


         P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Annuity Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

         Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE MAY 1, 2007.

The following details the Death Benefit Options for Contracts issued before May 1, 2007.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

        1. Contract value; or

        2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

        3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary; or

        4. Gross Purchase Payment, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

        1. Contract value; or

        2. Gross Purchase Payment, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

        3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, plus any Purchase Payments since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

        1. Contract value; or

        2. The lesser of:

               a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               b. 125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE MAY 1, 2007.

1.  PURCHASE PAYMENT ACCUMULATION OPTION

If the original owner of the contract elected the Purchase Payment Accumulation Option and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

        a. Contract value; or

        b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

        c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary date; or

        d. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

        a. Contract value; or

        b. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

        c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal, and adjusted for any Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 82-85 on the Continuation date, the death benefit will be the greatest of:

        a. Contract value; or

        b. The lesser of:

               1. Contract value on the Continuation Date, plus Gross Purchase
                  Payments received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

               2. 125% of the Contract Value.

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

2. MAXIMUM ANNIVERSARY VALUE OPTION

If the original owner of the contract elected the Maximum Anniversary Option and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

        a. Contract value; or

        b. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

        c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawals reduced the contract value on the date of withdrawals, and adjusted for any Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

        a. Contract value; or

        b. The lesser of:

               1. Contract value on the Continuation Date, plus Gross Purchase
                  Payments received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

               2. 125% of the Contract Value.

If the Continuing Spouse is age 86 and older on the Continuation Date or age 90 or older at the time of death, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.


                                      TAXES
                                      -----

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the

Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-qualified variable annuity contracts. These requirements generally do not apply to qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


MULTIPLE CONTRACTS

The Code provides that multiple Non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account

THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from qualified contracts.


(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2008 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2008 may not exceed the lesser of $46,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $85,000, your contribution may be fully deductible; if your income is between $85,000 and $95,000, your contribution may be partially deductible and if your income is $95,000 or more, your contribution may not be deductible. If you are single and your income is less than $53,000, your contribution may be fully deductible; if your income is between $53,000 and $63,000, your contribution may be partially deductible and if your income is $63,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.


(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2007, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Advantage Capital Corporation
A.G. Edwards & Sons, Inc.
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
Citigroup Global Markets Inc.
CCO Investment Services Corp.
Compass Brokerage, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
First Citizens Investor Services, Inc.
First Financial Securities, Inc.
FSC Securities Corp.
Jefferson Pilot Securities Corporation
J.J.B. Hilliard, W.L. Lyons, Inc.
KNBT Securities, Inc.
LaSalle Financial Services, Inc.
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Mutual Service Corporation
NFP Securities, Inc.
RBC Capital Markets Corporation
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services
Vision Investment Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS


The following financial statements of Variable Annuity Account Seven are included herein:

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of April 30, 2008

     -   Schedule of Portfolio Investments as of April 30, 2008

     - Statement of Operations for the year ended April 30, 2008, except as indicated

     - Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007, except as indicated


     -   Notes to Financial Statements


The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment
No. 10 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, File Nos. 333-137882 and 811-09003, filed on April 29, 2008, Accession No. 0000950134-08-007757.


     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2007 and 2006

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005

     - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005

     -   Notes to Consolidated Financial Statements


The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are incorporated by reference or included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2008 AND 2007


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2008 AND 2007

                                    CONTENTS

Report of Independent Registered Public Accounting Firm..................    1
Statement of Assets and Liabilities, April 30, 2008......................    2
Schedule of Portfolio Investments, April 30, 2008........................   14
Statement of Operations, for the year ended April 30, 2008,
  except as indicated....................................................   15
Statement of Changes in Net Assets, for the year ended April 30, 2008,
  except as indicated....................................................   27
Statement of Changes in Net Assets, for the year ended April 30, 2007,
  except as indicated....................................................   39
Notes to Financial Statements............................................   50


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2008, the results of their operations for the period then ended and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
July 9, 2008


                                        1


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008

                                                            Government                                       Government
                                     Asset       Capital       and                     Asset      Capital        and
                                  Allocation  Appreciation Quality Bond    Growth   Allocation Appreciation Quality Bond
                                   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                   (Class 1)    (Class 1)   (Class 1)     (Class 1)  (Class 3)  (Class 3)    (Class 3)
                                  ----------- ------------ ------------ ----------- ---------- ------------ ------------
Assets:
   Investments in Trust, at net
      asset value                 $17,088,965 $131,934,651  $92,173,031 $73,973,227 $3,820,926 $110,634,862  $55,105,056
Liabilities:                                0            0            0           0          0            0            0
                                  ----------- ------------  ----------- ----------- ---------- ------------ ------------
Net assets:                       $17,088,965 $131,934,651  $92,173,031 $73,973,227 $3,820,926 $110,634,862  $55,105,056
                                  =========== ============  =========== =========== ========== ============ ============
   Accumulation units             $17,084,978 $131,680,845  $92,008,081 $73,901,663 $3,820,926 $110,634,862  $55,105,056
   Contracts in payout
      (annuitization) period            3,987      253,806      164,950      71,564          0            0            0
                                  ----------- ------------  ----------- ----------- ---------- ------------ ------------
      Total net assets            $17,088,965 $131,934,651  $92,173,031 $73,973,227 $3,820,926 $110,634,862  $55,105,056
                                  =========== ============  =========== =========== ========== ============ ============
Accumulation units outstanding        869,404    7,277,987    5,992,724   4,982,926    265,948    6,845,459    3,775,931
                                  =========== ============  =========== =========== ========== ============ ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding          22          926           77         973         --           --           --
   Unit value of accumulation
      units                       $     15.39 $      12.02  $     14.06 $     11.27 $       -- $         --  $        --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding     481,227    6,384,154    4,715,497   4,363,301    262,850    6,695,403    3,724,736
   Unit value of accumulation
      units                       $     14.45 $      16.25  $     14.67 $     13.21 $    14.37 $      16.17  $     14.60
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding      23,967      494,392      266,063     266,315      3,098      150,056       51,195
   Unit value of accumulation
      units                       $     14.20 $      15.94  $     14.41 $     12.98 $    14.11 $      15.86  $     14.34
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding     364,188      398,515    1,011,087     352,337         --           --           --
   Unit value of accumulation
      units                       $     26.90 $      50.97  $     18.94 $     36.50 $       -- $         --  $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        2



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                              Natural   Aggressive  Alliance                Blue Chip   Capital
                                    Growth    Resources Growth       Growth      Balanced    Growth     Growth
                                   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio   Portfolio  Portfolio
                                  (Class 3)   (Class 3) (Class 1)   (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                  ---------- ---------- ---------- ----------- ----------- ---------- ----------
Assets:
   Investments in Trust, at net
      asset value                 $3,893,356 $9,051,703 $7,886,613 $38,382,318 $28,239,635 $1,608,902 $1,943,884
Liabilities:                               0          0          0           0           0          0          0
                                  ---------- ---------- ---------- ----------- ----------- ---------- ----------
Net assets:                       $3,893,356 $9,051,703 $7,886,613 $38,382,318 $28,239,635 $1,608,902 $1,943,884
                                  ========== ========== ========== =========== =========== ========== ==========
   Accumulation units             $3,893,356 $9,051,703 $7,880,890 $38,315,546 $28,074,428 $1,607,402 $1,943,884
   Contracts in payout
      (annuitization) period               0          0      5,723      66,772     165,207      1,500          0
                                  ---------- ---------- ---------- ----------- ----------- ---------- ----------
      Total net assets            $3,893,356 $9,051,703 $7,886,613 $38,382,318 $28,239,635 $1,608,902 $1,943,884
                                  ========== ========== ========== =========== =========== ========== ==========
Accumulation units outstanding       296,113    617,073    584,193   1,797,555   1,878,292    248,749    217,046
                                  ========== ========== ========== =========== =========== ========== ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding         --         --         12       1,916         524         --         --
   Unit value of accumulation
      units                       $       -- $       -- $     6.31 $      7.08 $      8.45 $       -- $       --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding    294,184    598,053    194,796     854,307     435,401    232,124    205,959
   Unit value of accumulation
      units                       $    13.15 $    14.67 $     9.64 $      8.51 $      9.78 $     6.48 $     8.96
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding      1,929     19,020     25,884      68,051      17,549     16,625     11,087
   Unit value of accumulation
      units                       $    12.92 $    14.60 $     9.48 $      8.36 $      9.61 $     6.36 $     8.81
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding         --         --    363,501     873,281   1,424,818         --         --
   Unit value of accumulation
      units                       $       -- $       -- $    15.86 $     34.96 $     16.71 $       -- $       --


(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        3



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                  (Continued)

                                                                     Davis      "Dogs" of   Emerging
                                  Cash Management Corporate Bond Venture Value Wall Street   Markets   Equity Index
                                     Portfolio      Portfolio      Portfolio    Portfolio   Portfolio    Portfolio
                                     (Class 1)       (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                  --------------- -------------- ------------- ----------- ----------- ------------
Assets:
   Investments in Trust, at net
      asset value                     $32,502,964    $93,350,119  $124,976,792 $ 3,993,931 $19,068,073  $19,373,157
Liabilities:                                    0              0             0           0           0            0
                                  --------------- --------------  ------------ ----------- ----------- ------------
Net assets:                           $32,502,964    $93,350,119  $124,976,792 $ 3,993,931 $19,068,073  $19,373,157
                                  =============== ==============  ============ =========== =========== ============
   Accumulation units                 $32,498,475    $93,209,109  $124,726,111 $ 3,964,592 $18,996,684  $19,323,772
   Contracts in payout
      (annuitization) period                4,489        141,010       250,681      29,339      71,389       49,385
                                  --------------- --------------  ------------ ----------- ----------- ------------
      Total net assets                $32,502,964    $93,350,119  $124,976,792 $ 3,993,931 $19,068,073  $19,373,157
                                  =============== ==============  ============ =========== =========== ============
Accumulation units outstanding          2,585,728      5,908,285     7,123,996     303,915     687,305    1,882,083
                                  =============== ==============  ============ =========== =========== ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding              30             --           952           4          --           --
   Unit value of accumulation
      units                           $     11.56    $        --  $      14.42 $     14.02 $        --  $        --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding       1,842,296      5,319,463     6,089,707      49,387     225,490           --
   Unit value of accumulation
      units                           $     11.98    $     15.65  $      15.81 $     14.89 $     31.53  $        --
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding          42,730        324,625       520,007       7,345      22,109           --
   Unit value of accumulation
      units                           $     11.80    $     15.37  $      15.53 $     14.65 $     31.02  $        --
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding         700,672        264,197       513,330     247,179     439,706    1,882,083
   Unit value of accumulation
      units                           $     14.16    $     19.34  $      40.10 $     12.75 $     25.64  $     10.29

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        4


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                                                                                 High-
                                      Equity    Fundamental               Global      Growth-       Growth       Yield
                                  Opportunities   Growth    Global Bond  Equities     Income    Opportunities    Bond
                                    Portfolio    Portfolio   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                    (Class 1)    (Class 1)   (Class 1)   (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                  ------------- ----------- ----------- ----------- ----------- ------------- -----------
Assets:
   Investments in Trust, at net
      asset value                  $ 18,231,057 $21,612,238 $20,864,229 $10,592,395 $38,263,550  $ 1,077,783  $17,677,184
Liabilities:                                  0           0           0           0           0            0            0
                                   ------------ ----------- ----------- ----------- -----------  -----------  -----------
Net assets:                        $ 18,231,057 $21,612,238 $20,864,229 $10,592,395 $38,263,550  $ 1,077,783  $17,677,184
                                   ============ =========== =========== =========== ===========  ===========  ===========
   Accumulation units              $ 18,198,154 $21,557,934 $20,752,756 $10,585,450 $38,156,564  $ 1,072,906  $17,648,746
   Contracts in payout
      (annuitization) period             32,903      54,304     111,473       6,945     106,986        4,877       28,438
                                   ------------ ----------- ----------- ----------- -----------  -----------  -----------
      Total net assets             $ 18,231,057 $21,612,238 $20,864,229 $10,592,395 $38,263,550  $ 1,077,783  $17,677,184
                                   ============ =========== =========== =========== ===========  ===========  ===========
Accumulation units outstanding        1,374,566   1,859,610   1,270,133     620,943   1,960,560      175,626    1,122,869
                                   ============ =========== =========== =========== ===========  ===========  ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding            --         174          24          --         190           --           21
   Unit value of accumulation
      units                        $         -- $      7.46 $     14.60 $        -- $      9.53  $        --  $     15.36
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding     1,154,810   1,254,384     987,994     343,415   1,071,583      169,705      915,032
   Unit value of accumulation
      units                        $      12.51 $      8.11 $     15.51 $     11.21 $     10.39  $      6.13  $     14.93
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding        75,415     103,150      72,301      17,316      68,435        5,921       61,226
   Unit value of accumulation
      units                        $      12.29 $      7.97 $     15.23 $     11.01 $     10.20  $      6.38  $     14.68
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding       144,341     501,902     209,814     260,212     820,352           --      146,590
   Unit value of accumulation
      units                        $      19.76 $     21.14 $     21.16 $     25.18 $     32.22  $        --  $     21.25

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        5



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                                   MFS
                                  International International Massachusetts     MFS                               Small
                                   Diversified     Growth      Investors       Total      Mid-Cap      Real      Company
                                    Equities      and Income     Trust        Return       Growth      Estate     Value
                                    Portfolio     Portfolio     Portfolio    Portfolio   Portfolio   Portfolio  Portfolio
                                    (Class 1)     (Class 1)     (Class 1)     (Class 1)   (Class 1)   (Class 1)  (Class 1)
                                  ------------- ------------- ------------- ------------ ---------- ----------- ----------
Assets:
   Investments in Trust, at net
      asset value                  $10,620,895   $31,204,073    $5,753,833  $161,294,974 $4,268,355 $11,983,610 $6,218,989
Liabilities:                                 0             0             0             0          0           0          0
                                   -----------  ------------  ------------  ------------ ---------- ----------- ----------
Net assets:                        $10,620,895   $31,204,073    $5,753,833  $161,294,974 $4,268,355 $11,983,610 $6,218,989
                                   ===========  ============  ============  ============ ========== =========== ==========
   Accumulation units              $10,600,860   $31,169,821    $5,750,868  $161,026,130 $4,254,393 $11,981,236 $6,218,989
   Contracts in payout
      (annuitization) period            20,035        34,252         2,965       268,844     13,962       2,374          0
                                  ------------  ------------  ------------  ------------ ---------- ----------- ----------
      Total net assets             $10,620,895   $31,204,073    $5,753,833  $161,294,974 $4,268,355 $11,983,610 $6,218,989
                                  ============  ============  ============  ============ ========== =========== ==========
Accumulation units outstanding         842,165     1,900,582       492,672    10,055,681    441,212     382,374    247,131
                                  ============  ============  ============  ============ ========== =========== ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           44           712            --            --         --          15        362
   Unit value of accumulation
      units                        $     17.55   $     13.91    $       --  $         -- $       -- $     29.09 $    17.95
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding      542,416     1,349,850       448,337     9,384,039    405,780     216,984         --
   Unit value of accumulation
      units                        $     10.89   $     15.49    $    11.70  $      16.06 $     9.69 $     33.46 $       --
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding       36,557       112,607        44,335       671,642     35,432      19,416         --
   Unit value of accumulation
      units                        $     10.71   $     15.22    $    11.49  $      15.77 $     9.52 $     32.87 $       --
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding      263,148       437,413            --            --         --     145,959    246,769
   Unit value of accumulation
      units                        $     16.41   $     19.60    $       --  $         -- $       -- $     27.98 $    25.18

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        6



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                  (Continued)

                                                         Worldwide
                                               Telecom     High    Aggressive   Alliance             Blue Chip
                                  Technology   Utility    Income     Growth     Growth     Balanced   Growth
                                   Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                                   (Class 1)  (Class 1)  (Class 1)  (Class 3)  (Class 3)  (Class 3)  (Class 3)
                                  ---------- ---------- ---------- ---------- ----------- ---------- ---------
Assets:
   Investments in Trust, at net
   asset value                     $ 429,037 $3,621,268 $7,169,673  $525,484  $16,426,222 $1,535,078  $739,922
Liabilities:                               0          0          0         0           0          0          0
                                   --------- ---------- ----------  --------  ----------- ----------  --------
Net assets:                        $ 429,037 $3,621,268 $7,169,673  $525,484  $16,426,222 $1,535,078  $739,922
                                   ========= ========== ==========  ========  =========== ==========  ========
   Accumulation units              $ 429,037 $3,606,522 $7,169,002  $525,484  $16,426,222 $1,535,078  $739,922
   Contracts in payout
      (annuitization) period               0     14,746        671         0            0          0         0
                                   --------- ---------- ----------  --------  ----------- ----------  --------
      Total net assets             $ 429,037 $3,621,268 $7,169,673  $525,484  $16,426,222 $1,535,078  $739,922
                                   ========= ========== ==========  ========  =========== ==========  ========
Accumulation units outstanding       177,656    222,071    431,252    54,796    1,941,059    157,604   114,836
                                   ========= ========== ==========  ========  =========== ==========  ========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding         --         52         --        --           --         --        --
   Unit value of accumulation
      units                        $      -- $    13.32 $       --  $     --  $        -- $       --  $     --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding    162,164     63,422    353,212    54,248    1,908,105    157,572   114,787
   Unit value of accumulation
      units                        $    2.42 $    12.52 $    15.60  $   9.59  $      8.47 $     9.74  $   6.44
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding     15,492      4,118     17,386       548       32,954         32        49
   Unit value of accumulation
      units                        $    2.38 $    12.31 $    15.33  $   9.45  $      8.31 $     9.51  $   6.31
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding         --    154,479     60,654        --           --         --        --
   Unit value of accumulation
      units                        $      -- $    17.97 $    22.97  $     --  $        -- $       --  $     --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        7


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                  (Continued)

                                    Capital     Cash      Corporate       Davis      "Dogs" of   Emerging     Equity
                                    Growth    Management     Bond     Venture Value Wall Street   Markets  Opportunities
                                   Portfolio  Portfolio    Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                   (Class 3)  (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                  ---------- ----------- ------------ ------------- ----------- ---------- -------------
Assets:
   Investments in Trust, at net
      asset value                 $2,814,010 $10,769,286 $117,474,094  $81,616,529  $   869,654 $5,869,661    $966,485
Liabilities:                               0           0            0            0            0          0           0
                                  ---------- ----------- ------------  -----------  ----------- ----------    --------
Net assets:                       $2,814,010 $10,769,286 $117,474,094  $81,616,529  $   869,654 $5,869,661    $966,485
                                  ========== =========== ============  ===========  =========== ==========    ========
   Accumulation units             $2,814,010 $10,769,286 $117,474,094  $81,616,529  $   869,654 $5,869,661    $966,485
   Contracts in payout
      (annuitization) period               0           0            0            0            0          0           0
                                  ---------- ----------- ------------  -----------  ----------- ----------    --------
      Total net assets            $2,814,010 $10,769,286 $117,474,094  $81,616,529  $   869,654 $5,869,661    $966,485
                                  ========== =========== ============  ===========  =========== ==========    ========
Accumulation units outstanding       315,718     903,247    7,546,558    5,189,859       58,757    187,242      77,706
                                  ========== =========== ============  ===========  =========== ==========    ========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding         --          --           --           --           --         --          --
   Unit value of accumulation
      units                       $       -- $        -- $         --  $        --  $        -- $       --    $     --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding    310,147     903,101    7,436,341    5,097,085       55,858    183,089      73,037
   Unit value of accumulation
      units                       $     8.92 $     11.92 $      15.57  $     15.73  $     14.81 $    31.36    $  12.45
Contracts with total expenses of
   1.10%:
   Accumulation units outstanding      5,571         146      110,217       92,774        2,899      4,153       4,669
   Unit value of accumulation
      units                       $     8.75 $     11.66 $      15.29  $     15.44  $     14.55 $    30.86    $  12.23
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding         --          --           --           --           --         --          --
   Unit value of accumulation
      units                       $       -- $        -- $         --  $        --  $        -- $       --    $     --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        8



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                    Foreign   Fundamental               Global     Growth-     Growth      High-Yield
                                     Value      Growth    Global Bond  Equities    Income   Opportunities    Bond
                                   Portfolio   Portfolio   Portfolio   Portfolio  Portfolio   Portfolio    Portfolio
                                   (Class 3)   (Class 3)   (Class 3)  (Class 3)   (Class 3)   (Class 3)    (Class 3)
                                  ----------- ----------- ----------- ---------- ---------- ------------- -----------
Assets:
   Investments in Trust, at net
      asset value                 $38,732,779  $1,435,774 $12,619,049 $1,678,705 $5,885,515   $1,170,449   $27,212,609
Liabilities:                                0           0           0          0          0            0             0
                                  ----------- ----------- ----------- ---------- ----------   ----------   -----------
Net assets:                       $38,732,779  $1,435,774 $12,619,049 $1,678,705 $5,885,515   $1,170,449   $27,212,609
                                  =========== =========== =========== ========== ==========   ==========   ===========
   Accumulation units             $38,732,779  $1,435,774 $12,619,049 $1,678,705 $5,885,515   $1,170,449   $27,212,609
   Contracts in payout
      (annuitization) period                0           0           0          0          0            0             0
                                  ----------- ----------- ----------- ---------- ----------   ----------   -----------
      Total net assets            $38,732,779  $1,435,774 $12,619,049 $1,678,705 $5,885,515   $1,170,449   $27,212,609
                                  =========== =========== =========== ========== ==========   ==========   ===========
Accumulation units outstanding      3,247,960     177,756     818,108    150,531    569,721      191,851     1,832,333
                                  =========== =========== =========== ========== ==========   ==========   ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding          --          --          --         --         --           --            --
   Unit value of accumulation
      units                       $        -- $        -- $        -- $       -- $       --   $       --   $        --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding   3,187,468     177,259     799,175    148,346    562,209      188,654     1,803,905
   Unit value of accumulation
      units                       $     11.93 $      8.08 $     15.43 $    11.15 $    10.33   $     6.10   $     14.86
Contracts with total expenses of
   1.10%:
   Accumulation units outstanding      60,492         497      18,933      2,185      7,512        3,197        28,428
   Unit value of accumulation
      units                       $     11.87 $      7.89 $     15.16 $    10.95 $    10.10   $     6.34   $     14.61
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding          --          --          --         --         --           --            --
   Unit value of accumulation
      units                       $        -- $        -- $        -- $       -- $       --   $       --   $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        9



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                                              MFS
                                  International International   Marsico  Massachusetts     MFS
                                   Diversified   Growth and     Focused   Investors       Total       Mid-Cap      Real
                                    Equities       Income       Growth      Trust         Return      Growth     Estate
                                    Portfolio     Portfolio    Portfolio   Portfolio     Portfolio   Portfolio  Portfolio
                                    (Class 3)     (Class 3)    (Class 3)   (Class 3)     (Class 3)   (Class 3)  (Class 3)
                                  ------------- ------------- ---------- ------------- ------------ ---------- -----------
Assets:
   Investments in Trust, at net
      asset value                  $ 5,626,325   $23,134,118  $3,320,771    $523,067   $119,224,419 $1,578,667  $6,501,661
Liabilities:                                 0             0           0           0              0          0           0
                                   -----------   -----------  ----------    --------   ------------ ----------  ----------
Net assets:                        $ 5,626,325   $23,134,118  $3,320,771    $523,067   $119,224,419 $1,578,667  $6,501,661
                                   ===========   ===========  ==========    ========   ============ ==========  ==========
   Accumulation units              $ 5,626,325   $23,134,118  $3,320,771    $523,067   $119,224,419 $1,578,667  $6,501,661
   Contracts in payout
      (annuitization) period                 0             0          0           0              0           0           0
                                   -----------   -----------  ----------    --------   ------------ ----------  ----------
      Total net assets             $ 5,626,325   $23,134,118  $3,320,771    $523,067   $119,224,419 $1,578,667  $6,501,661
                                   ===========   ===========  ==========    ========   ============ ==========  ==========
Accumulation units outstanding         519,361     1,501,532     305,656      45,027      7,467,400    163,829     195,450
                                   ===========   ===========  ==========    ========   ============ ==========  ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           --            --          --          --             --         --          --
   Unit value of accumulation
      units                        $        --   $        --  $       --    $     --   $         -- $       --  $       --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding      510,201     1,474,966     286,983      42,913      7,319,045    160,371     192,771
   Unit value of accumulation
      units                        $     10.84   $     15.41  $    10.87    $  11.63   $      15.97 $     9.64  $    33.27
Contracts with total expenses of
   1.10%:
   Accumulation units outstanding        9,160        26,566      18,673       2,114        148,355      3,458       2,679
   Unit value of accumulation
      units                        $     10.65   $     15.14  $    10.81    $  11.29   $      15.68 $     9.47  $    32.68
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding           --            --          --          --             --         --          --
   Unit value of accumulation
      units                        $        --   $        --  $       --    $     --   $         -- $       --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                       10


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                    Small &      Small                          Worldwide                 Growth
                                    Mid Cap     Company               Telecom     High                      and
                                     Value       Value    Technology  Utility    Income     Comstock      Income
                                   Portfolio   Portfolio   Portfolio Portfolio  Portfolio   Portfolio    Portfolio
                                   (Class 3)   (Class 3)   (Class 3) (Class 3)  (Class 3)  (Class II)   (Class II)
                                  ----------- ----------- ---------- --------- ---------- ------------ ------------
Assets:
   Investments in Trust, at net
      asset value                 $14,456,548 $15,416,331  $359,865   $731,526 $2,945,070 $312,387,623 $292,566,735
Liabilities:                                0           0         0          0          0            0            0
                                  ----------- -----------  --------   -------- ---------- ------------ ------------
Net assets:                       $14,456,548 $15,416,331  $359,865   $731,526 $2,945,070 $312,387,623 $292,566,735
                                  =========== ===========  ========   ======== ========== ============ ============
   Accumulation units             $14,456,548 $15,416,331  $359,865   $731,526 $2,945,070 $312,303,612 $292,317,035
   Contracts in payout
      (annuitization) period                0           0         0          0          0       84,011      249,700
                                  ----------- -----------  --------   -------- ---------- ------------ ------------
      Total net assets            $14,456,548 $15,416,331  $359,865   $731,526 $2,945,070 $312,387,623 $292,566,735
                                  =========== ===========  ========   ======== ========== ============ ============
Accumulation units outstanding      1,362,455   1,666,072   149,648     58,854    189,877   23,500,551   19,029,493
                                  =========== ===========  ========   ======== ========== ============ ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding          --          --        --         --         --           --           --
   Unit value of accumulation
      units                       $        -- $        --  $     --   $     -- $       -- $         -- $         --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding   1,344,638   1,640,217   149,529     57,143    185,060   22,443,388   18,086,318
   Unit value of accumulation
      units                       $     10.61 $      9.25  $   2.40   $  12.44 $    15.52 $      13.30 $      15.39
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding      17,817      25,855       119      1,711      4,817    1,057,163      943,175
   Unit value of accumulation
      units                       $     10.56 $      9.21  $   2.36   $  12.23 $    15.25 $      13.09 $      15.12
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding          --          --        --         --         --           --           --
   Unit value of accumulation
      units                       $        -- $        --  $     --   $     -- $       -- $         -- $         --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                       11



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                   Strategic  Growth and     Mid Cap       Asset       Global                    Growth-
                                    Growth      Income        Value     Allocation     Growth                    Income
                                   Portfolio   Portfolio    Portfolio      Fund         Fund      Growth Fund     Fund
                                  (Class II)  (Class VC)   (Class VC)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                  ---------- ------------ ------------ ------------ ------------ ------------ ------------
Assets:
   Investments in Trust, at net
      asset value                 $9,713,264 $221,105,034 $148,474,445 $402,208,968 $374,542,455 $320,152,992 $563,331,161
Liabilities:                               0            0            0            0            0            0            0
                                  ---------- ------------ ------------ ------------ ------------ ------------ ------------
Net assets:                       $9,713,264 $221,105,034 $148,474,445 $402,208,968 $374,542,455 $320,152,992 $563,331,161
                                  ========== ============ ============ ============ ============ ============ ============
   Accumulation units             $9,713,264 $221,009,718 $148,450,271 $401,921,280 $374,436,794 $319,875,947 $563,086,564
   Contracts in payout
      (annuitization) period               0       95,316       24,174      287,688      105,661      277,045      244,597
                                  ---------- ------------ ------------ ------------ ------------ ------------ ------------
      Total net assets            $9,713,264 $221,105,034 $148,474,445 $402,208,968 $374,542,455 $320,152,992 $563,331,161
                                  ========== ============ ============ ============ ============ ============ ============
Accumulation units outstanding       877,919   16,144,393   10,397,065   23,973,019   15,374,374   14,604,346   30,286,402
                                  ========== ============ ============ ============ ============ ============ ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding         --           --           --           --           --           --           --
   Unit value of accumulation
      units                       $       -- $         -- $         -- $         -- $         -- $         -- $         --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding    807,907   15,256,445    9,812,932   22,958,911   14,761,882   13,809,792   28,854,995
   Unit value of accumulation
      units                       $    11.08 $      13.71 $      14.29 $      16.79 $      24.37 $      21.94 $      18.61
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding     70,012      887,948      584,133    1,014,108      612,492      794,554    1,431,407
   Unit value of accumulation
      units                       $    10.94 $      13.50 $      14.08 $      16.57 $      24.05 $      21.64 $      18.35
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding         --           --           --           --           --           --           --
   Unit value of accumulation
      units                       $       -- $         -- $         -- $         -- $         -- $         -- $         --


(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                       12



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                      Franklin
                                                   Templeton VIP
                                  Franklin Income  Founding Funds
                                  Securities Fund Allocation Fund
                                     (Class 2)       (Class 2)
                                  --------------- ---------------
Assets:
   Investments in Trust, at net
      asset value                     $647,972        $829,091
Liabilities:                                 0               0
                                      --------        --------
Net assets:                           $647,972        $829,091
                                      ========        ========
   Accumulation units                 $647,972        $829,091
   Contracts in payout
      (annuitization) period                 0               0
                                      --------        --------
      Total net assets                $647,972        $829,091
                                      ========        ========
Accumulation units outstanding          64,002          83,158
                                      ========        ========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           --              --
   Unit value of accumulation
      units                           $     --        $     --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding       63,993          83,149
   Unit value of accumulation
      units                           $  10.12        $   9.97
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding            9               9
   Unit value of accumulation
      units                           $  10.12        $   9.97
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding           --              --
   Unit value of accumulation
      units                           $     --        $     --


(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                       13



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2008

                                                                       Net Asset Value    Net Asset
Variable Accounts                                            Shares       Per Share         Value         Cost
-----------------                                          ----------  ---------------  ------------  ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                     1,068,647       $15.99      $ 17,088,965  $ 15,535,600
   Capital Appreciation Portfolio (Class 1)                 3,132,107        42.12       131,934,651   112,821,509
   Government and Quality Bond Portfolio (Class 1)          6,028,176        15.29        92,173,031    89,903,960
   Growth Portfolio (Class 1)                               2,743,525        26.96        73,973,227    75,566,235
   Asset Allocation Portfolio (Class 3)                       240,006        15.92         3,820,926     3,849,003
   Capital Appreciation Portfolio (Class 3)                 2,654,980        41.67       110,634,862   111,632,487
   Government and Quality Bond Portfolio (Class 3)          3,615,015        15.24        55,105,056    53,600,074
   Growth Portfolio (Class 3)                                 144,967        26.86         3,893,356     4,055,165
   Natural Resources Portfolio (Class 3)                      123,278        73.42         9,051,703     7,752,985

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                      705,122       $11.18      $  7,886,613  $  9,846,067
   Alliance Growth Portfolio (Class 1)                      1,657,916        23.15        38,382,318    49,624,609
   Balanced Portfolio (Class 1)                             1,912,046        14.77        28,239,635    31,677,142
   Blue Chip Growth Portfolio (Class 1)                       217,086         7.41         1,608,902     1,397,032
   Capital Growth Portfolio (Class 1)                         203,084         9.57         1,943,884     1,583,690
   Cash Management Portfolio (Class 1)                      2,890,139        11.25        32,502,964    32,301,387
   Corporate Bond Portfolio (Class 1)                       7,702,419        12.12        93,350,119    90,736,701
   Davis Venture Value Portfolio (Class 1)                  3,945,793        31.67       124,976,792   101,797,635
   "Dogs" of Wall Street Portfolio (Class 1)                  379,960        10.51         3,993,931     3,750,210
   Emerging Markets Portfolio (Class 1)                       975,806        19.54        19,068,073    16,575,196
   Equity Index Portfolio (Class 1)                         1,645,143        11.78        19,373,157    18,312,347
   Equity Opportunities Portfolio (Class 1)                 1,140,626        15.98        18,231,057    18,038,032
   Fundamental Growth Portfolio (Class 1)                   1,197,791        18.04        21,612,238    23,443,249
   Global Bond Portfolio (Class 1)                          1,674,381        12.46        20,864,229    19,535,702
   Global Equities Portfolio (Class 1)                        628,808        16.85        10,592,395    10,167,489
   Growth-Income Portfolio (Class 1)                        1,403,649        27.26        38,263,550    39,170,235
   Growth Opportunities Portfolio (Class 1)                   158,651         6.79         1,077,783     1,053,245
   High-Yield Bond Portfolio (Class 1)                      2,532,049         6.98        17,677,184    18,334,495
   International Diversified Equities Portfolio (Class 1)     894,442        11.87        10,620,895     8,306,771
   International Growth and Income Portfolio (Class 1)      2,062,424        15.13        31,204,073    28,265,163
   MFS Massachusetts Investors Trust Portfolio (Class 1)      389,070        14.79         5,753,833     4,634,937
   MFS Total Return Portfolio (Class 1)                     9,535,452        16.92       161,294,974   159,091,971
   Mid-Cap Growth Portfolio (Class 1)                         404,327        10.56         4,268,355     4,274,118
   Real Estate Portfolio (Class 1)                            665,595        18.00        11,983,610    12,579,708
   Small Company Value Portfolio (Class 1)                    394,710        15.76         6,218,989     4,990,564
   Technology Portfolio (Class 1)                             155,595         2.76           429,037       476,298
   Telecom Utility Portfolio (Class 1)                        291,050        12.44         3,621,268     3,400,262
   Worldwide High Income Portfolio (Class 1)                  933,872         7.68         7,169,673     7,205,876
   Aggressive Growth Portfolio (Class 3)                       47,489        11.07           525,484       580,161
   Alliance Growth Portfolio (Class 3)                        714,185        23.00        16,426,222    15,845,168
   Balanced Portfolio (Class 3)                               104,261        14.72         1,535,078     1,575,903
   Blue Chip Growth Portfolio (Class 3)                       100,220         7.38           739,922       727,824
   Capital Growth Portfolio (Class 3)                         296,841         9.48         2,814,010     2,723,205
   Cash Management Portfolio (Class 3)                        961,414        11.20        10,769,286    10,738,302
   Corporate Bond Portfolio (Class 3)                       9,731,964        12.07       117,474,094   115,575,148
   Davis Venture Value Portfolio (Class 3)                  2,588,684        31.53        81,616,529    84,078,374
   "Dogs" of Wall Street Portfolio (Class 3)                   83,069        10.47           869,654       915,390
   Emerging Markets Portfolio (Class 3)                       302,799        19.38         5,869,661     5,809,835
   Equity Opportunities Portfolio (Class 3)                    60,759        15.91           966,485     1,075,359
   Foreign Value Portfolio (Class 3)                        1,880,888        20.59        38,732,779    39,005,890
   Fundamental Growth Portfolio (Class 3)                      80,239        17.89         1,435,774     1,376,911
   Global Bond Portfolio (Class 3)                          1,021,325        12.36        12,619,049    11,951,691
   Global Equities Portfolio (Class 3)                        100,411        16.72         1,678,705     1,686,214
   Growth-Income Portfolio (Class 3)                          216,729        27.16         5,885,515     6,224,714
   Growth Opportunities Portfolio (Class 3)                   175,102         6.68         1,170,449     1,146,017
   High-Yield Bond Portfolio (Class 3)                      3,915,006         6.95        27,212,609    28,366,352
   International Diversified Equities Portfolio (Class 3)     477,792        11.78         5,626,325     5,419,459
   International Growth and Income Portfolio (Class 3)      1,530,046        15.12        23,134,118    25,042,484
   Marsico Focused Growth Portfolio (Class 3)                 266,202        12.47         3,320,771     3,306,415
   MFS Massachusetts Investors Trust Portfolio (Class 3)       35,483        14.74           523,067       514,237
   MFS Total Return Portfolio (Class 3)                     7,074,750        16.85       119,224,419   125,879,130
   Mid-Cap Growth Portfolio (Class 3)                         151,655        10.41         1,578,667     1,498,640
   Real Estate Portfolio (Class 3)                            363,713        17.88         6,501,661     7,869,016
   Small & Mid Cap Value Portfolio (Class 3)                  828,591        17.45        14,456,548    15,013,323
   Small Company Value Portfolio (Class 3)                    984,759        15.65        15,416,331    16,463,007
   Technology Portfolio (Class 3)                             132,408         2.72           359,865       384,333
   Telecom Utility Portfolio (Class 3)                         59,020        12.39           731,526       715,208
   Worldwide High Income Portfolio (Class 3)                  386,291         7.62         2,945,070     2,967,978

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                      25,902,788       $12.06      $312,387,623  $337,849,364
   Growth and Income Portfolio                             15,237,851        19.20       292,566,735   297,895,204
   Strategic Growth Portfolio                                 305,257        31.82         9,713,264     7,768,218

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                              8,387,900       $26.36      $221,105,034  $223,973,234
   Mid Cap Value Portfolio                                  8,503,691        17.46       148,474,445   169,321,773

AMERICAN FUND INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                   22,723,671       $17.70      $402,208,968  $379,711,492
   Global Growth Fund                                      15,605,936        24.00       374,542,455   321,288,673
   Growth Fund                                              5,046,548        63.44       320,152,992   281,698,060
   Growth-Income Fund                                      13,968,043        40.33       563,331,161   530,611,411

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (Class 2):
   Franklin Income Securities Fund                             37,412       $17.32      $    647,972  $    632,736
   Franklin Templeton VIP Founding Funds Allocation Fund       93,261         8.89           829,091       810,448

                 See accompanying notes to financial statements.


                                       14



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008

                                                              Government                                          Government
                                     Asset        Capital         and                       Asset      Capital        and
                                   Allocation  Appreciation  Quality Bond     Growth     Allocation Appreciation Quality Bond
                                   Portfolio     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                                   (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 3)   (Class 3)    (Class 3)
                                  -----------  ------------  ------------  ------------  ---------- ------------ ------------
Investment income:
   Dividends                      $   514,664  $    486,166  $  3,346,937  $    598,636  $  53,297  $   105,998  $ 1,419,728
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk     (194,343)   (1,304,143)     (846,883)     (761,567)   (20,807)    (694,625)    (358,914)
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net investment income (loss)          320,321      (817,977)    2,500,054      (162,931)    32,490     (588,627)   1,060,814
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold        3,190,169    19,724,642    10,420,980    13,567,452    245,961    1,350,470      570,004
   Cost of shares sold             (2,769,066)  (15,693,183)  (10,308,622)  (12,974,288)  (252,521)  (1,180,265)    (560,144)
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net realized gains (losses) from
   securities transactions            421,103     4,031,459       112,358       593,164     (6,560)     170,205        9,860
Realized gain distributions           634,567    15,908,735             0     9,098,237     71,255    8,201,501            0
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net realized gains (losses)         1,055,670    19,940,194       112,358     9,691,401     64,695    8,371,706        9,860
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              2,947,125    26,178,636       519,648     9,333,211     80,533    3,445,320      393,095
   End of period                    1,553,365    19,113,142     2,269,071    (1,593,008)   (28,077)    (997,625)   1,504,982
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (1,393,760)   (7,065,494)    1,749,423   (10,926,219)  (108,610)  (4,442,945)   1,111,887
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Increase (decrease) in net assets
   from operations                $   (17,769) $ 12,056,723  $  4,361,835  $ (1,397,749) $ (11,425) $ 3,340,134  $ 2,182,561
                                  ===========  ============  ============  ============  =========  ===========  ===========

                 See accompanying notes to financial statements.


                                       15



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                               Natural    Aggressive    Alliance                 Blue Chip   Capital
                                    Growth    Resources     Growth       Growth       Balanced     Growth     Growth
                                  Portfolio   Portfolio   Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
                                  (Class 3)  (Class 3)    (Class 1)     (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Investment income:
   Dividends                      $  11,880  $   40,248  $    62,133  $     21,291  $   924,752  $   6,326  $  25,339
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Expenses:
   Charges for distribution,
      mortality and expense risk    (22,588)    (47,478)    (113,677)     (506,929)    (374,292)   (15,763)   (18,572)
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net investment income (loss)        (10,708)     (7,230)     (51,544)     (485,638)     550,460     (9,437)     6,767
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        204,159     855,633    2,379,026    10,056,422    6,311,118    554,711    645,973
   Cost of shares sold             (206,011)   (680,019)  (2,557,508)  (12,723,452)  (6,788,347)  (459,143)  (500,068)
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net realized gains (losses) from
   securities transactions           (1,852)    175,614     (178,482)   (2,667,030)    (477,229)    95,568    145,905
Realized gain distributions         264,206     212,586            0             0            0          0          0
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net realized gains (losses)         262,354     388,200     (178,482)   (2,667,030)    (477,229)    95,568    145,905
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              150,214     281,969     (200,406)  (14,443,730)  (2,071,346)   312,492    484,794
   End of period                   (161,809)  1,298,718   (1,959,454)  (11,242,291)  (3,437,507)   211,870    360,194
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (312,023)  1,016,749   (1,759,048)    3,201,439   (1,366,161)  (100,622)  (124,600)
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Increase (decrease) in net assets
   from operations                $ (60,377) $1,397,719  $(1,989,074) $     48,771  $(1,292,930) $ (14,491) $  28,072
                                  =========  ==========  ===========  ============  ===========  =========  =========

                 See accompanying notes to financial statements.


                                       16



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                      Cash       Corporate        Davis           "Dogs"        Emerging      Equity
                                   Management       Bond         Venture          of Wall       Markets       Index
                                    Portfolio    Portfolio   Value Portfolio Street Portfolio  Portfolio    Portfolio
                                    (Class 1)    (Class 1)      (Class 1)        (Class 1)     (Class 1)    (Class 1)
                                  ------------  -----------  --------------- ---------------- -----------  -----------
Investment income:
   Dividends                      $    921,797  $ 3,539,223   $  1,265,617     $   120,959    $   377,983  $   353,269
                                  ------------  -----------   ------------     -----------    -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (279,359)    (802,807)    (1,288,574)        (53,569)      (211,838)    (282,146)
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net investment income (loss)           642,438    2,736,416        (22,957)         67,390        166,145       71,123
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold        33,979,849    7,027,901     20,812,896       1,280,065      7,473,417    5,451,819
   Cost of shares sold             (33,678,563)  (6,887,288)   (16,093,136)     (1,095,070)    (4,805,041)  (4,860,163)
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net realized gains (losses) from
   securities transactions             301,286      140,613      4,719,760         184,995      2,668,376      591,656
Realized gain distributions                  0            0      6,313,476         281,428      2,523,569            0
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net realized gains (losses)            301,286      140,613     11,033,236         466,423      5,191,945      591,656
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                 519,579    2,306,297     39,334,380       1,099,940      4,502,476    3,068,186
   End of period                       201,577    2,613,418     23,179,157         243,721      2,492,877    1,060,810
                                  ------------  -----------   ------------     -----------    -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        (318,002)     307,121    (16,155,223)       (856,219)    (2,009,599)  (2,007,376)
                                  ------------  -----------   ------------     -----------    -----------  -----------
Increase (decrease) in net assets
   from operations                $    625,722  $ 3,184,150   $ (5,144,944)    $  (322,406)   $ 3,348,491  $(1,344,597)
                                  ============  ===========   ============     ===========    ===========  ===========

                 See accompanying notes to financial statements.


                                       17



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                      Equity    Fundamental                  Global      Growth-       Growth         High-
                                  Opportunities    Growth    Global Bond    Equities      Income    Opportunities  Yield Bond
                                    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                  ------------- -----------  -----------  -----------  -----------  ------------- ------------
Investment income:
   Dividends                       $   377,844  $         0  $    79,087  $   147,091  $   420,016    $       0   $ 1,454,021
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (191,228)    (240,520)    (151,173)    (131,252)    (487,164)     (11,018)     (179,993)
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net investment income (loss)           186,616     (240,520)     (72,086)      15,839      (67,148)     (11,018)    1,274,028
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         3,109,082    4,512,141    3,303,347    3,232,926    9,684,458      687,180     4,496,545
   Cost of shares sold              (2,705,919)  (5,255,719)  (3,098,160)  (2,896,149)  (9,179,365)    (591,963)   (4,501,190)
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net realized gains (losses) from
   securities transactions             403,163     (743,578)     205,187      336,777      505,093       95,217        (4,645)
Realized gain distributions          2,145,396            0       60,774            0            0            0             0
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net realized gains (losses)          2,548,559     (743,578)     265,961      336,777      505,093       95,217        (4,645)
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               4,506,312   (4,361,815)    (392,798)   1,154,033    1,523,296      107,677     1,392,114
   End of period                       193,025   (1,831,011)   1,328,527      424,906     (906,685)      24,538      (657,311)
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                      (4,313,287)   2,530,804    1,721,325     (729,127)  (2,429,981)      (83,139)  (2,049,425)
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
Increase (decrease) in net assets
   from operations                 $(1,578,112) $ 1,546,706  $ 1,915,200  $  (376,511) $(1,992,036)  $     1,060  $  (780,042)
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========

                See accompanying notes to financial statements.


                                       18



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                                   MFS
                                  International International Massachusetts                                          Small
                                   Diversified    Growth and    Investors     MFS Total    Mid-Cap                  Company
                                     Equities       Income        Trust        Return       Growth   Real Estate     Value
                                    Portfolio     Portfolio     Portfolio     Portfolio   Portfolio   Portfolio    Portfolio
                                    (Class 1)     (Class 1)     (Class 1)     (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                  ------------- ------------- ------------- ------------  ---------  -----------  -----------
Investment income:
   Dividends                       $   222,292   $   568,859   $   72,821   $  4,532,795  $   9,850  $   229,067  $         0
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (108,018)     (330,475)     (53,908)    (1,478,784)   (35,658)    (152,134)    (100,820)
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net investment income (loss)           114,274       238,384       18,913      3,054,011    (25,808)      76,933     (100,820)
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         2,295,555     5,769,165    1,075,934     14,603,270    795,616    7,494,414    2,718,815
   Cost of shares sold              (1,654,597)   (4,637,262)    (861,441)   (13,667,340)  (797,624)  (6,601,245)  (2,033,848)
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net realized gains (losses) from
   securities transactions             640,958     1,131,903      214,493        935,930     (2,008)     893,169      684,967
Realized gain distributions                  0     4,111,882            0      8,054,758          0    2,405,521      113,160
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net realized gains (losses)            640,958     5,243,785      214,493      8,990,688     (2,008)   3,298,690      798,127
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               2,799,558    10,435,548    1,308,756     21,307,149   (146,520)   6,204,129    3,140,736
   End of period                     2,314,124     2,938,910    1,118,896      2,203,003     (5,763)    (596,098)   1,228,425
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        (485,434)   (7,496,638)    (189,860)   (19,104,146)   140,757   (6,800,227)  (1,912,311)
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Increase (decrease) in net assets
   from operations                 $   269,798   $(2,014,469)  $   43,546   $ (7,059,447) $ 112,941  $(3,424,604) $(1,215,004)
                                   ===========   ===========   ==========   ============  =========  ===========  ===========

                 See accompanying notes to financial statements.


                                       19



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                               Telecom     Worldwide   Aggressive  Alliance             Blue Chip
                                  Technology   Utility    High Income    Growth     Growth    Balanced   Growth
                                   Portfolio  Portfolio    Portfolio    Portfolio Portfolio  Portfolio  Portfolio
                                   (Class 1)  (Class 1)    (Class 1)    (Class 3) (Class 3)  (Class 3)  (Class 3)
                                  ---------- -----------  -----------  ---------- ---------  ---------  ---------
Investment income:
   Dividends                      $       0  $   111,599  $   473,679  $   1,693  $       0  $  28,703  $    386
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Expenses:
   Charges for distribution,
      mortality and expense risk     (4,467)     (43,034)     (69,070)    (3,717)  (139,971)    (9,575)   (3,403)
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net investment income (loss)         (4,467)      68,565      404,609     (2,024)  (139,971)    19,128    (3,017)
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        310,374    1,105,136    1,390,395    127,752    932,641    373,111    84,733
   Cost of shares sold             (295,154)  (1,011,711)  (1,395,150)  (129,044)  (859,457)  (343,077)  (77,083)
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net realized gains (losses) from
   securities transactions           15,220       93,425       (4,755)    (1,292)    73,184     30,034     7,650
Realized gain distributions               0            0            0          0          0          0         0
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net realized gains (losses)          15,220       93,425       (4,755)    (1,292)    73,184     30,034     7,650
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               16,224      137,342      224,528     36,460    685,894     47,574    18,308
   End of period                    (47,261)     221,006      (36,203)   (54,677)   581,054    (40,825)   12,098
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Change in net unrealized
   appreciation (depreciation) of
   investments                      (63,485)      83,664     (260,731)   (91,137)  (104,840)   (88,399)   (6,210)
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Increase (decrease) in net assets
   from operations                $ (52,732) $   245,654  $   139,123  $ (94,453) $(171,627) $ (39,237) $ (1,577)
                                  =========  ===========  ===========  =========  =========  =========  ========

                 See accompanying notes to financial statements.


                                       20



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                                        Davis       "Dogs"
                                   Capital      Cash      Corporate    Venture     of Wall    Emerging      Equity
                                    Growth   Management      Bond       Value       Street    Markets   Opportunities
                                  Portfolio  Portfolio    Portfolio   Portfolio   Portfolio  Portfolio    Portfolio
                                  (Class 3)  (Class 3)    (Class 3)   (Class 3)   (Class 3)  (Class 3)    (Class 3)
                                  --------- -----------  ----------  -----------  ---------  ---------  -------------
Investment income:
   Dividends                      $ 13,795  $   175,859  $2,641,298  $   408,880  $  10,062  $  62,705    $  11,544
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Expenses:
   Charges for distribution,
      mortality and expense risk   (13,876)     (50,762)   (654,862)    (519,804)    (4,300)   (33,599)      (6,631)
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net investment income (loss)           (81)     125,097   1,986,436     (110,924)     5,762     29,106        4,913
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        79,323    9,249,141     118,847      328,234    125,524    736,913       55,142
   Cost of shares sold             (68,260)  (9,259,393)   (117,517)    (312,040)  (128,736)  (666,948)     (60,557)
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net realized gains (losses) from
   securities transactions          11,063      (10,252)      1,330       16,194     (3,212)    69,965       (5,415)
Realized gain distributions              0            0           0    2,688,126     25,658    464,155       75,124
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net realized gains (losses)         11,063      (10,252)      1,330    2,704,320     22,446    534,120       69,709
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              77,035       33,313     769,239    2,728,887      9,230    175,443       31,000
   End of period                    90,805       30,984   1,898,946   (2,461,845)   (45,736)    59,826     (108,874)
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Change in net unrealized
   appreciation (depreciation) of
   investments                      13,770       (2,329)  1,129,707   (5,190,732)   (54,966)  (115,617)    (139,874)
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Increase (decrease) in net assets
   from operations                $ 24,752  $   112,516  $3,117,473  $(2,597,336) $ (26,758) $ 447,609    $ (65,252)
                                  ========  ===========  ==========  ===========  =========  =========    =========

                 See accompanying notes to financial statements.


                                       21



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                    Foreign    Fundamental   Global     Global    Growth-       Growth    High-Yield
                                     Value        Growth      Bond     Equities    Income   Opportunities     Bond
                                   Portfolio    Portfolio  Portfolio  Portfolio  Portfolio    Portfolio    Portfolio
                                   (Class 3)    (Class 3)  (Class 3)  (Class 3)  (Class 3)    (Class 3)    (Class 3)
                                  -----------  ----------- ---------  ---------  ---------  ------------- -----------
Investment income:
   Dividends                      $   495,280    $     0   $  15,516  $  17,503  $  28,035    $       0   $ 1,143,820
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Expenses:
   Charges for distribution,
      mortality and expense risk     (247,361)    (2,498)    (51,958)   (14,179)   (33,927)      (7,084)     (142,212)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net investment income (loss)          247,919     (2,498)    (36,442)     3,324     (5,892)      (7,084)    1,001,608
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          561,587      1,486     268,964    507,867    603,121      127,434       168,999
   Cost of shares sold               (538,056)    (1,369)   (244,028)  (493,513)  (604,104)    (114,238)     (181,172)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net realized gains (losses) from
   securities transactions             23,531        117      24,936     14,354       (983)      13,196       (12,173)
Realized gain distributions           820,807          0      20,798          0          0            0             0
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net realized gains (losses)           844,338        117      45,734     14,354       (983)      13,196       (12,173)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              1,808,900      3,404     (14,059)   112,873     52,672       37,715       153,925
   End of period                     (273,111)    58,863     667,358     (7,509)  (339,199)      24,432    (1,153,743)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                  (2,082,011)    55,459     681,417   (120,382)  (391,871)     (13,283)   (1,307,668)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Increase (decrease) in net assets
   from operations                $  (989,754)   $53,078   $ 690,709  $(102,704) $(398,746)   $  (7,171)  $  (318,233)
                                  ===========    =======   =========  =========  =========    =========   ===========

                 See accompanying notes to financial statements.


                                       22



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                                              MFS
                                  International International  Marsico   Massachusetts
                                   Diversified    Growth and   Focused     Investors    MFS Total     Mid-Cap
                                     Equities       Income      Growth       Trust        Return      Growth    Real Estate
                                    Portfolio     Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                    (Class 3)     (Class 3)   (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                  ------------- ------------- ---------  ------------- -----------  ---------- ------------
Investment income:
   Dividends                        $  70,044    $   201,354  $       0     $  3,079   $ 1,876,780  $     421   $    66,725
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (32,335)      (126,027)   (24,391)      (2,805)     (704,813)   (10,113)      (44,015)
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net investment income (loss)           37,709         75,327    (24,391)         274     1,171,967     (9,692)       22,710
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          594,112        688,925    214,995       34,552        55,286    234,660       933,442
   Cost of shares sold               (546,557)      (782,826)  (206,629)     (33,270)      (55,463)  (208,618)   (1,123,253)
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net realized gains (losses) from
   securities transactions             47,555        (93,901)     8,366        1,282          (177)    26,042      (189,811)
Realized gain distributions                 0      1,667,114    144,510            0     3,684,245          0       841,168
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net realized gains (losses)            47,555      1,573,213    152,876        1,282     3,684,068     26,042       651,357
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                237,212        630,362     62,315       11,405     2,088,734     76,012       147,725
   End of period                      206,866     (1,908,366)    14,356        8,830    (6,654,711)    80,027    (1,367,355)
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        (30,346)    (2,538,728)   (47,959)      (2,575)   (8,743,445)     4,015    (1,515,080)
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Increase (decrease) in net assets
   from operations                  $  54,918    $  (890,188) $  80,526     $ (1,019)  $(3,887,410) $  20,365   $  (841,013)
                                    =========    ===========  =========     ========   ===========  =========   ===========

                 See accompanying notes to financial statements.


                                       23


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (continued)

                                    Small &       Small                          Worldwide
                                    Mid Cap      Company                Telecom    High                    Growth and
                                     Value        Value     Technology  Utility   Income      Comstock       Income
                                   Portfolio    Portfolio    Portfolio Portfolio Portfolio    Portfolio     Portfolio
                                   (Class 3)    (Class 3)    (Class 3) (Class 3) (Class 3)   (Class II)    (Class II)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Investment income:
   Dividends                      $    55,817  $         0  $       0  $  3,988  $ 136,603  $  6,239,328  $  4,685,735
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk     (107,028)     (76,456)    (1,692)   (2,101)   (19,371)   (2,717,206)   (2,408,462)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net investment income (loss)          (51,211)     (76,456)    (1,692)    1,887    117,232     3,522,122     2,277,273
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          546,551      364,499    145,792    95,486    216,803    30,430,964    21,682,887
   Cost of shares sold               (568,546)    (412,208)  (151,487)  (94,744)  (215,053)  (27,590,446)  (19,031,054)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net realized gains (losses) from
   securities transactions            (21,995)     (47,709)    (5,695)      742      1,750     2,840,518     2,651,833
Realized gain distributions           562,800      111,486          0         0          0    15,356,708     9,104,240
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net realized gains (losses)           540,805       63,777     (5,695)      742      1,750    18,197,226    11,756,073
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                948,837      136,414      1,426       173     46,183    41,674,956    34,205,034
   End of period                     (556,775)  (1,046,676)   (24,468)   16,318    (22,908)  (25,461,741)   (5,328,469)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (1,505,612)  (1,183,090)   (25,894)   16,145    (69,091)  (67,136,697)  (39,533,503)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Increase (decrease) in net assets
   from operations                $(1,016,018) $(1,195,769) $ (33,281) $ 18,774  $  49,891  $(45,417,349) $(25,500,157)
                                  ===========  ===========  =========  ========  =========  ============  ============

                See accompanying notes to financial statements.


                                       24



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (continued)

                                   Strategic    Growth and      Mid Cap        Asset        Global
                                     Growth       Income         Value      Allocation      Growth                      Growth-
                                   Portfolio     Portfolio     Portfolio       Fund          Fund       Growth Fund   Income Fund
                                   (Class II)   (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                      $    15,428  $  2,877,060  $    732,844  $  8,130,900  $  8,933,209  $  2,466,932  $  8,511,313
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk      (83,929)   (1,943,071)   (1,375,656)   (3,150,422)   (2,929,854)   (2,705,109)   (4,692,717)
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)          (68,501)      933,989      (642,812)    4,980,478     6,003,355      (238,177)    3,818,596
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        1,646,023    22,760,374    20,961,961    19,050,222    24,484,680    31,662,898    39,520,752
   Cost of shares sold             (1,283,421)  (20,040,988)  (20,301,528)  (15,802,786)  (17,760,024)  (24,011,068)  (32,656,196)
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions            362,602     2,719,386       660,433     3,247,436     6,724,656     7,651,830     6,864,556
Realized gain distributions                 0    15,865,391    21,543,731    10,903,276    12,434,372    20,273,506    16,762,344
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net realized gains (losses)           362,602    18,584,777    22,204,164    14,150,712    19,159,028    27,925,336    23,626,900
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              1,687,107    32,290,241    28,558,070    54,504,844    72,722,379    66,789,711    90,896,801
   End of period                    1,945,046    (2,868,200)  (20,847,328)   22,497,476    53,253,782    38,454,932    32,719,750
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                        257,939   (35,158,441)  (49,405,398)  (32,007,368)  (19,468,597)  (28,334,779)  (58,177,051)
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
   from operations                $   552,040  $(15,639,675) $(27,844,046) $(12,876,178) $  5,693,786  $   (647,620) $(30,731,555)
                                  ===========  ============  ============  ============  ============  ============  ============

                See accompanying notes to financial statements.


                                       25



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (continued)

                                                  Franklin Templeton
                                  Franklin Income VIP Founding Funds
                                  Securities Fund   Allocation Fund
                                   (Class 2) (1)     (Class 2) (1)
                                  --------------- ------------------
Investment income:
   Dividends                          $     0          $     0
                                      -------          -------
Expenses:
   Charges for distribution,
      mortality and expense risk         (300)            (503)
                                      -------          -------
Net investment income (loss)             (300)            (503)
                                      -------          -------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold            4,003            2,767
   Cost of shares sold                 (4,008)          (2,762)
                                      -------          -------
Net realized gains (losses) from
   securities transactions                 (5)               5
Realized gain distributions                 0                0
                                      -------          -------
Net realized gains (losses)                (5)               5
                                      -------          -------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      0                0
   End of period                       15,236           18,643
                                      -------          -------
Change in net unrealized
   appreciation (depreciation) of
   investments                         15,236           18,643
                                      -------          -------
Increase (decrease) in net assets
   from operations                    $14,931          $18,145
                                      =======          =======

(1)  For the period from February 4, 2008 (inception) to April 30, 2008

                See accompanying notes to financial statements.


                                       26



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008

                                     Asset        Capital    Government and                  Asset        Capital    Government and
                                   Allocation  Appreciation   Quality Bond     Growth      Allocation  Appreciation   Quality Bond
                                   Portfolio     Portfolio      Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                   (Class 1)     (Class 1)      (Class 1)     (Class 1)    (Class 3)     (Class 3)      (Class 3)
                                  -----------  ------------  -------------- ------------  -----------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)   $   320,321  $   (817,977)  $ 2,500,054   $   (162,931) $    32,490  $   (588,627)  $ 1,060,814

   Net realized gains (losses)      1,055,670    19,940,194       112,358      9,691,401       64,695     8,371,706         9,860
   Change in net unrealized
      appreciation (depreciation)
      of investments               (1,393,760)   (7,065,494)    1,749,423    (10,926,219)    (108,610)   (4,442,945)    1,111,887
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
   Increase (decrease) in net
      assets from operations          (17,769)   12,056,723     4,361,835     (1,397,749)     (11,425)    3,340,134     2,182,561
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
From capital transactions:
      Net proceeds from units
         sold                         260,519       928,422       595,240        533,124      531,540    15,227,531     4,230,059
      Cost of units redeemed       (2,032,071)  (13,134,940)   (9,691,933)    (7,783,569)     (82,654)   (2,964,246)   (1,894,659)
      Net transfers                   411,104    (3,544,723)    9,046,820     (4,238,426)   1,895,242    49,126,576    22,160,985
      Contract maintenance charge           0             0             0              0         (407)       (7,883)       (4,735)
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (1,360,448)  (15,751,241)      (49,873)   (11,488,871)   2,343,721    61,381,978    24,491,650
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
Increase (decrease) in net assets  (1,378,217)   (3,694,518)    4,311,962    (12,886,620)   2,332,296    64,722,112    26,674,211
Net assets at beginning of period  18,467,182   135,629,169    87,861,069     86,859,847    1,488,630    45,912,750    28,430,845
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
Net assets at end of period       $17,088,965  $131,934,651   $92,173,031   $ 73,973,227  $ 3,820,926  $110,634,862   $55,105,056
                                  ===========  ============   ===========   ============  ===========  ============   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          10,339        45,178        39,716         30,568       36,460       931,159       296,676
   Units redeemed                     (89,994)     (650,054)     (626,452)      (484,389)      (5,840)     (182,829)     (132,932)
   Units transferred                   32,940      (231,350)      626,066       (335,989)     131,892     3,011,877     1,568,145
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
Increase (decrease) in units
   outstanding                        (46,715)     (836,226)       39,330       (789,810)     162,512     3,760,207     1,731,889
Beginning units                       916,119     8,114,213     5,953,394      5,772,736      103,436     3,085,252     2,044,042
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
Ending units                          869,404     7,277,987     5,992,724      4,982,926      265,948     6,845,459     3,775,931
                                  ===========  ============   ===========   ============  ===========  ============   ===========

                See accompanying notes to financial statements.


                                       27



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (Continued)

                                                Natural    Aggressive    Alliance                 Blue Chip    Capital
                                    Growth     Resources     Growth       Growth      Balanced     Growth      Growth
                                   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                   (Class 3)   (Class 3)   (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (10,708) $   (7,230) $   (51,544) $  (485,638) $   550,460  $   (9,437) $    6,767

   Net realized gains (losses)       262,354     388,200     (178,482)  (2,667,030)    (477,229)     95,568     145,905
   Change in net unrealized
      appreciation (depreciation)
      of investments                (312,023)  1,016,749   (1,759,048)   3,201,439   (1,366,161)   (100,622)   (124,600)
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from operations         (60,377)  1,397,719   (1,989,074)      48,771   (1,292,930)    (14,491)     28,072
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
From capital transactions:
      Net proceeds from units
         sold                        899,409   1,423,309      257,213      264,891      214,310       9,453       6,314
      Cost of units redeemed        (118,859)   (304,181)  (1,397,588)  (7,950,572)  (5,333,542)   (153,344)   (411,046)
      Net transfers                1,247,585   4,014,147     (507,416)  (1,469,969)    (352,198)   (111,455)    146,264
      Contract maintenance charge       (313)       (519)           0            0            0           0           0
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                 2,027,822   5,132,756   (1,647,791)  (9,155,650)  (5,471,430)   (255,346)   (258,468)
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets  1,967,445   6,530,475   (3,636,865)  (9,106,879)  (6,764,360)   (269,837)   (230,396)
Net assets at beginning of period  1,925,911   2,521,228   11,523,478   47,489,197   35,003,995   1,878,739   2,174,280
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of period       $3,893,356  $9,051,703  $ 7,886,613  $38,382,318  $28,239,635  $1,608,902  $1,943,884
                                  ==========  ==========  ===========  ===========  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         67,866     107,610       20,237        7,962       14,637       1,388         679
   Units redeemed                     (8,854)    (22,762)     (85,073)    (304,255)    (330,527)    (23,387)    (46,261)
   Units transferred                  93,601     305,811      (37,193)     (95,777)     (22,925)    (19,129)     15,305
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in units
   outstanding                       152,613     390,659     (102,029)    (392,070)    (338,815)    (41,128)    (30,277)
Beginning units                      143,500     226,414      686,222    2,189,625    2,217,107     289,877     247,323
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
Ending units                         296,113     617,073      584,193    1,797,555    1,878,292     248,749     217,046
                                  ==========  ==========  ===========  ===========  ===========  ==========  ==========

                See accompanying notes to financial statements.


                                       28



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (Continued)

                                                                 Davis      "Dogs" of
                                      Cash       Corporate      Venture        Wall       Emerging      Equity        Equity
                                   Management       Bond         Value        Street      Markets       Index     Opportunities
                                    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                    (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                  ------------  -----------  ------------  -----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    642,438  $ 2,736,416  $    (22,957) $    67,390  $   166,145  $    71,123   $   186,616

   Net realized gains (losses)         301,286      140,613    11,033,236      466,423    5,191,945      591,656     2,548,559
   Change in net unrealized
      appreciation (depreciation)
      of investments                  (318,002)     307,121   (16,155,223)    (856,219)  (2,009,599)  (2,007,376)   (4,313,287)
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
   Increase (decrease) in net
      assets from operations           625,722    3,184,150    (5,144,944)    (322,406)   3,348,491   (1,344,597)   (1,578,112)
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
From capital transactions:
      Net proceeds from units
         sold                          476,886      618,300     1,085,445       32,509      130,701      149,398       130,615
      Cost of units redeemed       (24,274,820)  (7,564,226)  (13,759,782)    (766,586)  (2,222,692)  (4,557,439)   (2,026,461)
      Net transfers                 31,800,002    8,994,792    (5,609,241)    (215,288)   1,658,849     (630,772)     (684,438)
      Contract maintenance charge            0            0             0            0            0            0             0
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                   8,002,068    2,048,866   (18,283,578)    (949,365)    (433,142)  (5,038,813)   (2,580,284)
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets    8,627,790    5,233,016   (23,428,522)  (1,271,771)   2,915,349   (6,383,410)   (4,158,396)
Net assets at beginning of period   23,875,174   88,117,103   148,405,314    5,265,702   16,152,724   25,756,567    22,389,453
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
Net assets at end of period       $ 32,502,964  $93,350,119  $124,976,792  $ 3,993,931  $19,068,073  $19,373,157   $18,231,057
                                  ============  ===========  ============  ===========  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           38,731       40,122        52,529        2,299        4,504       13,448         7,994
   Units redeemed                   (2,007,546)    (486,388)     (707,729)     (56,131)     (82,168)    (420,629)     (135,849)
   Units transferred                 2,645,790      591,728      (291,746)     (15,609)      59,254      (55,755)      (48,539)
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                         676,975      145,462      (946,946)     (69,441)     (18,410)    (462,936)     (176,394)
Beginning units                      1,908,753    5,762,823     8,070,942      373,356      705,715    2,345,019     1,550,960
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
Ending units                         2,585,728    5,908,285     7,123,996      303,915      687,305    1,882,083     1,374,566
                                  ============  ===========  ============  ===========  ===========  ===========   ===========

                See accompanying notes to financial statements.


                                       29


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                                                                                 International
                                  Fundamental     Global       Global      Growth-        Growth     High-Yield   Diversified
                                     Growth        Bond       Equities      Income    Opportunities     Bond        Equities
                                   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                   (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                  -----------  -----------  -----------  -----------  ------------- -----------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (240,520) $   (72,086) $    15,839  $   (67,148)  $  (11,018)  $ 1,274,028   $   114,274
   Net realized gains (losses)       (743,578)     265,961      336,777      505,093       95,217        (4,645)      640,958
   Change in net unrealized
      appreciation (depreciation)
      of investments                2,530,804    1,721,325     (729,127)  (2,429,981)     (83,139)   (2,049,425)     (485,434)
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
   Increase (decrease) in net
      assets from operations        1,546,706    1,915,200     (376,511)  (1,992,036)       1,060      (780,042)      269,798
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
From capital transactions:
      Net proceeds from units
         sold                         146,928      143,973      216,556      289,870       33,617       109,323       132,302
      Cost of units redeemed       (3,352,362)  (1,618,716)  (1,999,405)  (6,536,713)    (260,050)   (2,329,271)   (1,226,875)
      Net transfers                  (769,194)   8,230,910      134,267      344,841      217,315      (111,371)    1,346,286
      Contract maintenance charge           0            0            0            0            0             0             0
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (3,974,628)   6,756,167   (1,648,582)  (5,902,002)      (9,118)   (2,331,319)      251,713
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
Increase (decrease) in net assets  (2,427,922)   8,671,367   (2,025,093)  (7,894,038)      (8,058)   (3,111,361)      521,511
Net assets at beginning of period  24,040,160   12,192,862   12,617,488   46,157,588    1,085,841    20,788,545    10,099,384
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
Net assets at end of period       $21,612,238  $20,864,229  $10,592,395  $38,263,550   $1,077,783   $17,677,184   $10,620,895
                                  ===========  ===========  ===========  ===========   ==========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          12,531        9,408       11,792        9,605        5,000         6,114        10,007
   Units redeemed                    (236,838)     (96,250)     (99,982)    (257,820)     (40,829)     (144,272)      (95,810)
   Units transferred                  (83,761)     538,225       11,555       36,144       29,950        (3,375)      115,740
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
Increase (decrease) in units
   outstanding                       (308,068)     451,383      (76,635)    (212,071)      (5,879)     (141,533)       29,937
Beginning units                     2,167,678      818,750      697,578    2,172,631      181,505     1,264,402       812,228
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
Ending units                        1,859,610    1,270,133      620,943    1,960,560      175,626     1,122,869       842,165
                                  ===========  ===========  ===========  ===========   ==========   ===========   ===========

                 See accompanying notes to financial statements.


                                       30



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                     MFS
                                  International Massachusetts
                                    Growth and    Investors     MFS Total     Mid-Cap                     Small
                                      Income        Trust        Return       Growth     Real Estate  Company Value Technology
                                    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                  ------------- ------------- ------------  ----------  ------------  ------------- ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $   238,384   $   18,913   $  3,054,011  $  (25,808) $     76,933   $  (100,820)  $ (4,467)
   Net realized gains (losses)       5,243,785      214,493      8,990,688      (2,008)    3,298,690       798,127     15,220
   Change in net unrealized
      appreciation (depreciation)
      of investments                (7,496,638)    (189,860)   (19,104,146)    140,757    (6,800,227)   (1,912,311)   (63,485)
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
   Increase (decrease) in net
      assets from operations        (2,014,469)      43,546     (7,059,447)    112,941    (3,424,604)   (1,215,004)   (52,732)
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
From capital transactions:
      Net proceeds from units
         sold                          403,706       14,322        770,196      24,981        77,789        85,069      7,767
      Cost of units redeemed        (3,263,090)    (480,049)   (13,757,329)   (418,529)   (1,459,197)   (1,094,477)   (50,355)
      Net transfers                  2,459,860     (453,918)     3,713,759     447,728    (5,230,484)   (1,485,046)   163,954
      Contract maintenance charge            0            0              0           0             0             0          0
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
   Increase (decrease) in net
      assets from capital
      transactions                    (399,524)    (919,645)    (9,273,374)     54,180    (6,611,892)   (2,494,454)   121,366
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
Increase (decrease) in net assets   (2,413,993)    (876,099)   (16,332,821)    167,121   (10,036,496)   (3,709,458)    68,634
Net assets at beginning of period   33,618,066    6,629,932    177,627,795   4,101,234    22,020,106     9,928,447    360,403
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
Net assets at end of period        $31,204,073   $5,753,833   $161,294,974  $4,268,355  $ 11,983,610   $ 6,218,989   $429,037
                                   ===========   ==========   ============  ==========  ============   ===========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           22,743        1,228         45,856       2,616         2,415         2,910      3,156
   Units redeemed                     (189,613)     (40,925)      (838,889)    (42,202)      (45,911)      (39,693)   (19,394)
   Units transferred                   136,634      (39,537)       222,264      48,006      (163,685)      (57,002)    46,391
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
Increase (decrease) in units
   outstanding                         (30,236)     (79,234)      (570,769)      8,420      (207,181)      (93,785)    30,153
Beginning units                      1,930,818      571,906     10,626,450     432,792       589,555       340,916    147,503
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
Ending units                         1,900,582      492,672     10,055,681     441,212       382,374       247,131    177,656
                                   ===========   ==========   ============  ==========  ============   ===========   ========

                 See accompanying notes to financial statements.


                                       31



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                    Telecom    Worldwide  Aggressive   Alliance               Blue Chip   Capital
                                    Utility   High Income   Growth      Growth     Balanced     Growth    Growth
                                   Portfolio   Portfolio   Portfolio  Portfolio    Portfolio  Portfolio  Portfolio
                                   (Class 1)   (Class 1)   (Class 3)  (Class 3)    (Class 3)  (Class 3)  (Class 3)
                                  ----------  ----------- ---------- -----------  ----------  --------- ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   68,565  $  404,609   $ (2,024) $  (139,971) $   19,128  $ (3,017) $      (81)
   Net realized gains (losses)        93,425      (4,755)    (1,292)      73,184      30,034     7,650      11,063
   Change in net unrealized
      appreciation (depreciation)
      of investments                  83,664    (260,731)   (91,137)    (104,840)    (88,399)   (6,210)     13,770
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
   Increase (decrease) in net
      assets from operations         245,654     139,123    (94,453)    (171,627)    (39,237)   (1,577)     24,752
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
From capital transactions:
      Net proceeds from units
         sold                         65,307      41,188     64,301      329,447     482,821   302,807     510,528
      Cost of units redeemed        (506,966)   (774,224)   (25,796)    (690,682)    (81,809)   (2,115)    (21,542)
      Net transfers                  257,432     507,702    259,559    3,870,579     434,763   236,784   1,321,784
      Contract maintenance charge          0           0        (67)      (2,399)       (117)      (36)       (180)
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                  (184,227)   (225,334)   297,997    3,506,945     835,658   537,440   1,810,590
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
Increase (decrease) in net assets     61,427     (86,211)   203,544    3,335,318     796,421   535,863   1,835,342
Net assets at beginning of period  3,559,841   7,255,884    321,940   13,090,904     738,657   204,059     978,668
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
Net assets at end of period       $3,621,268  $7,169,673   $525,484  $16,426,222  $1,535,078  $739,922  $2,814,010
                                  ==========  ==========   ========  ===========  ==========  ========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          4,498       2,386      5,827       37,626      47,656    47,510      58,389
   Units redeemed                    (30,947)    (45,865)    (2,612)     (81,003)     (8,229)     (325)     (2,451)
   Units transferred                  19,648      32,833     24,381      444,249      45,425    36,119     148,126
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
Increase (decrease) in units
   outstanding                        (6,801)    (10,646)    27,596      400,872      84,852    83,304     204,064
Beginning units                      228,872     441,898     27,200    1,540,187      72,752    31,532     111,654
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
Ending units                         222,071     431,252     54,796    1,941,059     157,604   114,836     315,718
                                  ==========  ==========   ========  ===========  ==========  ========  ==========

                 See accompanying notes to financial statements.


                                       32



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                                Davis     "Dogs" of
                                      Cash       Corporate     Venture       Wall    Emerging       Equity      Foreign
                                   Management      Bond         Value       Street    Markets   Opportunities    Value
                                   Portfolio     Portfolio    Portfolio   Portfolio  Portfolio    Portfolio    Portfolio
                                   (Class 3)     (Class 3)    (Class 3)   (Class 3)  (Class 3)    (Class 3)    (Class 3)
                                  -----------  ------------  -----------  --------- ----------  ------------- -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   125,097  $  1,986,436  $  (110,924) $  5,762  $   29,106    $  4,913    $   247,919
   Net realized gains (losses)        (10,252)        1,330    2,704,320    22,446     534,120      69,709        844,338
   Change in net unrealized
      appreciation (depreciation)
      of investments                   (2,329)    1,129,707   (5,190,732)  (54,966)   (115,617)   (139,874)    (2,082,011)
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
   Increase (decrease) in net
      assets from operations          112,516     3,117,473   (2,597,336)  (26,758)    447,609     (65,252)      (989,754)
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
From capital transactions:
      Net proceeds from units
         sold                       2,245,832    14,086,830   10,526,250    62,062   1,198,680      21,820      5,138,944
      Cost of units redeemed       (3,583,103)   (3,112,800)  (2,254,891)  (13,675)   (124,467)    (21,212)    (1,033,176)
      Net transfers                 9,409,236    62,138,100   37,789,346   603,731   2,317,952     431,902     18,392,220
      Contract maintenance charge        (304)       (7,563)      (6,520)      (98)       (418)        (96)        (2,543)
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
   Increase (decrease) in net
      assets from capital
      transactions                  8,071,661    73,104,567   46,054,185   652,020   3,391,747     432,414     22,495,445
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
Increase (decrease) in net assets   8,184,177    76,222,040   43,456,849   625,262   3,839,356     367,162     21,505,691
Net assets at beginning of period   2,585,109    41,252,054   38,159,680   244,392   2,030,305     599,323     17,227,088
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
Net assets at end of period       $10,769,286  $117,474,094  $81,616,529  $869,654  $5,869,661    $966,485    $38,732,779
                                  ===========  ============  ===========  ========  ==========    ========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         189,448       928,340      645,456     4,019      38,638       1,674        417,625
   Units redeemed                    (302,089)     (204,209)    (142,820)     (925)     (3,920)     (1,675)       (85,047)
   Units transferred                  793,987     4,085,387    2,352,225    40,257      74,347      33,315      1,503,145
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
Increase (decrease) in units
   outstanding                        681,346     4,809,518    2,854,861    43,351     109,065      33,314      1,835,723
Beginning units                       221,901     2,737,040    2,334,998    15,406      78,177      44,392      1,412,237
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
Ending units                          903,247     7,546,558    5,189,859    58,757     187,242      77,706      3,247,960
                                  ===========  ============  ===========  ========  ==========    ========    ===========

                 See accompanying notes to financial statements.


                                       33



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                                                                              International
                                  Fundamental    Global      Global      Growth-       Growth     High-Yield   Diversified
                                     Growth       Bond      Equities     Income    Opportunities     Bond        Equities
                                   Portfolio   Portfolio    Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                   (Class 3)   (Class 3)    (Class 3)   (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                  ----------- -----------  ----------  ----------  ------------- -----------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (2,498) $   (36,442) $    3,324  $   (5,892)  $   (7,084)  $ 1,001,608  $   37,709
   Net realized gains (losses)           117       45,734      14,354        (983)      13,196       (12,173)     47,555
   Change in net unrealized
      appreciation (depreciation)
      of investments                  55,459      681,417    (120,382)   (391,871)     (13,283)   (1,307,668)    (30,346)
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
   Increase (decrease) in net
      assets from operations          53,078      690,709    (102,704)   (398,746)      (7,171)     (318,233)     54,918
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
From capital transactions:
      Net proceeds from units
         sold                        652,195    2,175,382     331,967   1,258,619      219,574     4,399,513   1,042,990
      Cost of units redeemed          (3,568)    (238,022)    (78,767)    (96,077)     (24,858)     (611,724)    (75,119)
      Net transfers                  648,818    7,400,533     229,458   4,019,333      462,046    16,793,930   2,331,605
      Contract maintenance charge        (28)        (518)       (153)       (271)         (88)       (1,153)       (317)
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                 1,297,417    9,337,375     482,505   5,181,604      656,674    20,580,566   3,299,159
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
Increase (decrease) in net assets  1,350,495   10,028,084     379,801   4,782,858      649,503    20,262,333   3,354,077
Net assets at beginning of period     85,279    2,590,965   1,298,904   1,102,657      520,946     6,950,276   2,272,248
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
Net assets at end of period       $1,435,774  $12,619,049  $1,678,705  $5,885,515   $1,170,449   $27,212,609  $5,626,325
                                  ==========  ===========  ==========  ==========   ==========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         84,157      144,548      27,651     112,631       35,088       293,813      97,198
   Units redeemed                       (470)     (15,873)     (6,975)     (9,186)      (3,965)      (41,490)     (7,128)
   Units transferred                  82,790      498,368      17,470     364,985       73,370     1,129,257     214,042
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
Increase (decrease) in units
   outstanding                       166,477      627,043      38,146     468,430      104,493     1,381,580     304,112
Beginning units                       11,279      191,065     112,385     101,291       87,358       450,753     215,249
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
Ending units                         177,756      818,108     150,531     569,721      191,851     1,832,333     519,361
                                  ==========  ===========  ==========  ==========   ==========   ===========  ==========

                 See accompanying notes to financial statements.


                                       34



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (Continued)

                                                                 MFS
                                  International   Marsico   Massachusetts                                          Small &
                                    Growth and    Focused     Investors     MFS Total     Mid-Cap       Real       Mid Cap
                                      Income      Growth        Trust        Return       Growth       Estate       Value
                                    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                                     (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                  ------------- ----------  ------------- ------------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $    75,327  $  (24,391)   $    274    $  1,171,967  $   (9,692) $    22,710  $   (51,211)
   Net realized gains (losses)       1,573,213     152,876       1,282       3,684,068      26,042      651,357      540,805
   Change in net unrealized
      appreciation (depreciation)
      of investments                (2,538,728)    (47,959)     (2,575)     (8,743,445)      4,015   (1,515,080)  (1,505,612)
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
   Increase (decrease) in net
      assets from operations          (890,188)     80,526      (1,019)     (3,887,410)     20,365     (841,013)  (1,016,018)
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                        4,520,250     241,490     188,854      14,571,746     310,369      922,215    1,388,283
      Cost of units redeemed          (453,525)   (117,416)     (1,314)     (3,617,797)    (57,198)    (219,628)    (390,376)
      Net transfers                 13,079,521     977,920     162,359      66,402,210     447,808    2,557,363    4,051,079
      Contract maintenance charge         (998)       (325)        (25)         (7,829)       (198)        (628)      (1,506)
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                  17,145,248   1,101,669     349,874      77,348,330     700,781    3,259,322    5,047,480
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
Increase (decrease) in net assets   16,255,060   1,182,195     348,855      73,460,920     721,146    2,418,309    4,031,462
Net assets at beginning of period    6,879,058   2,138,576     174,212      45,763,499     857,521    4,083,352   10,425,086
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
Net assets at end of period        $23,134,118  $3,320,771    $523,067    $119,224,419  $1,578,667  $ 6,501,661  $14,456,548
                                   ===========  ==========    ========    ============  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          284,727      22,232      16,237         885,477      32,051       26,438      128,653
   Units redeemed                      (29,010)    (10,283)       (114)       (223,893)     (6,038)      (6,603)     (36,944)
   Units transferred                   822,288      90,109      13,794       4,062,077      47,182       73,461      362,190
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
Increase (decrease) in units
   outstanding                       1,078,005     102,058      29,917       4,723,661      73,195       93,296      453,899
Beginning units                        423,527     203,598      15,110       2,743,739      90,634      102,154      908,556
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
Ending units                         1,501,532     305,656      45,027       7,467,400     163,829      195,450    1,362,455
                                   ===========  ==========    ========    ============  ==========  ===========  ===========

                 See accompanying notes to financial statements.


                                       35


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                     Small                            Worldwide
                                    Company                 Telecom     High                    Growth and    Strategic
                                     Value     Technology   Utility    Income      Comstock       Income       Growth
                                   Portfolio    Portfolio  Portfolio  Portfolio    Portfolio     Portfolio    Portfolio
                                   (Class 3)    (Class 3)  (Class 3)  (Class 3)   (Class II)    (Class II)   (Class II)
                                  -----------  ---------- ---------- ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (76,456)  $ (1,692)  $  1,887  $  117,232  $  3,522,122  $  2,277,273  $  (68,501)
   Net realized gains (losses)         63,777     (5,695)       742       1,750    18,197,226    11,756,073     362,602
   Change in net unrealized
      appreciation (depreciation)
      of investments               (1,183,090)   (25,894)    16,145     (69,091)  (67,136,697)  (39,533,503)    257,939
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
   Increase (decrease) in net
      assets from operations       (1,195,769)   (33,281)    18,774      49,891   (45,417,349)  (25,500,157)    552,040
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
From capital transactions:
      Net proceeds from units
         sold                       2,885,781    154,634    236,196     171,201    16,883,274    16,196,315     250,139
      Cost of units redeemed         (219,424)   (15,923)    (8,111)    (69,259)  (22,801,015)  (17,560,402)   (654,449)
      Net transfers                10,578,515    215,121    452,353   1,234,452    58,995,996    61,528,663     141,205
      Contract maintenance charge        (586)       (71)       (56)       (225)      (10,142)       (9,807)       (283)
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                 13,244,286    353,761    680,382   1,336,169    53,068,113    60,154,769    (263,388)
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
Increase (decrease) in net assets  12,048,517    320,480    699,156   1,386,060     7,650,764    34,654,612     288,652
Net assets at beginning of period   3,367,814     39,385     32,370   1,559,010   304,736,859   257,912,123   9,424,612
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
Net assets at end of period       $15,416,331   $359,865   $731,526  $2,945,070  $312,387,623  $292,566,735  $9,713,264
                                  ===========   ========   ========  ==========  ============  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         286,578     63,542     19,465      11,253     1,143,465       986,845      23,349
   Units redeemed                     (23,486)    (5,898)      (683)     (4,530)   (1,581,980)   (1,085,466)    (59,634)
   Units transferred                1,088,097     75,858     37,273      80,781     4,053,016     3,781,878      13,867
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
Increase (decrease) in units
   outstanding                      1,351,189    133,502     56,055      87,504     3,614,501     3,683,257     (22,418)
Beginning units                       314,883     16,146      2,799     102,373    19,886,050    15,346,236     900,337
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
Ending units                        1,666,072    149,648     58,854     189,877    23,500,551    19,029,493     877,919
                                  ===========   ========   ========  ==========  ============  ============  ==========

                 See accompanying notes to financial statements.


                                       36



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                     Growth
                                       and         Mid Cap        Asset
                                      Income        Value      Allocation      Global        Growth     Growth-Income
                                    Portfolio     Portfolio       Fund       Growth Fund      Fund           Fund
                                   (Class VC)    (Class VC)    (Class 2)      (Class 2)    (Class 2)      (Class 2)
                                  ------------  ------------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    933,989  $   (642,812) $  4,980,478  $  6,003,355  $   (238,177) $  3,818,596
   Net realized gains (losses)      18,584,777    22,204,164    14,150,712    19,159,028    27,925,336    23,626,900
   Change in net unrealized
      appreciation (depreciation)
      of investments               (35,158,441)  (49,405,398)  (32,007,368)  (19,468,597)  (28,334,779)  (58,177,051)
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations       (15,639,675)  (27,844,046)  (12,876,178)    5,693,786      (647,620)  (30,731,555)
                                  ------------  ------------  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                        8,834,702     7,621,514    25,538,640    25,817,815    20,613,104    37,206,255
      Cost of units redeemed       (15,647,800)  (11,231,761)  (25,306,032)  (20,404,459)  (21,419,812)  (36,786,328)
      Net transfers                 23,804,383    14,632,660    99,838,448    69,847,247    34,993,360    91,646,082
      Contract maintenance charge       (5,706)       (1,817)      (10,186)      (12,717)       (8,000)      (16,589)
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                  16,985,579    11,020,596   100,060,870    75,247,886    34,178,652    92,049,420
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets    1,345,904   (16,823,450)   87,184,692    80,941,672    33,531,032    61,317,865
Net assets at beginning of period  219,759,130   165,297,895   315,024,276   293,600,783   286,621,960   502,013,296
                                  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period       $221,105,034  $148,474,445  $402,208,968  $374,542,455  $320,152,992  $563,331,161
                                  ============  ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          610,530       472,965     1,463,392     1,050,271       903,844     1,896,410
   Units redeemed                   (1,090,339)     (717,493)   (1,465,102)     (833,138)     (945,300)   (1,894,003)
   Units transferred                 1,643,092       907,379     5,760,428     2,843,755     1,541,492     4,699,958
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                       1,163,283       662,851     5,758,718     3,060,888     1,500,036     4,702,365
Beginning units                     14,981,110     9,734,214    18,214,301    12,313,486    13,104,310    25,584,037
                                  ------------  ------------  ------------  ------------  ------------  ------------
Ending units                        16,144,393    10,397,065    23,973,019    15,374,374    14,604,346    30,286,402
                                  ============  ============  ============  ============  ============  ============

                 See accompanying notes to financial statements.


                                       37



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                  Franklin Templeton VIP
                                  Franklin Income     Founding Funds
                                  Securities Fund     Allocation Fun
                                   (Class 2) (1)       (Class 2) (1)
                                  --------------- ----------------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)      $    (300)         $    (503)
   Net realized gains (losses)              (5)                 5
   Change in net unrealized
      appreciation (depreciation)
      of investments                    15,236             18,643
                                     ---------          ---------
      Increase (decrease) in net
         assets from operations         14,931             18,145
                                     ---------          ---------
From capital transactions:
      Net proceeds from units
         sold                          347,845            253,730
      Cost of units redeemed              (142)            (1,335)
      Net transfers                    285,338            558,551
      Contract maintenance charge            0                  0
                                     ---------          ---------
   Increase (decrease) in net
      assets from capital
      transactions                     633,041            810,946
                                     ---------          ---------
Increase (decrease) in net assets      647,972            829,091
Net assets at beginning of period            0                  0
                                     ---------          ---------
Net assets at end of period          $ 647,972          $ 829,091
                                     =========          =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           35,235             26,209
   Units redeemed                          (14)              (137)
   Units transferred                    28,781             57,086
                                     ---------          ---------
Increase (decrease) in units
   outstanding                          64,002             83,158
Beginning units                              0                  0
                                     ---------          ---------
Ending units                            64,002             83,158
                                     =========          =========

(1)  For the period from February 4, 2008 (inception) to April 30, 2008

                 See accompanying notes to financial statements.


                                       38



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007

                                                              Government                                              Government
                                      Asset       Capital         and                       Asset        Capital         and
                                   Allocation  Appreciation  Quality Bond     Growth      Allocation   Appreciation  Quality Bond
                                    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                    (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ------------ ------------  ------------  -----------  ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)   $   364,044  $   (998,011) $  2,347,861  $  (263,333)  $    5,692    $  (149,450)  $    64,368
   Net realized gains (losses)        325,089       838,094        31,733    7,335,224        1,043         18,656           710
   Change in net unrealized
      appreciation (depreciation)
      of investments                1,121,330    12,531,390     2,300,344    2,890,404       80,533      3,445,320       393,095
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
   Increase (decrease) in net
      assets from operations        1,810,463    12,371,473     4,679,938    9,962,295       87,268      3,314,526       458,173
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
From capital transactions:
      Net proceeds from units
         sold                         635,945     2,372,499       748,259      881,779      449,925     14,735,479     7,520,287
      Cost of units redeemed       (3,018,210)  (11,426,267)  (10,444,656)    -7856562      (21,698)      (431,716)     (302,006)
                                                                           -----------
      Net transfers                 1,220,388    10,308,869     9,788,228    4,797,512      973,135     28,294,484    20,754,420
      Contract maintenance charge           0             0             0            0            0            (23)          (29)
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (1,161,877)    1,255,101        91,831   (2,177,271)   1,401,362     42,598,224    27,972,672
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
Increase (decrease) in net assets     648,586    13,626,574     4,771,769    7,785,024    1,488,630     45,912,750    28,430,845
Net assets at beginning of period  17,818,596   122,002,595    83,089,300   79,074,823            0              0             0
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
Net assets at end of period       $18,467,182  $135,629,169  $ 87,861,069  $86,859,847   $1,488,630    $45,912,750   $28,430,845
                                  ===========  ============  ============  ===========   ==========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          28,909       145,485        52,098       58,352       33,816      1,078,175       553,154
   Units redeemed                    (135,722)     (631,965)     (681,601)    (480,252)      (1,582)       (30,381)      (21,927)
   Units transferred                   73,177       822,574       730,738      430,993       71,202      2,037,458     1,512,815
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
Increase (decrease) in units
   outstanding                        (33,636)      336,094       101,235        9,093      103,436      3,085,252     2,044,042
Beginning units                       949,755     7,778,119     5,852,159    5,763,643            0              0             0
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
Ending units                          916,119     8,114,213     5,953,394    5,772,736      103,436      3,085,252     2,044,042
                                  ===========  ============  ============  ===========   ==========    ===========   ===========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       39



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                   Natural     Aggressive    Alliance                  Blue Chip    Capital
                                      Growth      Resources      Growth       Growth       Balanced     Growth      Growth
                                    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                  (Class 3) (1) (Class 3) (1)  (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                  ------------- ------------- -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $   (6,169)   $   (5,456)  $  (116,841) $   (530,108) $   561,777  $  (10,545) $  (11,821)
   Net realized gains (losses)         71,571        11,939      (469,888)   (5,584,431)  (1,334,157)     19,780      90,003
   Change in net unrealized
      appreciation (depreciation)
      of investments                  150,214       281,969     1,904,352     6,546,649    4,639,857     161,719     225,211
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from operations          215,616       288,452     1,317,623       432,110    3,867,477     170,954     303,393
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
From capital transactions:
      Net proceeds from units
         sold                         854,859       742,873       633,044       638,625      240,875     120,149      27,273
      Cost of units redeemed           (9,128)      (37,433)   (1,899,393)  (10,648,625)  (7,899,293)   (116,176)   (486,052)
      Net transfers                   864,564     1,527,336      (410,621)   (2,114,262)    (488,879)      7,489     420,349
      Contract maintenance charge           0             0             0             0            0           0           0
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                  1,710,295     2,232,776    (1,676,970)  (12,124,262)  (8,147,297)     11,462     (38,430)
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets   1,925,911     2,521,228      (359,347)  (11,692,152)  (4,279,820)    182,416     264,963
Net assets at beginning of period           0             0    11,882,825    59,181,349   39,283,815   1,696,323   1,909,317
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
Net assets at end of period        $1,925,911    $2,521,228   $11,523,478  $ 47,489,197  $35,003,995  $1,878,739  $2,174,280
                                   ==========    ==========   ===========  ============  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          72,724        75,609        54,580        29,674       15,609      19,283       3,616
   Units redeemed                        (727)       (3,681)     (118,937)     (458,209)    (506,335)    (19,618)    (58,956)
   Units transferred                   71,503       154,486       (28,800)      (94,974)     (29,939)      1,587      53,828
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
Increase (decrease) in units
   outstanding                        143,500       226,414       (93,157)     (523,509)    (520,665)      1,252      (1,512)
Beginning units                             0             0       779,379     2,713,134    2,737,772     288,625     248,835
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
Ending units                          143,500       226,414       686,222     2,189,625    2,217,107     289,877     247,323
                                   ==========    ==========   ===========  ============  ===========  ==========  ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       40



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                      Cash       Corporate   Davis Venture   "Dogs" of     Emerging      Equity       Equity
                                   Management       Bond         Value      Wall Street    Markets       Income       Index
                                    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                    (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                  ------------  -----------  -------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    327,012  $ 2,906,799  $     70,654   $    64,825  $   (22,190) $    91,214  $    80,346
   Net realized gains (losses)         260,992       79,875     2,182,206       283,395    3,627,160    1,274,659      198,855
   Change in net unrealized
      appreciation (depreciation)
      of investments                   222,631    3,248,796    16,549,321       449,010   (1,420,377)  (1,030,943)   2,867,605
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from operations           810,635    6,235,470    18,802,181       797,230    2,184,593      334,930    3,146,806
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                          453,162      840,736     2,010,234        45,125      212,692       31,845      253,946
      Cost of units redeemed       (12,971,985)  (7,046,015)  (13,485,396)   (1,173,887)  (1,633,765)    (974,075)  (6,846,990)
      Net transfers                 16,429,416   12,967,688    13,906,194       180,205     (387,199)  (4,891,895)    (501,906)
      Contract maintenance charge            0            0             0             0            0            0            0
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   3,910,593    6,762,409     2,431,032      (948,557)  (1,808,272)  (5,834,125)  (7,094,950)
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets    4,721,228   12,997,879    21,233,213      (151,327)     376,321   (5,499,195)  (3,948,144)
Net assets at beginning of period   19,153,946   75,119,224   127,172,101     5,417,029   15,776,403    5,499,195   29,704,711
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
Net assets at end of period       $ 23,875,174  $88,117,103  $148,405,314   $ 5,265,702  $16,152,724  $        --  $25,756,567
                                  ============  ===========  ============   ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           39,103       57,243       100,033         3,415       11,034        2,445       25,019
   Units redeemed                   (1,087,364)    (467,494)     (702,518)      (92,610)     (85,503)     (75,512)    (689,119)
   Units transferred                 1,390,916      904,766       746,434        12,866      (33,963)    (354,429)     (50,757)
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                         342,655      494,515       143,949       (76,329)    (108,432)    (427,496)    (714,857)
Beginning units                      1,566,098    5,268,308     7,926,993       449,685      814,147      427,496    3,059,876
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
Ending units                         1,908,753    5,762,823     8,070,942       373,356      705,715            0    2,345,019
                                  ============  ===========  ============   ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.


                                       41


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                     Equity      Fundamental   Global        Global       Growth-      Growth       High-Yield
                                  Opportunities    Growth       Bond       Equities        Income    Opportunities    Bond
                                    Portfolio     Portfolio   Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                    (Class 1)     (Class 1)   (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   153,624   $  (263,420) $   953,426  $   (25,969) $   (190,678) $    (9,020)  $ 1,291,255
   Net realized gains (losses)        722,442    (1,906,657)     228,698      (96,802)     (810,480)      11,917        77,889
   Change in net unrealized
      appreciation (depreciation)
      of investments                1,659,557     3,144,258     (830,874)   1,944,374     4,818,208      (15,841)      684,727
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
   Increase (decrease) in net
      assets from operations        2,535,623       974,181      351,250    1,821,603     3,817,050      (12,944)    2,053,871
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
From capital transactions:
      Net proceeds from units
         sold                         216,678       196,231      242,432      409,109       490,358       17,601       298,947
      Cost of units redeemed       (2,430,775)   (4,114,384)  (1,449,529)  (1,812,605)   (9,065,798)    (115,646)   (2,357,649)
      Net transfers                   263,356    (1,026,905)   2,063,514      835,787      (884,269)      92,198     3,500,531
      Contract maintenance charge           0            0            0            0             0            0             0
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
   Increase (decrease) in net
      assets from capital
         transactions              (1,950,741)   (4,945,058)     856,417     (567,709)   (9,459,709)      (5,847)    1,441,829
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
Increase (decrease) in net assets     584,882    (3,970,877)   1,207,667    1,253,894    (5,642,659)     (18,791)    3,495,700
Net assets at beginning of period  21,804,571    28,011,037   10,985,195   11,363,594    51,800,247    1,104,632    17,292,845
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
Net assets at end of period       $22,389,453   $24,040,160  $12,192,862  $12,617,488  $ 46,157,588  $ 1,085,841   $20,788,545
                                  ============= ============ ============ ============ ============= ============= ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                         15,288       13,877       17,081       25,511        23,418        3,177        17,149
     Units redeemed                   (165,504)    (285,833)     (91,462)    (101,162)     (353,532)     (20,997)     (143,399)
     Units transferred                  30,040     (109,785)     155,783       69,966        (6,212)      16,127       232,232
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
Increase (decrease) in units
   outstanding                        (120,176)    (381,741)      81,402       (5,685)     (336,326)      (1,693)      105,982
Beginning units                      1,671,136    2,549,419      737,348      703,263     2,508,957      183,198     1,158,420
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
Ending units                         1,550,960    2,167,678      818,750      697,578     2,172,631      181,505     1,264,402
                                  ============= ============ ============ ============ ============= ============= ===========

                 See accompanying notes to financial statements.


                                       42



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                  (Continued)

                                  International International       MFS            MFS
                                   Diversified    Growth and   Massachusetts      Total       Mid-Cap       Real     Small Company
                                    Equities       Income     Investors Trust    Return       Growth       Estate       Value
                                    Portfolio     Portfolio      Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                    (Class 1)     (Class 1)      (Class 1)      (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $   (55,639)  $    82,499     $   (11,013) $  2,522,493  $  (34,304) $    46,525  $ (120,847)
   Net realized gains (losses)         370,655     1,123,327          94,832     6,077,606    (118,777)   2,919,119   1,287,503
   Change in net unrealized
      appreciation (depreciation)
         of investments              1,001,698     3,700,360         670,736    11,236,772     236,677    1,407,196    (541,705)
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
   Increase (decrease) in net
      assets from operations         1,316,714     4,906,186         754,555    19,836,871      83,596    4,372,840     624,951
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
From capital transactions:
      Net proceeds from units
         sold                          238,744       751,145          65,480     1,622,975      61,081      687,786     390,400
      Cost of units redeemed        (1,245,398)   (2,418,854)       (643,305)  (10,797,557)   (297,422)  (2,503,910) (1,727,603)
      Net transfers                  1,410,678     5,951,935       (257,996)    16,831,589     (32,351)   2,864,769     190,326
      Contract maintenance charge            0             0               0             0           0            0           0
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
   Increase (decrease) in net
      assets from capital
         transactions                  404,024     4,284,226       (835,821)     7,657,007    (268,692)   1,048,645  (1,146,877)
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
Increase (decrease) in net assets    1,720,738     9,190,412        (81,266)    27,493,878    (185,096)   5,421,485    (521,926)
Net assets at beginning of period    8,378,646    24,427,654       6,711,198   150,133,917   4,286,330   16,598,621  10,450,373
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
Net assets at end of period        $10,099,384   $33,618,066     $ 6,629,932  $177,627,795  $4,101,234  $22,020,106  $9,928,447
                                  ============= ============= =============== ============= =========== ============ =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                         20,135        46,493           6,208       106,542       7,006       20,806      14,339
     Units redeemed                   (100,142)     (147,197)        (62,215)     (696,332)    (33,829)     (77,437)    (64,643)
     Units transferred                 142,959       407,372         (23,597)    1,129,976      (3,170)      84,188       6,750
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
Increase (decrease) in units
   outstanding                          62,952       306,668         (79,604)      540,186     (29,993)      27,557     (43,554)
Beginning units                        749,276     1,624,150         651,510    10,086,264     462,785      561,998     384,470
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
Ending units                           812,228     1,930,818         571,906    10,626,450     432,792      589,555     340,916
                                  ============= ============= =============== ============= =========== ============ =============

                See accompanying notes to financial statements.


                                       43



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                               Telecom    Worldwide   Aggressive     Alliance                   Blue Chip
                                  Technology   Utility   High Income     Growth       Growth       Balanced       Growth
                                   Portfolio  Portfolio   Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                  (Class 1)   (Class 1)   (Class 1)  (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $ (3,156)  $   73,657  $  445,291      $ (1,242) $   (41,308)      $  6,828      $ (1,202)
   Net realized gains (losses)      (3,112)    (113,393)    (15,468)        1,767          (41)         2,205        6,568
   Change in net unrealized
      appreciation (depreciation)
         of investments              7,517      854,947     224,857        36,460      685,894         47,574        18,308
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
   Increase (decrease) in net
      assets from operations         1,249      815,211     654,680        36,985      644,545         56,607        23,674
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
From capital transactions:
         Net proceeds from units
            sold                       249       33,958     200,950        53,907    3,019,915        446,564        66,019
         Cost of units redeemed    (30,528)    (677,717)   (735,080)       (6,257)    (136,603)        (3,693)         (281)
         Net transfers             (20,147)     332,959     525,078       237,305    9,563,056        239,179       114,647
         Contract maintenance
            charge                       0            0           0             0           (9)             0             0
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
   Increase (decrease) in net
      assets from capital
         transactions              (50,426)    (310,800)     (9,052)      284,955   12,446,359        682,050       180,385
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets  (49,177)     504,411     645,628       321,940   13,090,904        738,657       204,059
Net assets at beginning of period  409,580    3,055,430   6,610,256             0            0              0             0
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
Net assets at end of period       $ 360,403  $3,559,841  $7,255,884      $321,940  $13,090,904       $738,657      $204,059
                                  ========== =========== =========== ============= ============= ============= =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          113        2,497      13,455         5,178      376,713         48,082        11,719
   Units redeemed                  (13,328)     (47,428)    (44,824)         (574)     (16,629)          (378)          (47)
   Units transferred                (9,320)      26,503      35,342        22,596    1,180,103         25,048        19,860
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
Increase (decrease) in units
   outstanding                     (22,535)     (18,428)      3,973        27,200    1,540,187         72,752        31,532
Beginning units                    170,038      247,300     437,925             0            0              0             0
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
Ending units                       147,503      228,872     441,898        27,200    1,540,187         72,752        31,532
                                  ========== =========== =========== ============= ============= ============= =============

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       44


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                     Capital         Cash       Corporate   Davis Venture   "Dogs" of     Emerging        Equity
                                      Growth      Management      Bond          Value      Wall Street     Markets    Opportunities
                                    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                  (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)     $ (3,014)    $    5,865    $   271,457   $   (46,459)    $    331    $   (2,629)    $    424
   Net realized gains (losses)           911         10,916            539            (4)       1,169        74,080        2,413
   Change in net unrealized
      appreciation (depreciation)
      of investments                  77,035         33,313        769,239     2,728,887        9,230       175,443       31,000
                                    --------     ----------    -----------   -----------     --------    ----------     --------
   Increase (decrease) in net
      assets from operations          74,932         50,094      1,041,235     2,682,424       10,730       246,894       33,837
                                    --------     ----------    -----------   -----------     --------    ----------     --------
From capital transactions:
      Net proceeds from units
         sold                        631,484      2,420,021     10,297,668    11,325,659       64,369       343,180      182,810
      Cost of units redeemed          (2,544)      (263,992)      (766,707)     (278,150)        (959)       (8,396)     (11,709)
      Net transfers                  274,796        378,986     30,679,895    24,429,767      170,252     1,448,627      394,385
      Contract maintenance charge          0              0            (37)          (20)           0             0            0
                                    --------     ----------    -----------   -----------     --------    ----------     --------
   Increase (decrease) in net
      assets from capital
      transactions                   903,736      2,535,015     40,210,819    35,477,256      233,662     1,783,411      565,486
                                    --------     ----------    -----------   -----------     --------    ----------     --------
Increase (decrease) in net assets    978,668      2,585,109     41,252,054    38,159,680      244,392     2,030,305      599,323
Net assets at beginning of period          0              0              0             0            0             0            0
                                    --------     ----------    -----------   -----------     --------    ----------     --------
Net assets at end of period         $978,668     $2,585,109    $41,252,054   $38,159,680     $244,392    $2,030,305     $599,323
                                    ========     ==========    ===========   ===========     ========    ==========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         78,521        211,803        705,814       753,031        4,392        15,782       14,544
   Units redeemed                       (304)       (22,852)       (51,666)      (17,923)         (62)         (356)        (961)
   Units transferred                  33,437         32,950      2,082,892     1,599,890       11,076        62,751       30,809
                                    --------     ----------    -----------   -----------     --------    ----------     --------
Increase (decrease) in units
   outstanding                       111,654        221,901      2,737,040     2,334,998       15,406        78,177       44,392
Beginning units                            0              0              0             0            0             0            0
                                    --------     ----------    -----------   -----------     --------    ----------     --------
Ending units                         111,654        221,901      2,737,040     2,334,998       15,406        78,177       44,392
                                    ========     ==========    ===========   ===========     ========    ==========     ========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       45



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                     Foreign     Fundamental      Global        Global       Growth-       Growth       High-Yield
                                      Value         Growth         Bond        Equities       Income    Opportunities      Bond
                                    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                  (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    (15,554)    $  (332)    $   49,925    $   (1,799)   $   (1,798)    $ (2,072)    $   90,951
   Net realized gains (losses)          50,201       2,848         11,319         4,838         2,935          268            740
   Change in net unrealized
      appreciation (depreciation)
      of investments                 1,808,900       3,404        (14,059)      112,873        52,672       37,715        153,925
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
   Increase (decrease) in net
      assets from operations         1,843,547       5,920         47,185       115,912        53,809       35,911        245,616
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
From capital transactions:
      Net proceeds from units
         sold                        5,845,336      14,931        938,164       461,806       483,242       74,682      2,002,509
      Cost of units redeemed          (152,207)       (269)       (20,378)       (6,676)       (7,082)      (2,261)       (85,596)
      Net transfers                  9,690,414      64,697      1,625,994       727,862       572,688      412,614      4,787,747
      Contract maintenance charge           (2)          0              0             0             0            0              0
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
   Increase (decrease) in net
      assets from capital
      transactions                  15,383,541      79,359      2,543,780     1,182,992     1,048,848      485,035      6,704,660
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
Increase (decrease) in net assets   17,227,088      85,279      2,590,965     1,298,904     1,102,657      520,946      6,950,276
Net assets at beginning of period            0           0              0             0             0            0              0
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
Net assets at end of period       $ 17,227,088     $85,279     $2,590,965    $1,298,904    $1,102,657     $520,946     $6,950,276
                                  ============     =======     ==========    ==========    ==========     ========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          540,496       2,098         70,481        43,638        46,289       13,654        136,313
   Units redeemed                      (13,447)        (36)        (1,518)         (621)         (667)        (398)        (5,692)
   Units transferred                   885,188       9,217        122,102        69,368        55,669       74,102        320,132
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
Increase (decrease) in units
   outstanding                       1,412,237      11,279        191,065       112,385       101,291       87,358        450,753
Beginning units                              0           0              0             0             0            0              0
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
Ending units                         1,412,237      11,279        191,065       112,385       101,291       87,358        450,753
                                  ============     =======     ==========    ==========    ==========     ========     ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       46



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                                                 MFS
                                  International International    Marsico    Massachusetts      MFS
                                   Diversified    Growth and     Focused      Investors       Total        Mid-Cap         Real
                                     Equities       Income        Growth        Trust         Return       Growth         Estate
                                    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                  (Class 3) (1)   (Class 3)   (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $   (5,776)   $   (3,308)   $   (8,428)    $   (428)    $    92,438    $ (3,696)    $   (2,921)
   Net realized gains (losses)            144        23,090        48,627           17         364,007         119         87,294
   Change in net unrealized
      appreciation (depreciation)
      of investments                  237,212       630,362        62,315       11,405       2,088,734      76,012        147,725
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
   Increase (decrease) in net
      assets from operations          231,580       650,144       102,514       10,994       2,545,179      72,435        232,098
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
From capital transactions:
      Net proceeds from units
         sold                         743,020     2,122,882       891,002      123,512      11,363,305     290,536      1,017,013
      Cost of units redeemed           (7,204)      (27,316)      (40,888)         (40)       (486,095)     (5,038)       (21,943)
      Net transfers                 1,304,852     4,133,348     1,185,948       39,746      32,341,143     499,588      2,856,184
      Contract maintenance charge           0             0             0            0             (33)          0              0
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
   Increase (decrease) in net
      assets from capital
      transactions                  2,040,668     6,228,914     2,036,062      163,218      43,218,320     785,086      3,851,254
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
Increase (decrease) in net assets   2,272,248     6,879,058     2,138,576      174,212      45,763,499     857,521      4,083,352
Net assets at beginning of period           0             0             0            0               0           0              0
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
Net assets at end of period        $2,272,248    $6,879,058    $2,138,576     $174,212     $45,763,499    $857,521     $4,083,352
                                   ==========    ==========    ==========     ========     ===========    ========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          80,432       147,089        90,058       11,441         728,861      33,733         27,738
   Units redeemed                        (736)       (1,805)       (3,823)          (4)        (30,258)       (555)          (562)
   Units transferred                  135,553       278,243       117,363        3,673       2,045,136      57,456         74,978
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
Increase (decrease) in units
   outstanding                        215,249       423,527       203,598       15,110       2,743,739      90,634        102,154
Beginning units                             0             0             0            0               0           0              0
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
Ending units                          215,249       423,527       203,598       15,110       2,743,739      90,634        102,154
                                   ==========    ==========    ==========     ========     ===========    ========     ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       47


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                  Small
                                  Small & Mid    Company               Telecom   Worldwide
                                   Cap Value      Value    Technology  Utility  High Income                Strategic
                                   Portfolio    Portfolio   Portfolio Portfolio  Portfolio    Comstock      Growth
                                   (Class 3)    (Class 3)   (Class 3) (Class 3)  (Class 3)    Portfolio    Portfolio
                                      (1)          (1)         (1)       (2)        (1)      (Class II)   (Class II)
                                  -----------  ----------  ---------- --------- ----------- ------------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (32,374) $   (9,175)  $  (130)   $     6  $   17,484  $  1,018,627  $  (79,762)

   Net realized gains (losses)        165,574      45,373       222         (1)        186     8,802,075     206,778
   Change in net unrealized
      appreciation (depreciation)
      of investments                  948,837     136,414     1,426        173      46,183    26,501,979      (1,378)
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
   Increase (decrease) in net
      assets from operations        1,082,037     172,612     1,518        178      63,853    36,322,681     125,638
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
From capital transactions:
      Net proceeds from units
         sold                       2,633,857   1,010,629    20,774      9,331     536,608    19,752,998     352,687
      Cost of units redeemed          (77,980)     (9,200)     (535)         0      (8,284)  (15,318,223)   (592,732)
      Net transfers                 6,787,172   2,193,773    17,628     22,861     966,833    57,414,925     234,781
      Contract maintenance charge           0           0         0          0           0           (28)          0
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                  9,343,049   3,195,202    37,867     32,192   1,495,157    61,849,672      (5,264)
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
Increase (decrease) in net assets  10,425,086   3,367,814    39,385     32,370   1,559,010    98,172,353     120,374
Net assets at beginning of period           0           0         0          0           0   206,564,506   9,304,238
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
Net assets at end of period       $10,425,086  $3,367,814   $39,385    $32,370  $1,559,010  $304,736,859  $9,424,612
                                  ===========  ==========   =======    =======  ==========  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         259,557      99,271     8,657        806      36,897     1,398,460      35,534
   Units redeemed                      (7,262)       (894)     (224)         0        (562)   (1,087,917)    (60,516)
   Units transferred                  656,261     216,506     7,713      1,993      66,038     4,098,504      27,629
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
Increase (decrease) in units
   outstanding                        908,556     314,883    16,146      2,799     102,373     4,409,047       2,647
Beginning units                             0           0         0          0           0    15,477,003     897,690
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
Ending units                          908,556     314,883    16,146      2,799     102,373    19,886,050     900,337
                                  ===========  ==========   =======    =======  ==========  ============  ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

(2)  For the period from August 28, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       48



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                   Growth and    Growth and      Mid Cap        Asset        Global                      Growth-
                                     Income        Income         Value      Allocation      Growth        Growth        Income
                                    Portfolio     Portfolio     Portfolio       Fund          Fund          Fund          Fund
                                   (Class II)    (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  1,560,165  $    747,606  $   (524,992) $  3,398,976  $   (360,813) $   (174,668) $  2,756,365

   Net realized gains (losses)      10,008,380     7,286,098    12,010,189     4,253,373     1,506,970     3,516,596    10,846,870
   Change in net unrealized
      appreciation (depreciation)
      of investments                19,106,946    13,310,118    12,866,367    19,747,096    36,001,567    20,619,808    42,080,770
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations        30,675,491    21,343,822    24,351,564    27,399,445    37,147,724    23,961,736    55,684,005
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                       18,354,469    13,628,992     5,325,337    20,303,345    25,212,026    18,451,296    35,884,249
      Cost of units redeemed       (13,776,062)  (11,283,425)   (9,456,035)  (16,682,086)  (11,698,154)  (14,751,359)  (24,681,905)
      Net transfers                 60,348,773    37,931,320    14,107,913    63,724,851    72,198,401    46,706,938    91,684,359
      Contract maintenance charge          (27)           (6)            0           (31)          (33)          (16)          (39)
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                  64,927,153    40,276,881     9,977,215    67,346,079    85,712,240    50,406,859   102,886,664
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets   95,602,644    61,620,703    34,328,779    94,745,524   122,859,964    74,368,595   158,570,669
Net assets at beginning of period  162,309,479   158,138,427   130,969,116   220,278,752   170,740,819   212,253,365   343,442,627
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period       $257,912,123  $219,759,130  $165,297,895  $315,024,276  $293,600,783  $286,621,960  $502,013,296
                                  ============  ============  ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                        1,198,919       991,146       342,175     1,257,363     1,177,061       912,432     1,977,033
   Units redeemed                     (899,910)     (822,325)     (632,593)   (1,038,384)     (546,025)     (730,987)   (1,364,117)
   Units transferred                 3,964,579     2,791,110       970,850     3,958,935     3,399,211     2,340,459     5,097,017
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                       4,263,588     2,959,931       680,432     4,177,914     4,030,247     2,521,904     5,709,933
Beginning units                     11,082,648    12,021,179     9,053,782    14,036,387     8,283,239    10,582,406    19,874,104
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units                        15,346,236    14,981,110     9,734,214    18,214,301    12,313,486    13,104,310    25,584,037
                                  ============  ============  ============  ============  ============  ============  ============

                 See accompanying notes to financial statements.


                                       49


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of seventy-eight variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following:
     (1) the nine currently available Class 1 and Class 3 investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) the fifty-eight currently available Class 1 and Class 3 investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) the two currently available Class VC investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) the four currently available Class 2 investment portfolios of American Fund Insurance Series ("American Series"), (6) the two currently available Class 2 investment portfolios of Franklin Templeton Variable Insurance Products Trust ("Franklin Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Class II shares in the Van Kampen Trust, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are not subject to 12b-1 fees.

     The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund, the Franklin Trust and the American Series (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in


                                       50



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies.

     Participants may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     Prior to May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio, and the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective May 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning May 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.


                                       51



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the

     Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING STANDARDS: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Separate Account will adopt this guidance effective May 1, 2008. The Separate Account's adoption of this guidance is not expected to have a material effect on the Separate Account's financial position and results of operations.


                                       52



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus product and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as a redemption in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge for Polaris II A-Class Platinum is charged $35 per contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows:
     Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.


                                       53



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     MARKETLOCK AND MARKETLOCK FOR LIFE PLUS FEE: The optional MarketLock and MarketLock for Life Plus features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock is 0.50% of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The


                                       54



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2008 consist of the following:

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)               $  2,784,609     $ 3,190,169
Capital Appreciation Portfolio (Class 1)             19,064,159      19,724,642
Government and Quality Bond Portfolio (Class 1)      12,871,161      10,420,980
Growth Portfolio (Class 1)                           11,013,887      13,567,452
Asset Allocation Portfolio (Class 3)                  2,693,427         245,961
Capital Appreciation Portfolio (Class 3)             70,345,322       1,350,470
Government and Quality Bond Portfolio (Class 3)      26,122,468         570,004
Growth Portfolio (Class 3)                            2,485,479         204,159
Natural Resources Portfolio (Class 3)                 6,193,745         855,633

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)              $    679,691     $ 2,379,026
Alliance Growth Portfolio (Class 1)                     415,134      10,056,422
Balanced Portfolio (Class 1)                          1,390,148       6,311,118
Blue Chip Growth Portfolio (Class 1)                    289,928         554,711
Capital Growth Portfolio (Class 1)                      394,272         645,973


                                       55



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
Cash Management Portfolio (Class 1)                $ 42,624,355     $33,979,849
Corporate Bond Portfolio (Class 1)                   11,813,183       7,027,901
Davis Venture Value Portfolio (Class 1)               8,819,837      20,812,896
"Dogs" of Wall Street Portfolio (Class 1)               679,518       1,280,065
Emerging Markets Portfolio (Class 1)                  9,729,989       7,473,417
Equity Index Portfolio (Class 1)                        484,129       5,451,819
Equity Opportunities Portfolio (Class 1)              2,860,810       3,109,082
Fundamental Growth Portfolio (Class 1)                  296,993       4,512,141
Global Bond Portfolio (Class 1)                      10,048,202       3,303,347
Global Equities Portfolio (Class 1)                   1,600,183       3,232,926
Growth-Income Portfolio (Class 1)                     3,715,308       9,684,458
Growth Opportunities Portfolio (Class 1)                667,044         687,180
High-Yield Bond Portfolio (Class 1)                   3,439,254       4,496,545
International Diversified Equities Portfolio
   (Class 1)                                          2,661,542       2,295,555
International Growth & Income Portfolio
   (Class 1)                                          9,719,907       5,769,165
MFS Massachusetts Investors Trust Portfolio
   (Class 1)                                            175,202       1,075,934
MFS Total Return Portfolio (Class 1)                 16,438,665      14,603,270
Mid-Cap Growth Portfolio (Class 1)                      823,988         795,616
Real Estate Portfolio (Class 1)                       3,364,976       7,494,414
Small Company Value Portfolio (Class 1)                 236,701       2,718,815
Technology Portfolio (Class 1)                          427,273         310,374
Telecom Utility Portfolio (Class 1)                     989,474       1,105,136
Worldwide High Income Portfolio (Class 1)             1,569,670       1,390,395
Aggressive Growth Portfolio (Class 3)                   423,725         127,752
Alliance Growth Portfolio (Class 3)                   4,299,615         932,641
Balanced Portfolio (Class 3)                          1,227,897         373,111
Blue Chip Growth Portfolio (Class 3)                    619,156          84,733
Capital Growth Portfolio (Class 3)                    1,889,832          79,323
Cash Management Portfolio (Class 3)                  17,445,899       9,249,141
Corporate Bond Portfolio (Class 3)                   75,209,850         118,847
Davis Venture Value Portfolio (Class 3)              48,959,621         328,234
"Dogs" of Wall Street Portfolio (Class 3)               808,964         125,524
Emerging Markets Portfolio (Class 3)                  4,621,921         736,913
Equity Opportunities Portfolio (Class 3)                567,593          55,142
Foreign Value Portfolio (Class 3)                    24,125,758         561,587
Fundamental Growth Portfolio (Class 3)                1,296,405           1,486


                                       56



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
Global Bond Portfolio (Class 3)                    $  9,590,695     $   268,964
Global Equities Portfolio (Class 3)                     993,696         507,867
Growth-Income Portfolio (Class 3)                     5,778,833         603,121
Growth Opportunities Portfolio (Class 3)                777,024         127,434
High-Yield Bond Portfolio (Class 3)                  21,751,173         168,999
International Diversified Equities Portfolio
   (Class 3)                                          3,930,980         594,112
International Growth & Income Portfolio
   (Class 3)                                         19,576,614         688,925
Marsico Focused Growth Portfolio (Class 3)            1,436,783         214,995
MFS Massachusetts Investors Trust Portfolio
   (Class 3)                                            384,700          34,552
MFS Total Return Portfolio (Class 3)                 82,259,828          55,286
Mid-Cap Growth Portfolio (Class 3)                      925,749         234,660
Real Estate Portfolio (Class 3)                       5,056,642         933,442
Small & Mid Cap Value Portfolio (Class 3)             6,105,620         546,551
Small Company Value Portfolio (Class 3)              13,643,815         364,499
Technology Portfolio (Class 3)                          497,861         145,792
Telecom Utility Portfolio (Class 3)                     777,755          95,486
Worldwide High Income Portfolio (Class 3)             1,670,204         216,803

VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                      $102,377,907     $30,430,964
Growth and Income Portfolio (Class II)               93,219,169      21,682,887
Strategic Growth Portfolio (Class II)                 1,314,134       1,646,023

LORD ABBETT FUND:
Growth and Income Portfolio (Class VC)             $ 56,545,333     $22,760,374
Mid Cap Value Portfolio (Class VC)                   52,883,476      20,961,961

AMERICAN FUND INSURANCE SERIES:
Asset Allocation Fund (Class 2)                    $134,994,846     $19,050,222
Global Growth Fund (Class 2)                        118,170,293      24,484,680
Growth Fund (Class 2)                                85,876,879      31,662,898
Growth-Income Fund (Class 2)                        152,151,112      39,520,752


                                       57



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
FRANKLIN TRUST:
Franklin Income Securities Fund (Class 2)(1)       $    636,744     $     4,003
Franklin Templeton VIP Founding Funds
   Allocation Fund (Class 2)(1)                         813,210           2,767

(1)  For the period from February 4, 2008 (inception) to April 30, 2008

5.   SUBSEQUENT EVENTS

     Effective May 1, 2008, the Worldwide High Income Portfolio will be named Total Return Bond Portfolio and the Strategic Growth Portfolio will be named Capital Growth Portfolio.


                                       58


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2008, 2007, 2006, 2005 and 2004 follows:

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Asset Allocation Portfolio (Class 1)
   2008     869,404  15.39 to 26.90(4)  17,088,965  0.85% to 1.25%     2.88%        -0.32% to -0.30%(5)
   2007     916,119  15.44 to 26.98(4)  18,467,182  0.85% to 1.25%     3.16%        10.59% to 10.74%(5)
   2006     949,755  13.94 to 24.40(4)  17,818,596  0.85% to 1.25%     2.99%         9.93% to 10.37%(5)
   2005     971,032  11.78 to 22.20(4)  17,336,407  0.85% to 1.25%     2.73%          5.86% to 6.28%
   2004     999,662  11.08 to 20.97(4)  17,626,445  0.85% to 1.25%     3.34%        18.44% to 18.91%
Capital Appreciation Portfolio (Class 1)
   2008   7,277,987  16.25 to 50.97(4) 131,934,651  0.85% to 1.25%     0.34%          8.44% to 8.87%
   2007   8,114,213  14.92 to 47.00(4) 135,629,169  0.85% to 1.25%     0.14%          9.24% to 9.68%
   2006   7,778,119  13.61 to 43.03(4) 122,002,595  0.85% to 1.25%     0.27%        25.96% to 26.47%
   2005   6,202,015  10.76 to 34.16(4)  83,487,910  0.85% to 1.25%     0.00%          0.37% to 0.78%
   2004   4,540,534  10.68 to 34.03(4)  68,288,994  0.85% to 1.25%     0.00%        22.49% to 23.00%
Government and Quality Bond Portfolio (Class 1)
   2008   5,992,724  14.67 to 18.94(4)  92,173,031  0.85% to 1.25%     3.74%          4.76% to 5.18%
   2007   5,953,394  13.95 to 18.08(4)  87,861,069  0.85% to 1.25%     3.65%          5.23% to 5.65%
   2006   5,852,159  13.20 to 17.18(4)  83,089,300  0.85% to 1.25%     3.77%        -1.00% to -0.60%
   2005   5,005,538  13.28 to 17.35(4)  74,583,311  0.85% to 1.25%     4.64%          3.27% to 3.69%
   2004   4,538,622  12.81 to 16.80(4)  68,841,287  0.85% to 1.25%     4.04%         -0.18% to 0.22%
Growth Portfolio (Class 1)
   2008   4,982,926  13.21 to 36.50(4)  73,973,227  0.85% to 1.25%     0.73%        -2.18% to -1.79%
   2007   5,772,736  13.45 to 37.31(4)  86,859,847  0.85% to 1.25%     0.61%        11.97% to 12.41%
   2006   5,763,643  11.97 to 33.32(4)  79,074,823  0.85% to 1.25%     0.82%         17.64 to 18.11%
   2005   4,488,033  10.13 to 28.33(4)  56,478,498  0.85% to 1.25%     0.53%          5.42% to 5.85%
   2004   3,178,645   9.57 to 26.87(4)  43,263,936  0.85% to 1.25%     0.47%        24.05% to 24.56%
Asset Allocation Portfolio (Class 3)
   2008     265,948  14.11 to 14.37      3,820,926  0.85% to 1.10%     2.08%        -0.41% to -0.17%
   2007     103,436  14.17 to 14.39      1,488,630  0.85% to 1.10%     1.64%     10.61%(7) to 10.95%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Capital Appreciation Portfolio (Class 3)
   2008   6,845,459  15.86 to 16.17    110,634,862  0.85% to 1.10%     0.13%          8.33% to 8.60%
   2007   3,085,252  14.64 to 14.89     45,912,750  0.85% to 1.10%     0.00%       9.53%(7) to 9.82%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Government and Quality Bond Portfolio (Class 3)
   2008   3,775,931  14.34 to 14.60     55,105,056  0.85% to 1.10%     3.27%          4.66% to 4.92%
   2007   2,044,042  13.70 to 13.91     28,430,845  0.85% to 1.10%     1.30%       5.45%(7) to 5.71%(7)
   2006          --              --             --              --       --                      --
   2005          --              --             --              --       --                      --
   2004          --              --             --              --       --                      --


                                       59



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Growth Portfolio (Class 3)
   2008     296,113  12.92 to 13.15      3,893,356  0.85% to 1.10%     0.43%        -2.21% to -2.04%
   2007     143,500  13.21 to 13.42      1,925,911  0.85% to 1.10%     0.24%    12.29% (7) to 12.64%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Natural Resources Portfolio (Class 3)
   2008     617,073  14.60 to 14.67      9,051,703  0.85% to 1.10%     0.69%        31.40% to 31.74%
   2007     226,414  11.11 to 11.14      2,521,228  0.85% to 1.10%     0.18%    11.12% (7) to 11.36%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Aggressive Growth Portfolio (Class 1)
   2008     584,193   9.64 to 15.86(4)   7,886,613  0.85% to 1.25%     0.64%      -19.13% to -18.80%
   2007     686,222  11.87 to 19.61(4)  11,523,478  0.85% to 1.25%     0.10%        12.60% to 13.05%
   2006     779,379  10.50 to 17.41(4)  11,882,825  0.85% to 1.25%     0.00%        22.91% to 23.40%
   2005     904,750   8.51 to 14.17(4)  11,620,263  0.85% to 1.25%     0.00%         9.63% to 10.06%(5)
   2004     983,125   7.73 to 12.92(4)  11,702,361  0.85% to 1.25%     0.00%        22.07% to 22.56%
Alliance Growth Portfolio (Class 1)
   2008   1,797,555   8.51 to 34.96(4)  38,382,318  0.85% to 1.25%     0.05%        -0.58% to -0.18%
   2007   2,189,625   8.53 to 35.16(4)  47,489,197  0.85% to 1.25%     0.13%          2.03% to 2.44%
   2006   2,713,134   8.32 to 34.46(4)  59,181,349  0.85% to 1.25%     0.38%        27.10% to 27.61%
   2005   3,450,927   6.52 to 27.12(4)  60,549,487  0.85% to 1.25%     0.33%          1.04% to 1.45%(5)
   2004   4,391,660   6.43 to 26.84(4)  75,292,292  0.85% to 1.25%     0.25%        11.80% to 12.25%
Balanced Portfolio (Class 1)
   2008   1,878,292   9.78 to 16.71(4)  28,239,635  0.85% to 1.25%     2.96%        -4.27% to -3.88%
   2007   2,217,107  10.18 to 17.45(4)  35,003,995  0.85% to 1.25%     2.76%        11.47% to 11.92%
   2006   2,737,772   9.10 to 15.66(4)  39,283,815  0.85% to 1.25%     2.52%          6.73% to 7.15%
   2005   3,519,306   8.49 to 14.67(4)  48,101,607  0.85% to 1.25%     1.56%          3.02% to 3.44%(5)
   2004   4,282,718   8.21 to 14.24(4)  57,607,133  0.85% to 1.25%     2.24%         9.90% to 10.35%
Blue Chip Growth Portfolio (Class 1)
   2008     248,749    6.36 to 6.48      1,608,902  0.85% to 1.10%     0.35%        -0.44% to -0.19%
   2007     289,877    6.39 to 6.49      1,878,739  0.85% to 1.10%     0.25%         9.97% to 10.25%
   2006     288,625    5.81 to 5.88      1,696,323  0.85% to 1.10%     0.56%        10.92% to 11.20%
   2005     268,342    5.24 to 5.29      1,418,582  0.85% to 1.10%     0.16%        -1.71% to -1.46%
   2004     201,429    5.33 to 5.37      1,080,772  0.85% to 1.10%     0.16%        16.36% to 16.65%
Capital Growth Portfolio (Class 1)
   2008     217,046    8.81 to 8.96      1,943,884  0.85% to 1.10%     1.18%          1.64% to 1.89%
   2007     247,323    8.66 to 8.80      2,174,280  0.85% to 1.10%     0.31%        14.30% to 14.58%
   2006     248,835    7.58 to 7.68      1,909,317  0.85% to 1.10%     0.45%        16.75% to 17.04%
   2005     178,277    6.49 to 6.56      1,168,750  0.85% to 1.10%     0.00%          1.68% to 1.93%
   2004     127,558    6.39 to 6.44        820,456  0.85% to 1.10%     0.00%        22.42% to 22.73%


                                       60



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Cash Management Portfolio (Class 1)
   2008   2,585,728  11.98 to 14.16(4)  32,502,964  0.85% to 1.25%     3.25%          2.19% to 2.60%
   2007   1,908,753  11.68 to 13.86(4)  23,875,174  0.85% to 1.25%     2.55%          3.63% to 4.04%
   2006   1,566,098  11.23 to 13.37(4)  19,153,946  0.85% to 1.25%     0.86%          2.15% to 2.56%
   2005   1,660,970  10.94 to 13.09(4)  20,569,647  0.85% to 1.25%     0.77%          0.09% to 0.49%
   2004   1,634,270  10.89 to 13.08(4)  20,444,351  0.85% to 1.25%     2.09%        -0.69% to -0.29%
Corporate Bond Portfolio (Class 1)
   2008   5,908,285  15.65 to 19.34(4)  93,350,119  0.85% to 1.25%     3.89%          3.13% to 3.54%
   2007   5,762,823  15.12 to 18.75(4)  88,117,103  0.85% to 1.25%     4.34%          7.31% to 7.74%
   2006   5,268,308  14.03 to 17.48(4)  75,119,224  0.85% to 1.25%     4.39%          1.40% to 1.81%
   2005   3,499,746  13.78 to 17.23(4)  49,923,331  0.85% to 1.25%     4.75%          3.86% to 4.28%
   2004   1,994,520  13.21 to 16.59(4)  28,487,187  0.85% to 1.25%     5.35%          6.12% to 6.55%
Davis Venture Value Portfolio (Class 1)
   2008   7,123,996  15.81 to 40.10(4) 124,976,792  0.85% to 1.25%     0.92%        -3.92% to -3.54%
   2007   8,070,942  16.39 to 41.73(4) 148,405,314  0.85% to 1.25%     0.98%        13.90% to 14.35%
   2006   7,926,993  14.34 to 36.64(4) 127,172,101  0.85% to 1.25%     0.96%        16.03% to 16.50%
   2005   6,547,997  12.31 to 31.58(4)  94,709,800  0.85% to 1.25%     0.85%          8.59% to 9.02%(5)
   2004   5,513,260  11.29 to 29.08(4)  77,506,131  0.85% to 1.25%     0.77%        30.20% to 30.72%
"Dogs" of Wall Street Portfolio (Class 1)
   2008     303,915  12.75 to 14.89      3,993,931  0.85% to 1.25%     2.67%        -6.81% to -6.44%(5)
   2007     373,356  13.68 to 15.91      5,265,702  0.85% to 1.25%     2.40%        16.44% to 16.90%
   2006     449,685  11.75 to 13.61      5,417,029  0.85% to 1.25%     2.52%          5.77% to 6.19%
   2005     573,762  11.11 to 12.82      6,504,889  0.85% to 1.25%     2.44%          1.80% to 2.20%(5)
   2004     678,245  10.91 to 12.54      7,512,954  0.85% to 1.25%     2.52%        24.60% to 25.10%(5)
Emerging Markets Portfolio (Class 1)
   2008     687,305  25.64 to 31.53     19,068,073  0.85% to 1.25%     1.93%        20.50% to 20.98%
   2007     705,715  21.28 to 26.06     16,152,724  0.85% to 1.25%     0.95%        16.26% to 16.72%
   2006     814,147  18.30 to 22.33     15,776,403  0.85% to 1.25%     0.28%        63.38% to 64.03%
   2005     636,170  11.20 to 13.61      7,347,341  0.85% to 1.25%     1.01%        23.01% to 23.50%
   2004     767,783   9.11 to 11.02      7,158,565  0.85% to 1.25%     0.00%        49.25% to 49.84%
Equity Index Portfolio (Class 1)
   2008   1,882,083           10.29     19,373,157           1.25%     1.58%                  -6.28%
   2007   2,345,019           10.98     25,756,567           1.25%     1.56%                  13.14%
   2006   3,059,876            9.71     29,704,711           1.25%     1.60%                  13.47%
   2005   4,114,983            8.56     35,204,686           1.25%     1.10%                   4.45%
   2004   5,140,659            8.19     42,104,093           1.25%     1.01%                  20.56%
Equity Opportunities Portfolio (Class 1)
   2008   1,374,566  12.51 to 19.76(4)  18,231,057  0.85% to 1.25%     1.84%        -8.00% to -7.63%
   2007   1,550,960  13.55 to 21.47(4)  22,389,453  0.85% to 1.25%     1.63%        11.61% to 12.05%
   2006   1,671,136  12.09 to 19.24(4)  21,804,571  0.85% to 1.25%     1.55%        11.45% to 11.90%
   2005   1,522,266  10.81 to 17.26(4)  18,567,050  0.85% to 1.25%     1.42%          6.00% to 6.43%
   2004   1,306,284  10.15 to 16.29(4)  15,889,240  0.85% to 1.25%     1.43%        23.31% to 23.81%


                                       61



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Fundamental Growth Portfolio (Class 1)
   2008   1,859,610   8.11 to 21.14(4)  21,612,238  0.85% to 1.25%     0.00%          6.59% to 7.02%
   2007   2,167,678   7.58 to 19.83(4)  24,040,160  0.85% to 1.25%     0.02%          4.32% to 4.74%
   2006   2,549,419   7.24 to 19.01(4)  28,011,037  0.85% to 1.25%     0.61%        15.98% to 16.45%
   2005   2,873,774   6.22 to 16.39(4)  29,214,010  0.85% to 1.25%     0.13%        -2.23% to -1.84%(5)
   2004   2,575,127   6.33 to 16.77(4)  31,102,195  0.85% to 1.25%     0.25%        15.09% to 15.56%
Global Bond Portfolio (Class 1)
   2008   1,270,133  15.51 to 21.16(4)  20,864,229  0.85% to 1.25%     0.49%        13.57% to 14.03%
   2007     818,750  13.60 to 18.63(4)  12,192,862  0.85% to 1.25%     9.13%          2.82% to 3.23%(5)
   2006     737,348  13.18 to 18.12(4)  10,985,195  0.85% to 1.25%     3.23%          2.47% to 2.88%(5)
   2005     632,442  12.81 to 17.68(4)   9,740,574  0.85% to 1.25%     0.00%          4.17% to 4.59%
   2004     577,668  12.25 to 16.98(4)   9,081,423  0.85% to 1.25%     0.00%          0.75% to 1.16%
Global Equities Portfolio (Class 1)
   2008     620,943  11.21 to 25.18(4)  10,592,395  0.85% to 1.25%     1.24%        -3.66% to -3.27%
   2007     697,578  11.59 to 26.14(4)  12,617,488  0.85% to 1.25%     0.89%        16.51% to 16.98%
   2006     703,263   9.91 to 22.43(4)  11,363,594  0.85% to 1.25%     0.26%        34.21% to 34.75%
   2005     731,337   7.35 to 16.71(4)   9,402,833  0.85% to 1.25%     0.32%          5.56% to 5.98%(5)
   2004     919,029   6.94 to 15.83(4)  11,020,629  0.85% to 1.25%     0.25%        20.36% to 20.84%
Growth-Income Portfolio (Class 1)
   2008   1,960,560  10.39 to 32.22(4)  38,263,550  0.85% to 1.25%     0.98%        -5.23% to -4.85%(5)
   2007   2,172,631  10.92 to 34.00(4)  46,157,588  0.85% to 1.25%     0.75%          8.88% to 9.32%(5)
   2006   2,508,957   9.99 to 31.22(4)  51,800,247  0.85% to 1.25%     0.56%        16.84% to 17.30%
   2005   3,029,829   8.51 to 26.72(4)  56,491,767  0.85% to 1.25%     0.72%          1.56% to 1.97%
   2004   3,720,474   8.35 to 26.31(4)  68,815,280  0.85% to 1.25%     0.93%        19.14% to 19.62%
Growth Opportunities Portfolio (Class 1)
   2008     175,626    6.13 to 6.38      1,077,783  0.85% to 1.10%     0.00%          2.41% to 2.67%
   2007     181,505    5.97 to 6.23      1,085,841  0.85% to 1.10%     0.00%        -0.92% to -0.68%
   2006     183,198    6.01 to 6.28      1,104,632  0.85% to 1.10%     0.00%        36.75% to 37.11%
   2005      65,458    4.38 to 4.60        287,334  0.85% to 1.10%     0.00%        -0.83% to -0.59%
   2004      58,482    4.41 to 4.63        258,640  0.85% to 1.10%     0.00%        20.89% to 21.23%
High-Yield Bond Portfolio (Class 1)
   2008   1,122,869  15.36 to 21.25(4)  17,677,184  0.85% to 1.25%     7.63%        -3.84% to -3.68%(5)
   2007   1,264,402  15.95 to 22.09(4)  20,788,545  0.85% to 1.25%     7.63%        10.90% to 11.06%(5)
   2006   1,158,420  14.36 to 19.92(4)  17,292,845  0.85% to 1.25%     9.75%        15.09% to 15.55%(5)
   2005   1,106,694  12.02 to 17.31(4)  14,737,078  0.85% to 1.25%     8.64%        12.08% to 12.53%(5)
   2004     974,758  10.68 to 15.44(4)  12,031,008  0.85% to 1.25%     6.43%        18.15% to 18.62%
International Diversified Equities Portfolio (Class 1)
   2008     842,165  16.41 to 17.55(4)  10,620,895  0.85% to 1.25%     2.09%          2.47% to 2.73%(5)
   2007     812,228  16.02 to 17.08(4)  10,099,384  0.85% to 1.25%     0.41%        15.00% to 15.42%(5)
   2006     749,276  13.93 to 14.80(4)   8,378,646  0.85% to 1.25%     1.44%        33.28% to 33.81%(5)
   2005     649,657  10.45 to 11.07(4)   5,681,049  0.85% to 1.25%     2.04%      7.55%(7) to 10.90%(5)
   2004     661,289    6.16 to 9.42(4)   5,345,355  0.85% to 1.25%     4.03%        32.11% to 32.64%


                                       62



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
International Growth & Income Portfolio (Class 1)
   2008   1,900,582  15.49 to 19.60(4)  31,204,073  0.85% to 1.25%     1.67%        -5.30% to -4.92%
   2007   1,930,818  16.29 to 20.69(4)  33,618,066  0.85% to 1.25%     1.26%        17.01% to 17.48%
   2006   1,624,150  13.87 to 17.68(4)  24,427,654  0.85% to 1.25%     0.81%        34.94% to 35.48%
   2005   1,461,032  10.24 to 13.10(4)  16,531,318  0.85% to 1.25%     1.18%        12.29% to 12.74%(5)
   2004   1,368,132   9.08 to 11.67(4)  13,930,099  0.85% to 1.25%     1.31%        36.02% to 36.57%
MFS Massachusetts Investors Trust Portfolio (Class 1)
   2008     492,672  11.49 to 11.70      5,753,833  0.85% to 1.10%     1.18%          0.51% to 0.77%
   2007     571,906  11.43 to 11.61      6,629,932  0.85% to 1.10%     0.70%        12.29% to 12.57%
   2006     651,510  10.18 to 10.31      6,711,198  0.85% to 1.10%     0.76%        16.12% to 16.41%
   2005     734,202    8.77 to 8.86      6,498,005  0.85% to 1.10%     0.81%          8.60% to 8.88%
   2004     896,493    8.07 to 8.14      7,288,167  0.85% to 1.10%     0.80%        15.30% to 15.59%
MFS Total Return Portfolio (Class 1)
   2008  10,055,681  15.77 to 16.06    161,294,974  0.85% to 1.10%     2.66%        -4.27% to -4.03%
   2007  10,626,450  16.47 to 16.73    177,627,795  0.85% to 1.10%     2.38%        12.03% to 12.31%
   2006  10,086,264  14.70 to 14.90    150,133,917  0.85% to 1.10%     2.06%          7.31% to 7.57%
   2005   6,985,249  13.70 to 13.85     96,653,891  0.85% to 1.10%     0.18%          7.58% to 7.85%
   2004   4,381,942  12.74 to 12.84     56,227,175  0.85% to 1.10%     4.00%        13.47% to 13.75%
Mid-Cap Growth Portfolio (Class 1)
   2008     441,212    9.52 to 9.69      4,268,355  0.85% to 1.10%     0.24%          1.85% to 2.10%
   2007     432,792    9.34 to 9.49      4,101,234  0.85% to 1.10%     0.00%          2.10% to 2.35%
   2006     462,785    9.15 to 9.27      4,286,330  0.85% to 1.10%     0.00%        21.60% to 21.90%
   2005     464,234    7.53 to 7.60      3,527,481  0.85% to 1.10%     0.00%        -3.17% to -2.93%
   2004     476,821    7.77 to 7.83      3,733,305  0.85% to 1.10%     0.00%        32.81% to 33.15%
Real Estate Portfolio (Class 1)
   2008     382,374  27.98 to 33.46     11,983,610  0.85% to 1.25%     1.55%      -16.91% to -16.58%
   2007     589,555  33.68 to 40.11     22,020,106  0.85% to 1.25%     1.24%        25.16% to 25.66%
   2006     561,998  26.91 to 31.92     16,598,621  0.85% to 1.25%     1.81%        29.08% to 29.59%
   2005     491,780  20.85 to 24.63     10,901,751  0.85% to 1.25%     2.52%        31.30% to 31.83%(5)
   2004     455,290  15.88 to 18.68      7,548,327  0.85% to 1.25%     2.34%        25.05% to 25.56%(5)
Small Company Value Portfolio (Class 1)
   2008     247,131  17.95 to 25.18      6,218,989  0.85% to 1.25%     0.00%      -13.59% to -13.23%
   2007     340,916  20.69 to 29.13      9,928,447  0.85% to 1.25%     0.01%          7.15% to 7.58%
   2006     384,470  19.23 to 27.19     10,450,373  0.85% to 1.25%     6.09%        32.88% to 33.41%
   2005     456,861  14.41 to 20.46      9,345,792  0.85% to 1.25%     0.00%        15.28% to 15.74%
   2004     495,118  12.45 to 17.75      8,786,020  0.85% to 1.25%     0.00%        34.71% to 35.25%
Technology Portfolio (Class 1)
   2008     177,656    2.38 to 2.42        429,037  0.85% to 1.10%     0.00%        -1.43% to -1.18%
   2007     147,503    2.41 to 2.45        360,403  0.85% to 1.10%     0.00%          1.20% to 1.45%
   2006     170,038    2.38 to 2.41        409,580  0.85% to 1.10%     0.00%        16.64% to 16.93%
   2005     140,711    2.04 to 2.06        289,994  0.85% to 1.10%     0.00%        -5.35% to -5.11%
   2004     121,974    2.16 to 2.17        264,982  0.85% to 1.10%     0.00%        19.47% to 19.77%


                                       63



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Telecom Utility Portfolio (Class 1)
   2008     222,071  13.32 to 17.97(4)   3,621,268  0.85% to 1.25%     3.04%          7.31% to 7.53%(5)
   2007     228,872  12.39 to 16.75(4)   3,559,841  0.85% to 1.25%     3.49%        29.03% to 29.65%
   2006     247,300   9.56 to 12.98(4)   3,055,430  0.85% to 1.25%     4.30%        10.50% to 11.25%
   2005     320,859   8.08 to 11.75(4)   3,606,091  0.85% to 1.25%     4.90%        15.64% to 16.47%(5)
   2004     375,895   7.37 to 10.16(4)   3,674,204  0.85% to 1.25%     6.05%        14.63% to 15.08%(5)
Worldwide High Income Portfolio (Class 1)
   2008     431,252  15.60 to 22.97(4)   7,169,673  0.85% to 1.25%     6.45%          1.70% to 2.11%
   2007     441,898  15.28 to 22.59(4)   7,255,884  0.85% to 1.25%     7.41%          9.53% to 9.97%
   2006     437,925  13.89 to 20.62(4)   6,610,256  0.85% to 1.25%     7.77%        10.07% to 10.51%
   2005     353,167  12.57 to 18.74(4)   5,019,174  0.85% to 1.25%     6.07%          8.28% to 8.72%
   2004     260,053  11.56 to 17.30(4)   3,688,752  0.85% to 1.25%     7.56%         9.98% to 10.43%
Aggressive Growth Portfolio (Class 3)
   2008      54,796    9.45 to 9.59        525,484  0.85% to 1.10%     0.38%      -19.04% to -18.99%
   2007      27,200  11.67 to 11.84        321,940  0.85% to 1.10%     0.00%     13.05%(7) to 13.31%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Alliance Growth Portfolio (Class 3)
   2008   1,941,059    8.31 to 8.47     16,426,222  0.85% to 1.10%     0.00%        -0.68% to -0.43%
   2007   1,540,187    8.37 to 8.50     13,090,904  0.85% to 1.10%     0.00%       2.62%(7) to 2.89%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Balanced Portfolio (Class 3)
   2008     157,604    9.51 to 9.74      1,535,078  0.85% to 1.10%     2.44%        -4.61% to -4.07%
   2007      72,752   9.97 to 10.15        738,657  0.85% to 1.10%     2.46%     11.39%(7) to 11.95%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Blue Chip Growth Portfolio (Class 3)
   2008     114,836    6.31 to 6.44        739,922  0.85% to 1.10%     0.09%        -0.82% to -0.44%
   2007      31,532    6.36 to 6.47        204,059  0.85% to 1.10%     0.01%      9.90%(7) to 10.38%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Capital Growth Portfolio (Class 3)
   2008     315,718    8.75 to 8.92      2,814,010  0.85% to 1.10%     0.80%          1.39% to 1.65%
   2007     111,654    8.63 to 8.77        978,668  0.85% to 1.10%     0.07%     14.37%(7) to 14.75%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --


                                       64


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Cash Management Portfolio (Class 3)
   2008     903,247   11.66 to 11.92   10,769,286  0.85% to 1.10%     2.74%          1.90% to 2.34%
   2007     221,901   11.45 to 11.65    2,585,109  0.85% to 1.10%     1.18%       3.06%(7) to 3.78%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Corporate Bond Portfolio (Class 3)
   2008   7,546,558   15.29 to 15.57  117,474,094  0.85% to 1.10%     3.28%          3.02% to 3.28%
   2007   2,737,040   14.84 to 15.08   41,252,054  0.85% to 1.10%     2.33%       7.41%(7) to 7.69%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Davis Venture Value Portfolio (Class 3)
   2008   5,189,859   15.44 to 15.73   81,616,529  0.85% to 1.10%     0.65%        -4.02% to -3.78%
   2007   2,334,998   16.09 to 16.35   38,159,680  0.85% to 1.10%     0.47%     14.21%(7) to 14.51%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
"Dogs" of Wall Street Portfolio (Class 3)
   2008      58,757   14.55 to 14.81      869,654  0.85% to 1.10%     1.87%        -6.91% to -6.68%
   2007      15,406   15.63 to 15.87      244,392  0.85% to 1.10%     1.08%     16.65%(7) to 17.21%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Emerging Markets Portfolio (Class 3)
   2008     187,242   30.86 to 31.36    5,869,661  0.85% to 1.10%     1.52%        20.38% to 20.68%
   2007      78,177   25.63 to 25.99    2,030,305  0.85% to 1.10%     0.43%     15.89%(7) to 16.18%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Equity Opportunities Portfolio (Class 3)
   2008      77,706   12.23 to 12.45      966,485  0.85% to 1.10%     1.48%        -8.09% to -7.86%
   2007      44,392   13.31 to 13.51      599,323  0.85% to 1.10%     0.91%     11.80%(7) to 12.09%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Foreign Value Portfolio (Class 3)
   2008   3,247,960   11.87 to 11.93   38,732,779  0.85% to 1.10%     1.64%        -2.48% to -2.24%
   2007   1,412,237   12.17 to 12.20   17,227,088  0.85% to 1.10%     0.51%     21.70%(7) to 21.99%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --


                                       65



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Fundamental Growth Portfolio (Class 3)
   2008     177,756     7.89 to 8.08    1,435,774  0.85% to 1.10%     0.00%          6.18% to 6.83%
   2007      11,279     7.43 to 7.56       85,279  0.85% to 1.10%     0.00%       4.81%(7) to 5.26%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Global Bond Portfolio (Class 3)
   2008     818,108   15.16 to 15.43   12,619,049  0.85% to 1.10%     0.24%        13.46% to 13.74%
   2007     191,065   13.36 to 13.57    2,590,965  0.85% to 1.10%     5.37%       2.58%(7) to 2.83%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Global Equities Portfolio (Class 3)
   2008     150,531   10.95 to 11.15    1,678,705  0.85% to 1.10%     1.03%        -3.74% to -3.51%
   2007     112,385   11.38 to 11.56    1,298,904  0.85% to 1.10%     0.40%     16.27%(7) to 16.66%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Growth-Income Portfolio (Class 3)
   2008     569,721   10.10 to 10.33    5,885,515  0.85% to 1.10%     0.66%        -5.37% to -5.08%
   2007     101,291   10.67 to 10.89    1,102,657  0.85% to 1.10%     0.21%       8.52%(7) to 9.30%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Growth Opportunities Portfolio (Class 3)
   2008     191,851     6.10 to 6.34    1,170,449  0.85% to 1.10%     0.00%          2.16% to 2.42%
   2007      87,358     5.95 to 6.21      520,946  0.85% to 1.10%     0.00%     -0.96%(7) to -0.64%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
High-Yield Bond Portfolio (Class 3)
   2008   1,832,333   14.61 to 14.86   27,212,609  0.85% to 1.10%     6.49%        -3.93% to -3.69%
   2007     450,753   15.20 to 15.42    6,950,276  0.85% to 1.10%     4.12%     10.71%(7) to 10.99%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
International Diversified Equities Portfolio (Class 3)
   2008     519,361   10.65 to 10.84    5,626,325  0.85% to 1.10%     1.75%          2.37% to 2.62%
   2007     215,249   10.40 to 10.56    2,272,248  0.85% to 1.10%     0.16%     14.62%(7) to 14.92%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --


                                       66



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
International Growth & Income Portfolio (Class 3)
   2008   1,501,532   15.14 to 15.41   23,134,118  0.85% to 1.10%     1.28%        -5.39% to -5.16%
   2007     423,527   16.01 to 16.25    6,879,058  0.85% to 1.10%     0.63%     16.72%(7) to 17.01%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Marsico Focused Growth Portfolio (Class 3)
   2008     305,656   10.81 to 10.87    3,320,771  0.85% to 1.10%     0.00%          3.19% to 3.44%
   2007     203,598   10.48 to 10.51    2,138,576  0.85% to 1.10%     0.00%       4.80%(7) to 5.06%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
MFS Massachusetts Investors Trust Portfolio (Class 3)
   2008      45,027   11.29 to 11.63      523,067  0.85% to 1.10%     0.90%          0.24% to 0.51%
   2007      15,110   11.26 to 11.57      174,212  0.85% to 1.10%     0.21%     12.58%(7) to 12.91%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
MFS Total Return Portfolio (Class 3)
   2008   7,467,400   15.68 to 15.97  119,224,419  0.85% to 1.10%     2.18%        -4.52% to -4.28%
   2007   2,743,739   16.43 to 16.69   45,763,499  0.85% to 1.10%     1.25%     12.13%(7) to 12.42%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Mid-Cap Growth Portfolio (Class 3)
   2008     163,829     9.47 to 9.64    1,578,667  0.85% to 1.10%     0.03%          1.59% to 1.85%
   2007      90,634     9.32 to 9.46      857,521  0.85% to 1.10%     0.00%       2.69%(7) to 2.94%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Real Estate Portfolio (Class 3)
   2008     195,450   32.68 to 33.27    6,501,661  0.85% to 1.10%     1.26%      -17.00% to -16.79%
   2007     102,154   39.37 to 39.99    4,083,352  0.85% to 1.10%     0.58%     26.23%(7) to 26.59%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Small & Mid Cap Value Portfolio (Class 3)
   2008   1,362,455   10.56 to 10.61   14,456,548  0.85% to 1.10%     0.44%        -7.76% to -7.52%
   2007     908,556   11.44 to 11.47   10,425,086  0.85% to 1.10%     0.05%     14.45%(7) to 14.75%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --


                                       67



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Small Company Value Portfolio (Class 3)
   2008   1,666,072     9.21 to 9.25   15,416,331  0.85% to 1.10%     0.00%      -13.70% to -13.48%
   2007     314,883   10.67 to 10.70    3,367,814  0.85% to 1.10%     0.00%       6.69%(7) to 6.96%(7)
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --
Technology Portfolio (Class 3)
   2008     149,648     2.36 to 2.40      359,865  0.85% to 1.10%     0.00%        -1.83% to -1.43%
   2007      16,146     2.40 to 2.44       39,385  0.85% to 1.10%     0.00%       1.36%(7) to 1.72%(7)
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --
Telecom Utility Portfolio (Class 3)
   2008      58,854   12.23 to 12.44      731,526  0.85% to 1.10%     1.42%          7.16% to 7.50%
   2007       2,799   11.41 to 11.57       32,370  0.85% to 1.10%     0.48%     21.19%(8) to 21.26%(8)
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --
Worldwide High Income Portfolio (Class 3)
   2008     189,877   15.25 to 15.52    2,945,070  0.85% to 1.10%     5.88%          1.60% to 1.85%
   2007     102,373   15.01 to 15.23    1,559,010  0.85% to 1.10%     3.60%    9.42%(7) to 9.69%(7)
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --
Comstock Portfolio (Class II)
   2008  23,500,551   13.09 to 13.30  312,387,623  0.85% to 1.10%     1.97%      -13.48% to -13.26%
   2007  19,886,050   15.13 to 15.34  304,736,859  0.85% to 1.10%     1.25%        14.53% to 14.82%(5)
   2006  15,477,003   13.21 to 13.36  206,564,506  0.85% to 1.10%     1.49%        11.07% to 11.35%
   2005  10,329,777   11.89 to 12.00  123,820,013  0.85% to 1.10%     1.21%        10.80% to 11.08%
   2004   4,972,603   10.73 to 10.80   53,666,882  0.85% to 1.10%     1.13%        28.12% to 28.44%
Growth and Income Portfolio (Class II)
   2008  19,029,493   15.12 to 15.39  292,566,735  0.85% to 1.10%     1.67%        -8.76% to -8.53%
   2007  15,346,236   16.57 to 16.82  257,912,123  0.85% to 1.10%     1.60%        14.46% to 14.75%(5)
   2006  11,082,648   14.47 to 14.66  162,309,479  0.85% to 1.10%     1.16%        15.84% to 16.13%
   2005   7,005,529   12.49 to 12.62   88,359,318  0.85% to 1.10%     1.12%        11.56% to 11.84%
   2004   3,280,374   11.20 to 11.29   36,998,962  0.85% to 1.10%     1.11%        24.39% to 24.70%
Strategic Growth Portfolio (Class II)
   2008     877,919   10.94 to 11.08    9,713,264  0.85% to 1.10%     0.16%          5.44% to 5.71%
   2007     900,337   10.37 to 10.48    9,424,612  0.85% to 1.10%     0.00%          0.76% to 1.01%(5)
   2006     897,690   10.29 to 10.37    9,304,238  0.85% to 1.10%     0.00%        20.26% to 20.56%
   2005     820,359     8.56 to 8.60    7,054,221  0.85% to 1.10%     0.01%          0.80% to 1.05%
   2004     644,101     8.49 to 8.51    5,481,963  0.85% to 1.10%     0.00%        15.82% to 16.11%


                                       68



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Growth and Income Portfolio (Class VC)
   2008  16,144,393   13.50 to 13.71  221,105,034  0.85% to 1.10%     1.28%        -6.87% to -6.63%
   2007  14,981,110   14.50 to 14.68  219,759,130  0.85% to 1.10%     1.25%        11.24% to 11.52%(5)
   2006  12,021,179   13.03 to 13.16  158,138,427  0.85% to 1.10%     0.99%        15.44% to 15.73%
   2005   8,950,812   11.29 to 11.37  101,751,623  0.85% to 1.10%     0.90%          6.50% to 6.76%
   2004   4,562,992   10.60 to 10.65   48,589,564  0.85% to 1.10%     0.65%        24.13% to 24.44%
Mid Cap Value Portfolio (Class VC)
   2008  10,397,065   14.08 to 14.29  148,474,445  0.85% to 1.10%     0.46%      -16.11% to -15.90%
   2007   9,734,214   16.78 to 16.99  165,297,895  0.85% to 1.10%     0.49%        17.11% to 17.40%(5)
   2006   9,053,782   14.33 to 14.48  130,969,116  0.85% to 1.10%     0.45%        17.07% to 17.36%
   2005   5,757,573   12.24 to 12.33   70,971,529  0.85% to 1.10%     0.31%        10.71% to 10.99%
   2004   2,598,873   11.06 to 11.11   28,866,718  0.85% to 1.10%     0.50%        32.32% to 32.65%
Asset Allocation Fund (Class 2)
   2008  23,973,019   16.57 to 16.79  402,208,968  0.85% to 1.10%     2.19%        -3.24% to -3.00%
   2007  18,214,301   17.12 to 17.31  315,024,276  0.85% to 1.10%     2.14%         9.94% to 10.21%(5)
   2006  14,036,387   15.57 to 15.70  220,278,752  0.85% to 1.10%     2.12%        18.81% to 19.11%
   2005  10,281,648   13.11 to 13.18  135,479,401  0.85% to 1.10%     1.95%          5.72% to 5.99%
   2004   4,799,401   12.40 to 12.44   59,677,489  0.85% to 1.10%     2.07%        15.28% to 15.56%
Global Growth Fund (Class 2)
   2008  15,374,374   24.05 to 24.37  374,542,455  0.85% to 1.10%     2.58%          1.92% to 2.17%
   2007  12,313,486   23.60 to 23.86  293,600,783  0.85% to 1.10%     0.68%        15.39% to 15.68%(5)
   2006   8,283,239   20.45 to 20.62  170,740,819  0.85% to 1.10%     0.50%        29.43% to 29.75%
   2005   4,950,458   15.80 to 15.89   78,648,361  0.85% to 1.10%     0.26%          6.89% to 7.16%
   2004   1,806,379   14.78 to 14.83   26,782,854  0.85% to 1.10%     0.11%        31.24% to 31.56%
Growth Fund (Class 2)
   2008  14,604,346   21.64 to 21.94  320,152,992  0.85% to 1.10%     0.78%         -0.02% to 0.23%
   2007  13,104,310   21.65 to 21.89  286,621,960  0.85% to 1.10%     0.78%          8.79% to 9.06%(5)
   2006  10,582,406   19.90 to 20.07  212,253,365  0.85% to 1.10%     0.63%        26.41% to 26.72%
   2005   7,551,610   15.74 to 15.84  119,536,271  0.85% to 1.10%     0.17%          5.31% to 5.57%
   2004   3,515,459   14.95 to 15.00   52,716,825  0.85% to 1.10%     0.10%        27.20% to 27.51%
Growth-Income Fund (Class 2)
   2008  30,286,402   18.35 to 18.61  563,331,161  0.85% to 1.10%     1.55%        -5.45% to -5.21%
   2007  25,584,037   19.40 to 19.64  502,013,296  0.85% to 1.10%     1.51%        13.27% to 13.55%(5)
   2006  19,874,104   17.13 to 17.29  343,442,627  0.85% to 1.10%     1.28%        15.53% to 15.81%
   2005  14,472,601   14.83 to 14.93  215,972,523  0.85% to 1.10%     0.88%          3.51% to 3.77%
   2004   6,825,246   14.32 to 14.39   98,164,575  0.85% to 1.10%     0.87%        26.01% to 26.33%
Franklin Income Securities Fund (Class 2)
   2008      64,002            10.12      647,972  0.85% to 1.10%     0.00%       1.22%(9) to 1.24%(9)
   2007          --               --           --              --        --                     --
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --


                                       69



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
   2008      83,158             9.97      829,091  0.85% to 1.10%     0.00%     -0.31%(9) to -0.30%(9)
   2007          --               --           --              --       --                      --
   2006          --               --           --              --       --                      --
   2005          --               --           --              --       --                      --
   2004          --               --           --              --       --                      --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6)  For the period from October 4, 2004 (inception) to April 30, 2005.

(7)  For the period from May 1, 2006 (inception) to April 30, 2007.

(8)  For the period from August 28, 2006 (inception) to April 30, 2007.

(9)  For the period from February 4, 2008 (inception) to April 30, 2008.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements of Variable Annuity Account Seven are included herein:

     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of April 30, 2008



     -   Schedule of Portfolio Investments as of April 30, 2008



     - Statement of Operations for the year ended April 30, 2008, except as indicated



     - Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007, except as indicated


     -   Notes to Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, File Nos. 333-137882 and 811-09003, filed on April 29, 2008, Accession No. 0000950134-08-007757:

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2007 and 2006

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005

     - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005

     -   Notes to Consolidated Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account........................  2
(2)   Custody Agreements...............................................  Not Applicable
(3)   (a)  Form of Distribution Contract...............................  1
      (b)  Form of Selling Agreement...................................  1
(4)   Variable Annuity Contract
      (a)  Annuity Contract............................................  9
      (b)  Return of Purchase Payment Death Benefit Endorsement........  9
      (c)  Purchase Payment Accumulation Death Benefit Endorsement.....  9
      (d)  Maximum Anniversary Value Death Benefit Endorsement.........  9
      (e)  Rights of Accumulation Endorsement..........................  9
      (f)  Letter of Intent Endorsement................................  9
      (g)  Guaranteed Minimum Withdrawal Benefit Endorsement...........  9
      (h)  Optional Enhanced Death Benefit Endorsement (EstatePlus)....  10
      (i)  Guaranteed Minimum Withdrawal Benefit Endorsement (GMWB with
           Bonus)......................................................  12
      (j)  Form of Optional Minimum Withdrawal Benefit Endorsement
           (GMWB with Bonus and GMBB)..................................  13
      (k)  Optional Guaranteed Living Benefit Endorsement..............  14
(5)   Application for Contract.........................................  1
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor
           dated December 19, 2001.....................................  5
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation Dated September 30, 2002...................  7
      (c)  Amended and Restated By-Laws of Depositor dated December 19,
           2001........................................................  5
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts...............................................  1
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  1
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  1
      (c)  Form of American Funds Form of Fund Participation
           Agreement...................................................  3
      (d)  Form of Lord Abbett Form of Fund Participation Agreement....  6
      (e)  Form of Van Kampen Form of Fund Participation Agreement.....  4
      (f)  Form of Franklin Templeton Variable Insurance Products Trust
           Fund Participation Agreement................................  14

(9)   (a)  Opinion of Counsel and Consent of Depositor.................  11
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  Not Applicable
(12)  Initial Capitalization Agreement.................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........  14
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance Company
           Directors...................................................  14
      (c)  Support Agreement of American International Group, Inc......  8


---------------

 1 Incorporated by reference to Initial Registration Statement, File Nos.
   333-25473 and 811-03859, filed on April 18, 1997, Accession No.
   0000950148-97-000989.

 2 Incorporated by reference to Initial Registration Statement, File Nos.
   333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.

 3 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession No. 0000950148-99-002190.

 4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

 5 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
   No. 15, File Nos. 333-65965 and 811-09003, filed on April 9, 2002, Accession No. 0000950148-02-000961.

 6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

 7 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
   No. 17, File Nos. 333-88642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.

 8 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 22, File Nos. 333-65965 and 811-09003, filed on August 29, 2005,
   Accession No. 0000950129-05-008801.

 9 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
   No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.

10 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-137882 and 811-09003, filed on December 15, 2006, Accession No. 0000950148-06-000158.

12 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-137867 and 811-03859, filed on February 14, 2007, Accession No. 0000950148-07-000041.

13 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-137882 and 811-09003, filed on February 4, 2008, Accession No. 0000950137-08-001540.


14 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
   No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
   Accession No. 0000950134-08-007757.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)                 Vice President
Rodney A. Haviland(1)                       Vice President
Stephen J. Stone(1)                         Vice President
Monica F. Suryapranata(1)                   Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-08-002280 filed February 28, 2008.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 1, 2008, the number of Polaris II A-Class Platinum Series contracts funded by Variable Annuity Account Seven was 16,295 of which 5,895 were qualified contracts and 10,400 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the

Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*         POSITION
    ------------------         --------
    Peter A. Harbeck           Director
    James T. Nichols           Director, President & Chief Executive Officer
    William J. Kuzmich(1)      Director
    Frank Curran               Controller
    Joseph D. Neary            Chief Compliance Officer
    John T. Genoy              Vice President
    Mallary L. Reznik(2)       Vice President
    Christine A. Nixon(2)      Secretary
    Virginia N. Puzon(2)       Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

(1) Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367.

(2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 22nd day of August, 2008.


                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director          August 22, 2008
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director           August 22, 2008
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                August 22, 2008
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                 August 22, 2008
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                       August 22, 2008
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller          August 22, 2008
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                   August 22, 2008
------------------------------------------------
*MANDA GHAFERI

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
(10)           Consent of Independent Registered Public Accounting Firm